Shareholder Report		12 Months Ended
		Aug. 31, 2026 USD ($) Holding	Aug. 31, 2025
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		iShares Trust
Entity Central Index Key		0001100663
Entity Investment Company Type		N-1A
Document Period End Date		Aug. 31, 2026
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
C000232534
Shareholder Report [Line Items]
Fund Name		iShares MSCI China Multisector Tech ETF
Trading Symbol		TCHI
Security Exchange Name		NASDAQ
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares MSCI China Multisector Tech ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI China Multisector Tech ETF	$59	0.59%

Expenses Paid, Amount		$ 59
Expense Ratio, Percent		0.59%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended August 31, 2026, the Fund returned 1.54%.

  For the same period, the MSCI Emerging Markets Index (Net) returned 39.25% and the MSCI China Technology Sub-Industries Select Capped Index (Net) returned 3.35%.

What contributed to performance?

During the reporting period, stocks in the information technology sector were the largest contributors to the Fund’s return. Technology hardware and equipment stocks benefited from strong artificial intelligence (“AI”)-related investment, including increased demand for high-speed optical components and AI servers and infrastructure. Semiconductor and semiconductor equipment stocks also benefited from strong demand, while accelerated domestic semiconductor production and the substitution of foreign technology with domestically developed alternatives provided additional support.

What detracted from performance?

The communication sector detracted from the Fund’s return during the reporting period. Notably, the interactive media and services segment declined amid intensified competition and compressed profit margins resulting from substantial research and development spending and heavy AI-related capital expenditure.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	MSCI Emerging Markets Index (Net)	MSCI China Technology Sub-Industries Select Capped Index (Net)
Dec 21	$10,000	$10,000	$10,000
Jan 22	$9,948	$9,982	$9,815
Feb 22	$9,429	$9,684	$9,448
Mar 22	$8,152	$9,465	$8,329
Apr 22	$7,609	$8,939	$7,803
May 22	$8,101	$8,978	$8,208
Jun 22	$8,867	$8,382	$8,906
Jul 22	$8,059	$8,361	$8,120
Aug 22	$8,026	$8,396	$8,141
Sep 22	$6,578	$7,412	$6,663
Oct 22	$5,822	$7,181	$5,873
Nov 22	$7,377	$8,247	$7,307
Dec 22	$7,606	$8,131	$7,738
Jan 23	$8,611	$8,773	$8,688
Feb 23	$7,720	$8,204	$7,802
Mar 23	$8,049	$8,452	$8,165
Apr 23	$7,500	$8,357	$7,550
May 23	$6,826	$8,216	$6,916
Jun 23	$7,230	$8,528	$7,307
Jul 23	$7,977	$9,059	$8,060
Aug 23	$7,307	$8,501	$7,409
Sep 23	$6,987	$8,279	$7,126
Oct 23	$6,704	$7,957	$6,807
Nov 23	$7,192	$8,594	$7,316
Dec 23	$7,173	$8,930	$7,283
Jan 24	$5,994	$8,515	$6,084
Feb 24	$6,696	$8,920	$6,845
Mar 24	$6,875	$9,116	$6,983
Apr 24	$7,038	$9,182	$7,244
May 24	$7,228	$9,234	$7,337
Jun 24	$6,869	$9,598	$7,034
Jul 24	$6,724	$9,627	$6,891
Aug 24	$6,474	$9,782	$6,638
Sep 24	$8,167	$10,436	$8,529
Oct 24	$7,958	$9,971	$8,113
Nov 24	$7,799	$9,613	$7,913
Dec 24	$7,824	$9,600	$8,023
Jan 25	$8,115	$9,771	$8,229
Feb 25	$8,897	$9,819	$9,042
Mar 25	$8,723	$9,881	$8,886
Apr 25	$8,036	$10,011	$8,242
May 25	$7,987	$10,438	$8,236
Jun 25	$8,708	$11,066	$8,893
Jul 25	$9,133	$11,281	$9,382
Aug 25	$10,391	$11,426	$10,566
Sep 25	$11,580	$12,243	$11,943
Oct 25	$11,057	$12,755	$11,357
Nov 25	$10,414	$12,450	$10,647
Dec 25	$10,435	$12,822	$10,729
Jan 26	$10,981	$13,958	$11,366
Feb 26	$10,408	$14,724	$10,768
Mar 26	$9,604	$12,801	$9,671
Apr 26	$10,577	$14,684	$10,756
May 26	$11,348	$16,107	$11,684
Jun 26	$11,839	$15,880	$12,088
Jul 26	$10,372	$15,392	$10,652
Aug 26	$10,551	$15,910	$10,921

Average Annual Return [Table Text Block]
Table Summary
...
1 Year	Since Fund Inception
Fund NAV...
1.54%	1.17%
MSCI Emerging Markets Index (Net)...
39.25	10.63
MSCI China Technology Sub-Industries Select Capped Index (Net)...
3.35	1.93

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet		$ 44,651,168
Holdings Count | Holding		197
Advisory Fees Paid, Amount		$ 252,513
InvestmentCompanyPortfolioTurnover		40.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$44,651,168
Number of Portfolio Holdings...
197
Net Investment Advisory Fees...
$252,513
Portfolio Turnover Rate...
40%

C000106878
Shareholder Report [Line Items]
Fund Name		iShares MSCI India ETF
Trading Symbol		INDA
Security Exchange Name		CboeBZX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares MSCI India ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI India ETF	$61	0.62%

Expenses Paid, Amount		$ 61
Expense Ratio, Percent		0.62%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended August 31, 2026, the Fund returned (4.27)%.

  For the same period, the MSCI Emerging Markets Index (Net) returned 39.25% and the MSCI India Index (Net) returned (3.79)%.

What contributed to performance?

During the reporting period, industrial stocks modestly contributed to the Fund’s performance, notably companies providing electrical equipment that benefited from continued infrastructure investment, grid expansion, and rising electricity demand in India.

What detracted from performance?

Indian equities suffered from global macro headwinds during the reporting period, including surging crude oil prices, elevated bond yields, and outflows of foreign institutional investor capital. Software and services stocks in the information technology sector were among the largest detractors from the Fund’s return. IT consulting firms faced headwinds as rapid advancements in artificial intelligence prompted companies to shift away from the traditional outsourcing model. Diversified banks in the financials sector were pressured as a large private-sector bank faced post-merger profitability challenges and leadership departures. Companies that provide personal care products in the consumer staples sector declined amid rising input costs.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	MSCI Emerging Markets Index (Net)	MSCI India Index (Net)
Aug 16	$10,000	$10,000	$10,000
Sep 16	$9,902	$10,129	$9,908
Oct 16	$9,848	$10,153	$9,860
Nov 16	$9,112	$9,685	$9,124
Dec 16	$9,096	$9,707	$9,117
Jan 17	$9,486	$10,238	$9,514
Feb 17	$10,038	$10,551	$10,076
Mar 17	$10,634	$10,818	$10,678
Apr 17	$10,834	$11,054	$10,884
May 17	$11,017	$11,381	$11,075
Jun 17	$10,923	$11,496	$10,989
Jul 17	$11,725	$12,181	$11,835
Aug 17	$11,627	$12,453	$11,746
Sep 17	$11,134	$12,403	$11,313
Oct 17	$11,922	$12,838	$12,147
Nov 17	$11,831	$12,864	$12,061
Dec 17	$12,389	$13,326	$12,650
Jan 18	$12,789	$14,436	$13,086
Feb 18	$11,947	$13,770	$12,209
Mar 18	$11,529	$13,496	$11,771
Apr 18	$11,991	$13,455	$12,255
May 18	$11,563	$12,978	$11,815
Jun 18	$11,415	$12,439	$11,700
Jul 18	$12,145	$12,712	$12,462
Aug 18	$12,238	$12,368	$12,582
Sep 18	$11,157	$12,303	$11,437
Oct 18	$10,413	$11,231	$10,639
Nov 18	$11,473	$11,694	$11,742
Dec 18	$11,467	$11,384	$11,726
Jan 19	$11,232	$12,381	$11,500
Feb 19	$11,225	$12,409	$11,504
Mar 19	$12,221	$12,513	$12,566
Apr 19	$12,276	$12,777	$12,636
May 19	$12,297	$11,849	$12,664
Jun 19	$12,277	$12,589	$12,629
Jul 19	$11,652	$12,435	$11,970
Aug 19	$11,307	$11,829	$11,620
Sep 19	$11,652	$12,055	$11,978
Oct 19	$12,130	$12,563	$12,496
Nov 19	$12,036	$12,546	$12,426
Dec 19	$12,226	$13,482	$12,615
Jan 20	$12,131	$12,853	$12,515
Feb 20	$11,269	$12,175	$11,605
Mar 20	$8,499	$10,300	$8,688
Apr 20	$9,864	$11,243	$10,091
May 20	$9,595	$11,330	$9,810
Jun 20	$10,241	$12,162	$10,477
Jul 20	$11,303	$13,249	$11,564
Aug 20	$11,691	$13,542	$11,969
Sep 20	$11,755	$13,325	$12,043
Oct 20	$11,884	$13,599	$12,178
Nov 20	$12,802	$14,857	$13,229
Dec 20	$14,025	$15,949	$14,577
Jan 21	$13,706	$16,439	$14,237
Feb 21	$14,299	$16,564	$14,982
Mar 21	$14,639	$16,314	$15,322
Apr 21	$14,488	$16,720	$15,180
May 21	$15,525	$16,912	$16,363
Jun 21	$15,522	$17,137	$16,381
Jul 21	$15,656	$15,984	$16,522
Aug 21	$17,133	$16,402	$18,330
Sep 21	$17,136	$15,751	$18,440
Oct 21	$17,098	$15,906	$18,293
Nov 21	$16,599	$15,258	$17,738
Dec 21	$17,167	$15,544	$18,401
Jan 22	$17,137	$15,250	$18,149
Feb 22	$16,352	$14,794	$17,422
Mar 22	$16,692	$14,460	$18,059
Apr 22	$16,352	$13,655	$17,757
May 22	$15,613	$13,716	$16,723
Jun 22	$14,767	$12,804	$15,595
Jul 22	$15,958	$12,773	$17,048
Aug 22	$16,141	$12,826	$17,749
Sep 22	$15,329	$11,322	$16,608
Oct 22	$15,720	$10,971	$17,034
Nov 22	$16,523	$12,598	$17,918
Dec 22	$15,556	$12,421	$16,937
Jan 23	$15,302	$13,402	$16,430
Feb 23	$14,511	$12,533	$15,680
Mar 23	$14,724	$12,912	$15,862
Apr 23	$15,349	$12,766	$16,522
May 23	$15,599	$12,552	$17,004
Jun 23	$16,302	$13,028	$17,802
Jul 23	$16,697	$13,839	$18,334
Aug 23	$16,374	$12,987	$17,985
Sep 23	$16,608	$12,647	$18,286
Oct 23	$16,198	$12,156	$17,742
Nov 23	$17,144	$13,128	$18,927
Dec 23	$18,277	$13,642	$20,461
Jan 24	$18,693	$13,008	$20,954
Feb 24	$19,108	$13,627	$21,528
Mar 24	$19,317	$13,927	$21,703
Apr 24	$19,560	$14,027	$22,206
May 24	$19,751	$14,107	$22,363
Jun 24	$20,850	$14,663	$23,918
Jul 24	$21,456	$14,707	$24,869
Aug 24	$21,595	$14,944	$25,130
Sep 24	$21,879	$15,942	$25,661
Oct 24	$20,455	$15,233	$23,541
Nov 24	$20,487	$14,686	$23,443
Dec 24	$19,921	$14,666	$22,756
Jan 25	$19,313	$14,927	$21,946
Feb 25	$18,080	$15,000	$20,187
Mar 25	$19,405	$15,095	$22,084
Apr 25	$20,234	$15,293	$23,147
May 25	$20,428	$15,946	$23,406
Jun 25	$20,943	$16,904	$24,121
Jul 25	$19,908	$17,234	$22,891
Aug 25	$19,580	$17,455	$22,174
Sep 25	$19,614	$18,703	$22,286
Oct 25	$20,339	$19,485	$23,264
Nov 25	$20,529	$19,019	$23,466
Dec 25	$20,413	$19,588	$23,352
Jan 26	$19,449	$21,322	$22,160
Feb 26	$19,696	$22,494	$22,473
Mar 26	$17,324	$19,556	$19,117
Apr 26	$18,473	$22,433	$20,868
May 26	$18,254	$24,606	$20,742
Jun 26	$18,558	$24,259	$21,043
Jul 26	$18,777	$23,513	$21,405
Aug 26	$18,766	$24,305	$21,334

Average Annual Return [Table Text Block]
Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
(4.27)%	1.84%	6.50%
MSCI Emerging Markets Index (Net)...
39.25	8.18	9.29
MSCI India Index (Net)...
(3.79)	3.08	7.87

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet		$ 6,746,431,076
Holdings Count | Holding		170
Advisory Fees Paid, Amount		$ 50,717,718
InvestmentCompanyPortfolioTurnover		25.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$6,746,431,076
Number of Portfolio Holdings...
170
Net Investment Advisory Fees...
$50,717,718
Portfolio Turnover Rate...
25%

C000106876
Shareholder Report [Line Items]
Fund Name		iShares MSCI India Small-Cap ETF
Trading Symbol		SMIN
Security Exchange Name		CboeBZX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares MSCI India Small-Cap ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI India Small-Cap ETF	$75	0.74%

Expenses Paid, Amount		$ 75
Expense Ratio, Percent		0.74%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended August 31, 2026, the Fund returned 2.23%.

  For the same period, the MSCI Emerging Markets Index (Net) returned 39.25% and the MSCI India Small Cap Index (Net) returned 4.81%.

What contributed to performance?

During the reporting period, small-cap healthcare firms contributed to the Fund’s return. In the pharmaceuticals subsector, gains were primarily driven by strong execution among contract manufacturers, supported by the government’s Production-Linked Incentive scheme, which provides financial incentives to encourage domestic manufacturing and expand production capacity. Additionally, growing demand from global drugmakers seeking to diversify their supply chains beyond China helped support these firms. Diversified banks in the financials sector benefited from robust borrowing trends and improved debt recovery processes.

What detracted from performance?

The utilities sector modestly detracted from the Fund’s return during the reporting period. Gas utilities experienced pullbacks, primarily driven by reductions in government-allocated domestic natural gas supplies, which increased reliance on more expensive imported gas, as well as tariff revisions.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	MSCI Emerging Markets Index (Net)	MSCI India Small Cap Index (Net)
Aug 16	$10,000	$10,000	$10,000
Sep 16	$10,081	$10,129	$10,090
Oct 16	$10,508	$10,153	$10,525
Nov 16	$9,375	$9,685	$9,397
Dec 16	$9,236	$9,707	$9,266
Jan 17	$9,873	$10,238	$9,912
Feb 17	$10,817	$10,551	$10,866
Mar 17	$11,705	$10,818	$11,767
Apr 17	$12,472	$11,054	$12,552
May 17	$12,171	$11,381	$12,256
Jun 17	$12,469	$11,496	$12,581
Jul 17	$12,972	$12,181	$13,142
Aug 17	$12,997	$12,453	$13,161
Sep 17	$12,738	$12,403	$12,892
Oct 17	$13,736	$12,838	$14,032
Nov 17	$14,118	$12,864	$14,473
Dec 17	$14,941	$13,326	$15,472
Jan 18	$14,709	$14,436	$15,199
Feb 18	$13,978	$13,770	$14,374
Mar 18	$13,320	$13,496	$13,596
Apr 18	$13,946	$13,455	$14,331
May 18	$13,056	$12,978	$13,328
Jun 18	$12,160	$12,439	$12,411
Jul 18	$12,612	$12,712	$12,903
Aug 18	$12,690	$12,368	$13,009
Sep 18	$10,497	$12,303	$10,769
Oct 18	$10,132	$11,231	$10,390
Nov 18	$10,952	$11,694	$11,228
Dec 18	$11,142	$11,384	$11,453
Jan 19	$10,431	$12,381	$10,737
Feb 19	$10,302	$12,409	$10,612
Mar 19	$11,605	$12,513	$11,961
Apr 19	$11,245	$12,777	$11,598
May 19	$11,429	$11,849	$11,800
Jun 19	$11,178	$12,589	$11,545
Jul 19	$10,174	$12,435	$10,510
Aug 19	$9,660	$11,829	$9,986
Sep 19	$10,085	$12,055	$10,394
Oct 19	$10,470	$12,563	$10,798
Nov 19	$10,559	$12,546	$10,901
Dec 19	$10,566	$13,482	$10,920
Jan 20	$11,172	$12,853	$11,573
Feb 20	$10,408	$12,175	$10,772
Mar 20	$6,831	$10,300	$7,038
Apr 20	$7,876	$11,243	$8,118
May 20	$7,686	$11,330	$7,928
Jun 20	$8,702	$12,162	$8,991
Jul 20	$9,317	$13,249	$9,656
Aug 20	$10,255	$13,542	$10,649
Sep 20	$10,549	$13,325	$10,933
Oct 20	$10,472	$13,599	$10,866
Nov 20	$11,796	$14,857	$12,332
Dec 20	$12,580	$15,949	$13,207
Jan 21	$12,669	$16,439	$13,333
Feb 21	$14,028	$16,564	$14,912
Mar 21	$14,438	$16,314	$15,333
Apr 21	$14,477	$16,720	$15,448
May 21	$15,577	$16,912	$16,727
Jun 21	$16,135	$17,137	$17,330
Jul 21	$16,884	$15,984	$18,246
Aug 21	$17,197	$16,402	$18,657
Sep 21	$17,857	$15,751	$19,569
Oct 21	$17,767	$15,906	$19,328
Nov 21	$17,485	$15,258	$18,976
Dec 21	$18,202	$15,544	$19,959
Jan 22	$18,028	$15,250	$19,560
Feb 22	$16,543	$14,794	$17,847
Mar 22	$17,030	$14,460	$18,665
Apr 22	$16,883	$13,655	$18,594
May 22	$15,744	$13,716	$17,038
Jun 22	$14,773	$12,804	$15,827
Jul 22	$15,927	$12,773	$17,205
Aug 22	$16,374	$12,826	$18,091
Sep 22	$16,036	$11,322	$17,598
Oct 22	$15,884	$10,971	$17,499
Nov 22	$16,408	$12,598	$18,015
Dec 22	$15,658	$12,421	$17,279
Jan 23	$15,653	$13,402	$17,194
Feb 23	$15,117	$12,533	$16,693
Mar 23	$15,042	$12,912	$16,554
Apr 23	$15,871	$12,766	$17,463
May 23	$16,373	$12,552	$18,202
Jun 23	$17,437	$13,028	$19,554
Jul 23	$18,339	$13,839	$20,797
Aug 23	$18,953	$12,987	$21,751
Sep 23	$19,057	$12,647	$21,964
Oct 23	$18,696	$12,156	$21,363
Nov 23	$20,135	$13,128	$23,260
Dec 23	$21,107	$13,642	$24,645
Jan 24	$22,180	$13,008	$26,068
Feb 24	$21,953	$13,627	$25,844
Mar 24	$21,212	$13,927	$24,724
Apr 24	$22,678	$14,027	$26,971
May 24	$22,722	$14,107	$26,885
Jun 24	$24,479	$14,663	$29,537
Jul 24	$25,332	$14,707	$31,124
Aug 24	$25,505	$14,944	$31,354
Sep 24	$25,983	$15,942	$32,111
Oct 24	$25,147	$15,233	$30,793
Nov 24	$25,112	$14,686	$30,601
Dec 24	$24,767	$14,666	$30,222
Jan 25	$22,614	$14,927	$26,985
Feb 25	$20,067	$15,000	$23,425
Mar 25	$22,005	$15,095	$26,096
Apr 25	$22,481	$15,293	$26,696
May 25	$23,996	$15,946	$28,897
Jun 25	$24,815	$16,904	$30,124
Jul 25	$23,749	$17,234	$28,914
Aug 25	$23,177	$17,455	$27,924
Sep 25	$23,212	$18,703	$28,020
Oct 25	$23,818	$19,485	$29,021
Nov 25	$23,353	$19,019	$28,233
Dec 25	$23,079	$19,588	$27,827
Jan 26	$21,688	$21,322	$25,857
Feb 26	$21,952	$22,494	$26,309
Mar 26	$19,257	$19,556	$22,686
Apr 26	$21,847	$22,433	$26,232
May 26	$22,137	$24,606	$26,846
Jun 26	$23,074	$24,259	$28,129
Jul 26	$23,077	$23,513	$28,251
Aug 26	$23,719	$24,305	$29,267

Average Annual Return [Table Text Block]
Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
2.23%	6.64%	9.02%
MSCI Emerging Markets Index (Net)...
39.25	8.18	9.29
MSCI India Small Cap Index (Net)...
4.81	9.42	11.34

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet		$ 774,334,650
Holdings Count | Holding		455
Advisory Fees Paid, Amount		$ 5,453,548
InvestmentCompanyPortfolioTurnover		44.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$774,334,650
Number of Portfolio Holdings...
455
Net Investment Advisory Fees...
$5,453,548
Portfolio Turnover Rate...
44%

C000210083
Shareholder Report [Line Items]
Fund Name		iShares MSCI Japan Value ETF
Trading Symbol		EWJV
Security Exchange Name		NASDAQ
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares MSCI Japan Value ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Japan Value ETF	$17	0.15%

Expenses Paid, Amount		$ 17
Expense Ratio, Percent		0.15%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended August 31, 2026, the Fund returned 32.47%.

  For the same period, the MSCI ACWI ex USA Index (Net) returned 27.35% and the MSCI Japan Value Index (Net) returned 32.07%.

What contributed to performance?

During the reporting period, Japanese value stocks were supported by ongoing corporate governance reforms, which continued to encourage greater capital efficiency and shareholder returns, as well as sustained investor interest in Japanese equities. In this landscape, financial stocks were the largest contributor to the Fund’s return. As the Bank of Japan continued to normalize monetary policy, diversified banks benefited from wider lending margins and higher net interest income (the difference between the interest banks earn on loans and the interest they pay on deposits.) Insurance stocks also contributed, supported by higher domestic interest rates and the resulting improvement in investment income. In the industrials sector, trading companies and distributors contributed, supported by heightened institutional interest, a weakening currency, and commodity tailwinds. Japan’s major trading companies operate as diversified global enterprises, investing in, financing, and managing a diverse portfolio of businesses and resources.

What detracted from performance?

There were no significant detractors from the Fund’s return during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	MSCI ACWI ex USA Index (Net)	MSCI Japan Value Index (Net)
Feb 19	$10,000	$10,000	$10,000
Mar 19	$10,024	$10,046	$10,027
Apr 19	$10,077	$10,312	$10,072
May 19	$9,668	$9,758	$9,659
Jun 19	$10,034	$10,346	$10,021
Jul 19	$9,951	$10,221	$9,939
Aug 19	$9,790	$9,905	$9,775
Sep 19	$10,278	$10,160	$10,255
Oct 19	$10,786	$10,515	$10,765
Nov 19	$10,823	$10,607	$10,807
Dec 19	$11,048	$11,067	$11,028
Jan 20	$10,806	$10,769	$10,787
Feb 20	$9,883	$9,918	$9,865
Mar 20	$8,787	$8,482	$8,763
Apr 20	$9,193	$9,125	$9,173
May 20	$9,591	$9,423	$9,567
Jun 20	$9,421	$9,849	$9,398
Jul 20	$9,070	$10,288	$9,040
Aug 20	$9,957	$10,729	$9,926
Sep 20	$9,816	$10,465	$9,801
Oct 20	$9,653	$10,240	$9,629
Nov 20	$10,601	$11,617	$10,560
Dec 20	$11,146	$12,245	$11,112
Jan 21	$11,172	$12,272	$11,137
Feb 21	$11,730	$12,515	$11,703
Mar 21	$12,076	$12,673	$12,043
Apr 21	$11,868	$13,046	$11,831
May 21	$12,223	$13,454	$12,226
Jun 21	$12,093	$13,367	$12,072
Jul 21	$11,992	$13,147	$11,902
Aug 21	$12,110	$13,396	$12,111
Sep 21	$12,507	$12,968	$12,536
Oct 21	$12,093	$13,277	$12,037
Nov 21	$11,555	$12,679	$11,541
Dec 21	$11,832	$13,203	$11,766
Jan 22	$12,156	$12,717	$12,004
Feb 22	$12,020	$12,465	$11,994
Mar 22	$11,820	$12,485	$11,925
Apr 22	$11,144	$11,701	$11,155
May 22	$11,316	$11,785	$11,280
Jun 22	$10,649	$10,771	$10,610
Jul 22	$11,085	$11,140	$10,970
Aug 22	$10,709	$10,782	$10,760
Sep 22	$9,737	$9,704	$9,686
Oct 22	$9,955	$9,994	$9,930
Nov 22	$11,118	$11,174	$10,885
Dec 22	$11,160	$11,090	$11,147
Jan 23	$11,804	$11,990	$11,723
Feb 23	$11,426	$11,569	$11,398
Mar 23	$11,682	$11,852	$11,589
Apr 23	$11,798	$12,058	$11,703
May 23	$11,805	$11,619	$11,765
Jun 23	$12,614	$12,141	$12,497
Jul 23	$13,101	$12,634	$13,058
Aug 23	$13,007	$12,063	$12,993
Sep 23	$13,176	$11,683	$13,164
Oct 23	$12,714	$11,200	$12,513
Nov 23	$13,393	$12,209	$13,336
Dec 23	$13,733	$12,822	$13,723
Jan 24	$14,374	$12,695	$14,555
Feb 24	$14,965	$13,016	$14,925
Mar 24	$15,631	$13,423	$15,517
Apr 24	$15,107	$13,182	$15,144
May 24	$15,440	$13,565	$15,341
Jun 24	$15,160	$13,552	$15,045
Jul 24	$16,006	$13,866	$16,068
Aug 24	$16,004	$14,260	$15,896
Sep 24	$15,894	$14,645	$15,765
Oct 24	$15,043	$13,926	$15,152
Nov 24	$15,496	$13,800	$15,382
Dec 24	$15,349	$13,532	$15,473
Jan 25	$15,719	$14,077	$15,799
Feb 25	$16,135	$14,272	$15,943
Mar 25	$16,334	$14,240	$16,158
Apr 25	$16,867	$14,754	$16,820
May 25	$17,385	$15,430	$17,389
Jun 25	$17,272	$15,954	$17,213
Jul 25	$17,220	$15,908	$17,318
Aug 25	$18,855	$16,460	$19,008
Sep 25	$19,523	$17,053	$19,515
Oct 25	$19,545	$17,398	$19,502
Nov 25	$19,997	$17,393	$19,913
Dec 25	$20,501	$17,914	$20,425
Jan 26	$21,960	$18,986	$21,963
Feb 26	$23,980	$19,939	$24,114
Mar 26	$22,062	$17,788	$21,338
Apr 26	$22,561	$19,505	$22,470
May 26	$23,606	$20,487	$23,609
Jun 26	$23,125	$20,366	$22,929
Jul 26	$24,358	$20,436	$24,517
Aug 26	$24,978	$20,961	$25,104

Average Annual Return [Table Text Block]
Table Summary
...
1 Year	5 Years	Since Fund Inception
Fund NAV...
32.47%	15.58%	12.99%
MSCI ACWI ex USA Index (Net)...
27.35	9.37	10.39
MSCI Japan Value Index (Net)...
32.07	15.69	13.08

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet		$ 763,149,101
Holdings Count | Holding		110
Advisory Fees Paid, Amount		$ 953,432
InvestmentCompanyPortfolioTurnover		26.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$763,149,101
Number of Portfolio Holdings...
110
Net Investment Advisory Fees...
$953,432
Portfolio Turnover Rate...
26%

C000141929
Shareholder Report [Line Items]
Fund Name		iShares Currency Hedged MSCI Eurozone ETF
Trading Symbol		HEZU
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares Currency Hedged MSCI Eurozone ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Currency Hedged MSCI Eurozone ETF	$3Footnote Reference(a)	0.03%Footnote Reference(a)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	[1]	$ 3
Expense Ratio, Percent	[1]	0.03%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended August 31, 2026, the Fund returned 24.34%.

  For the same period, the MSCI ACWI ex USA Index (Net) returned 27.35% and the MSCI EMU 100% Hedged to USD Index (Net) returned 24.67%.

What contributed to performance?

Within the eurozone, a monetary union of 20 European Union member states that have adopted the euro, as their common currency, Dutch stocks were the leading contributor to the Fund’s return during the reporting period. The dominant global manufacturer of systems that print microscopic circuitry onto silicon wafers for advanced microchips was propelled by robust demand for specialized artificial intelligence (“AI”) accelerators, high-performance computing platforms, and advanced logic chips. Spanish financial stocks also contributed. Supported by the country’s growing economy, diversified banks experienced robust loan growth and solid net interest income (the difference between the interest banks earn on loans and the interest they pay on deposits). Additionally, in France, an industrials company specializing in energy management and industrial automation in the industrials sector gained due to solid demand for data center infrastructure, home electrification, and AI-related expansion.

What detracted from performance?

There were no significant detractors from the Fund’s performance during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	MSCI ACWI ex USA Index (Net)	MSCI EMU 100% Hedged to USD Index (Net)
Aug 16	$10,000	$10,000	$10,000
Sep 16	$10,024	$10,123	$10,015
Oct 16	$10,158	$9,978	$10,157
Nov 16	$10,113	$9,747	$10,138
Dec 16	$10,829	$9,996	$10,855
Jan 17	$10,805	$10,350	$10,764
Feb 17	$11,041	$10,515	$11,056
Mar 17	$11,679	$10,782	$11,675
Apr 17	$11,944	$11,013	$11,966
May 17	$12,180	$11,370	$12,180
Jun 17	$11,928	$11,405	$11,888
Jul 17	$11,900	$11,826	$11,951
Aug 17	$11,913	$11,888	$11,916
Sep 17	$12,438	$12,108	$12,460
Oct 17	$12,780	$12,336	$12,776
Nov 17	$12,491	$12,436	$12,533
Dec 17	$12,374	$12,714	$12,450
Jan 18	$12,839	$13,423	$12,883
Feb 18	$12,312	$12,790	$12,428
Mar 18	$12,159	$12,564	$12,195
Apr 18	$12,673	$12,764	$12,803
May 18	$12,648	$12,470	$12,649
Jun 18	$12,474	$12,235	$12,569
Jul 18	$12,964	$12,528	$13,033
Aug 18	$12,670	$12,266	$12,719
Sep 18	$12,636	$12,322	$12,711
Oct 18	$11,857	$11,320	$11,941
Nov 18	$11,848	$11,427	$11,867
Dec 18	$11,112	$10,909	$11,198
Jan 19	$11,883	$11,734	$11,935
Feb 19	$12,358	$11,963	$12,428
Mar 19	$12,576	$12,034	$12,619
Apr 19	$13,240	$12,352	$13,298
May 19	$12,469	$11,689	$12,554
Jun 19	$13,154	$12,393	$13,242
Jul 19	$13,172	$12,243	$13,288
Aug 19	$13,102	$11,865	$13,158
Sep 19	$13,567	$12,170	$13,670
Oct 19	$13,821	$12,595	$13,877
Nov 19	$14,142	$12,706	$14,267
Dec 19	$14,377	$13,256	$14,468
Jan 20	$14,069	$12,900	$14,248
Feb 20	$13,110	$11,880	$13,155
Mar 20	$10,695	$10,160	$10,920
Apr 20	$11,450	$10,930	$11,640
May 20	$12,156	$11,288	$12,203
Jun 20	$12,721	$11,798	$12,811
Jul 20	$12,528	$12,324	$12,633
Aug 20	$12,943	$12,852	$13,089
Sep 20	$12,696	$12,536	$12,867
Oct 20	$12,108	$12,266	$12,162
Nov 20	$14,203	$13,916	$14,306
Dec 20	$14,463	$14,669	$14,608
Jan 21	$14,320	$14,700	$14,426
Feb 21	$14,894	$14,991	$14,953
Mar 21	$15,867	$15,181	$15,922
Apr 21	$16,215	$15,628	$16,283
May 21	$16,701	$16,117	$16,808
Jun 21	$16,877	$16,012	$16,889
Jul 21	$17,052	$15,748	$17,121
Aug 21	$17,479	$16,047	$17,551
Sep 21	$16,889	$15,534	$16,981
Oct 21	$17,699	$15,904	$17,686
Nov 21	$17,090	$15,188	$17,126
Dec 21	$17,826	$15,816	$18,003
Jan 22	$17,475	$15,233	$17,397
Feb 22	$16,228	$14,931	$16,495
Mar 22	$16,245	$14,955	$16,402
Apr 22	$15,838	$14,016	$16,122
May 22	$16,263	$14,117	$16,236
Jun 22	$14,875	$12,902	$14,806
Jul 22	$16,015	$13,344	$15,896
Aug 22	$15,119	$12,915	$15,138
Sep 22	$14,096	$11,624	$14,244
Oct 22	$15,431	$11,972	$15,413
Nov 22	$16,981	$13,385	$16,794
Dec 22	$16,162	$13,285	$16,225
Jan 23	$17,940	$14,362	$17,846
Feb 23	$18,142	$13,859	$18,163
Mar 23	$18,345	$14,197	$18,330
Apr 23	$18,667	$14,444	$18,640
May 23	$18,299	$13,918	$18,229
Jun 23	$19,017	$14,543	$18,970
Jul 23	$19,365	$15,134	$19,371
Aug 23	$18,793	$14,451	$18,814
Sep 23	$18,201	$13,994	$18,248
Oct 23	$17,718	$13,417	$17,676
Nov 23	$19,202	$14,625	$19,154
Dec 23	$19,861	$15,360	$19,808
Jan 24	$20,180	$15,207	$20,252
Feb 24	$21,012	$15,592	$20,947
Mar 24	$21,934	$16,079	$21,903
Apr 24	$21,424	$15,791	$21,511
May 24	$22,288	$16,249	$22,132
Jun 24	$21,671	$16,234	$21,620
Jul 24	$21,735	$16,609	$21,743
Aug 24	$22,171	$17,082	$22,138
Sep 24	$22,415	$17,542	$22,396
Oct 24	$21,701	$16,682	$21,705
Nov 24	$21,712	$16,531	$21,744
Dec 24	$22,010	$16,210	$22,062
Jan 25	$23,578	$16,863	$23,700
Feb 25	$24,461	$17,096	$24,548
Mar 25	$23,888	$17,058	$23,802
Apr 25	$23,894	$17,674	$23,870
May 25	$25,277	$18,483	$25,240
Jun 25	$25,106	$19,111	$25,102
Jul 25	$25,357	$19,056	$25,397
Aug 25	$25,537	$19,717	$25,554
Sep 25	$26,404	$20,427	$26,332
Oct 25	$27,028	$20,840	$27,000
Nov 25	$27,104	$20,835	$27,123
Dec 25	$27,702	$21,459	$27,822
Jan 26	$28,609	$22,743	$28,654
Feb 26	$29,557	$23,885	$29,710
Mar 26	$27,678	$21,308	$27,329
Apr 26	$29,080	$23,364	$29,125
May 26	$30,236	$24,541	$30,361
Jun 26	$31,754	$24,396	$31,638
Jul 26	$31,540	$24,480	$31,517
Aug 26	$31,752	$25,109	$31,858

Average Annual Return [Table Text Block]
Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
24.34%	12.68%	12.25%
MSCI ACWI ex USA Index (Net)...
27.35	9.37	9.64
MSCI EMU 100% Hedged to USD Index (Net)...
24.67	12.66	12.29

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date			Aug. 31, 2025
AssetsNet		$ 592,364,462
Holdings Count | Holding		12
Advisory Fees Paid, Amount		$ 181,926
InvestmentCompanyPortfolioTurnover		9.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$592,364,462
Number of Portfolio Holdings...
12
Net Investment Advisory Fees...
$181,926
Portfolio Turnover Rate...
9%

Holdings [Text Block]

Portfolio composition

Sector allocation (of the underlying fund) Footnote Reference(a)

Table Summary
Asset Type	Percent of Net Assets
Investment Companies...
100.1%
Short-Term Securities...
0.0Footnote Reference(b)
Forward foreign currency exchange contracts, net cumulative depreciation...
(1.0)
Other Assets Less Liabilities...
0.9
Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(c)
Financials...
27.1%
Industrials...
19.8
Information Technology...
15.4
Consumer Discretionary...
8.1
Utilities...
6.6
Health Care...
5.9
Consumer Staples...
5.3
Materials...
4.0
Energy...
3.9
Communication Services...
3.3
Real Estate...
0.6
Footnote	Description
Footnote(a)	The underlying fund is iShares MSCI Eurozone ETF.
Footnote(b)	Rounds to less than 0.1%.
Footnote(c)	Excludes money market funds.

Updated Prospectus Phone Number		(1-800-474-2737)
Updated Prospectus Web Address		blackrock.com/fundreports
C000133234
Shareholder Report [Line Items]
Fund Name		iShares Currency Hedged MSCI Japan ETF
Trading Symbol		HEWJ
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares Currency Hedged MSCI Japan ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Currency Hedged MSCI Japan ETF	$1Footnote Reference(a)	0.01%Footnote Reference(a)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	[2]	$ 1
Expense Ratio, Percent	[2]	0.01%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended August 31, 2026, the Fund returned 43.20%.

  For the same period, the MSCI ACWI ex USA Index (Net) returned 27.35% and the MSCI Japan 100% Hedged to USD Index (Net) returned 43.42%.

What contributed to performance?

The information technology sector contributed the most to the Fund’s return during the reporting period. Semiconductor equipment companies benefited from strong artificial intelligence (“AI”)-related investment in leading-edge logic and memory, as well as growing demand for advanced packaging and more sophisticated testing as chip complexity increased. In the electronic components segment, companies benefited from sustained demand for AI data-center infrastructure. Financial stocks also contributed. As the Bank of Japan continued to normalize monetary policy with two rate hikes, diversified banks were supported by wider lending margins and higher net interest income (the difference between the interest banks earn on loans and the interest they pay on deposits). In the industrials sector, trading companies gained amid solid activity across diversified businesses, including resources, infrastructure, industrials, and automotive-related activities.

What detracted from performance?

There were no significant detractors from the Fund’s return during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	MSCI ACWI ex USA Index (Net)	MSCI Japan 100% Hedged to USD Index (Net)
Aug 16	$10,000	$10,000	$10,000
Sep 16	$10,024	$10,123	$9,964
Oct 16	$10,437	$9,978	$10,477
Nov 16	$11,201	$9,747	$11,051
Dec 16	$11,352	$9,996	$11,433
Jan 17	$11,369	$10,350	$11,468
Feb 17	$11,471	$10,515	$11,532
Mar 17	$11,442	$10,782	$11,459
Apr 17	$11,548	$11,013	$11,597
May 17	$11,801	$11,370	$11,866
Jun 17	$12,156	$11,405	$12,197
Jul 17	$12,179	$11,826	$12,253
Aug 17	$12,150	$11,888	$12,216
Sep 17	$12,668	$12,108	$12,743
Oct 17	$13,486	$12,336	$13,470
Nov 17	$13,655	$12,436	$13,683
Dec 17	$13,794	$12,714	$13,894
Jan 18	$14,059	$13,423	$14,106
Feb 18	$13,343	$12,790	$13,588
Mar 18	$13,252	$12,564	$13,192
Apr 18	$13,616	$12,764	$13,771
May 18	$13,372	$12,470	$13,565
Jun 18	$13,327	$12,235	$13,511
Jul 18	$13,625	$12,528	$13,734
Aug 18	$13,495	$12,266	$13,663
Sep 18	$14,288	$12,322	$14,433
Oct 18	$12,949	$11,320	$13,153
Nov 18	$13,170	$11,427	$13,312
Dec 18	$11,734	$10,909	$12,004
Jan 19	$12,525	$11,734	$12,667
Feb 19	$12,860	$11,963	$12,973
Mar 19	$12,898	$12,034	$13,004
Apr 19	$13,158	$12,352	$13,300
May 19	$12,174	$11,689	$12,464
Jun 19	$12,693	$12,393	$12,863
Jul 19	$12,783	$12,243	$13,011
Aug 19	$12,408	$11,865	$12,609
Sep 19	$13,298	$12,170	$13,370
Oct 19	$13,766	$12,595	$14,052
Nov 19	$14,146	$12,706	$14,337
Dec 19	$14,210	$13,256	$14,566
Jan 20	$13,830	$12,900	$14,353
Feb 20	$12,628	$11,880	$12,994
Mar 20	$11,731	$10,160	$12,100
Apr 20	$12,300	$10,930	$12,654
May 20	$13,227	$11,288	$13,501
Jun 20	$13,236	$11,798	$13,524
Jul 20	$12,834	$12,324	$13,041
Aug 20	$13,713	$12,852	$14,078
Sep 20	$13,909	$12,536	$14,154
Oct 20	$13,613	$12,266	$13,796
Nov 20	$15,010	$13,916	$15,489
Dec 20	$15,657	$14,669	$15,984
Jan 21	$15,753	$14,700	$16,051
Feb 21	$16,321	$14,991	$16,580
Mar 21	$17,016	$15,181	$17,375
Apr 21	$16,527	$15,628	$16,925
May 21	$16,898	$16,117	$17,413
Jun 21	$16,959	$16,012	$17,412
Jul 21	$16,641	$15,748	$16,999
Aug 21	$17,015	$16,047	$17,542
Sep 21	$17,671	$15,534	$18,297
Oct 21	$17,627	$15,904	$18,082
Nov 21	$16,953	$15,188	$17,564
Dec 21	$17,660	$15,816	$18,158
Jan 22	$16,911	$15,233	$17,252
Feb 22	$16,597	$14,931	$17,056
Mar 22	$17,198	$14,955	$17,853
Apr 22	$16,900	$14,016	$17,435
May 22	$17,069	$14,117	$17,613
Jun 22	$16,708	$12,902	$17,176
Jul 22	$17,490	$13,344	$17,899
Aug 22	$17,428	$12,915	$18,131
Sep 22	$16,635	$11,624	$17,068
Oct 22	$17,507	$11,972	$18,077
Nov 22	$18,262	$13,385	$18,735
Dec 22	$16,970	$13,285	$17,795
Jan 23	$18,231	$14,362	$18,713
Feb 23	$18,250	$13,859	$18,920
Mar 23	$18,762	$14,197	$19,312
Apr 23	$19,357	$14,444	$19,906
May 23	$20,029	$13,918	$20,860
Jun 23	$21,849	$14,543	$22,521
Jul 23	$22,172	$15,134	$22,923
Aug 23	$22,146	$14,451	$23,023
Sep 23	$22,336	$13,994	$23,207
Oct 23	$22,271	$13,417	$22,633
Nov 23	$23,275	$14,625	$24,141
Dec 23	$23,113	$15,360	$24,153
Jan 24	$24,927	$15,207	$26,242
Feb 24	$26,606	$15,592	$27,770
Mar 24	$27,838	$16,079	$28,921
Apr 24	$27,496	$15,791	$28,895
May 24	$28,242	$16,249	$29,379
Jun 24	$28,897	$16,234	$29,971
Jul 24	$28,084	$16,609	$29,796
Aug 24	$27,927	$17,082	$29,084
Sep 24	$27,401	$17,542	$28,526
Oct 24	$27,645	$16,682	$29,359
Nov 24	$27,977	$16,531	$29,243
Dec 24	$28,860	$16,210	$30,593
Jan 25	$29,083	$16,863	$30,728
Feb 25	$28,367	$17,096	$29,569
Mar 25	$28,399	$17,058	$29,487
Apr 25	$28,294	$17,674	$29,644
May 25	$29,640	$18,483	$31,283
Jun 25	$30,340	$19,111	$31,957
Jul 25	$31,275	$19,056	$32,910
Aug 25	$32,557	$19,717	$34,501
Sep 25	$33,678	$20,427	$35,659
Oct 25	$36,529	$20,840	$38,474
Nov 25	$36,928	$20,835	$38,811
Dec 25	$37,541	$21,459	$39,330
Jan 26	$39,503	$22,743	$41,398
Feb 26	$43,006	$23,885	$45,538
Mar 26	$40,113	$21,308	$40,839
Apr 26	$41,929	$23,364	$44,070
May 26	$44,545	$24,541	$47,097
Jun 26	$45,955	$24,396	$48,012
Jul 26	$44,642	$24,480	$47,638
Aug 26	$46,622	$25,109	$49,482

Average Annual Return [Table Text Block]
Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
43.20%	22.34%	16.64%
MSCI ACWI ex USA Index (Net)...
27.35	9.37	9.64
MSCI Japan 100% Hedged to USD Index (Net)...
43.42	23.05	17.34

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date			Aug. 31, 2025
AssetsNet		$ 773,898,693
Holdings Count | Holding		15
Advisory Fees Paid, Amount		$ 25,724
InvestmentCompanyPortfolioTurnover		9.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$773,898,693
Number of Portfolio Holdings...
15
Net Investment Advisory Fees...
$25,724
Portfolio Turnover Rate...
9%

Holdings [Text Block]

Portfolio composition

Sector allocation (of the underlying fund) Footnote Reference(a)

Table Summary
Asset Type	Percent of Net Assets
Investment Companies...
100.1%
Short-Term Securities...
0.0Footnote Reference(b)
Forward foreign currency exchange contracts, net cumulative depreciation...
(0.0)Footnote Reference(b)
Liabilities in Excess of Other Assets...
(0.1)
Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(c)
Industrials...
24.4%
Financials...
19.0
Information Technology...
18.2
Consumer Discretionary...
15.1
Communication Services...
6.7
Health Care...
5.4
Materials...
3.8
Consumer Staples...
3.7
Real Estate...
1.8
Utilities...
1.0
Energy...
0.9
Footnote	Description
Footnote(a)	The underlying fund is iShares MSCI Japan ETF.
Footnote(b)	Rounds to less than 0.1%.
Footnote(c)	Excludes money market funds.

Updated Prospectus Phone Number		(1-800-474-2737)
Updated Prospectus Web Address		blackrock.com/fundreports
C000087775
Shareholder Report [Line Items]
Fund Name		iShares MSCI Brazil Small-Cap ETF
Trading Symbol		EWZS
Security Exchange Name		NASDAQ
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares MSCI Brazil Small-Cap ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Brazil Small-Cap ETF	$53	0.53%

Expenses Paid, Amount		$ 53
Expense Ratio, Percent		0.53%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended August 31, 2026, the Fund returned (1.01)%.

  For the same period, the MSCI Emerging Markets Index (Net) returned 39.25% and the MSCI Brazil Small Cap Index (Net) returned (0.51)%.

What contributed to performance?

During the reporting period, small-cap materials stocks contributed to the Fund’s return. Gold miners benefited from record production amid higher gold prices, while steel firms were driven by a rebound in global commodity demand. Utilities stocks gained amid the rapid global expansion of data centers that is driving higher electricity demand, as well as weather-related spikes in power consumption.

What detracted from performance?

Small-cap consumer discretionary stocks detracted the most from the Fund’s performance during the reporting period. In particular, apparel retailers experienced significant declines amid weakening consumer demand, lowered growth forecasts, and intensified competition. Additionally, an automotive retailer was pressured following its voluntary delisting of its American Depository Shares from the New York Stock Exchange. In the healthcare sector, a managed care firm was pressured by soaring medical claims, rising litigation expenses, and a higher debt load.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	MSCI Emerging Markets Index (Net)	MSCI Brazil Small Cap Index (Net)
Aug 16	$10,000	$10,000	$10,000
Sep 16	$10,078	$10,129	$10,079
Oct 16	$11,190	$10,153	$11,204
Nov 16	$9,670	$9,685	$9,685
Dec 16	$9,953	$9,707	$9,971
Jan 17	$11,616	$10,238	$11,653
Feb 17	$12,478	$10,551	$12,520
Mar 17	$11,998	$10,818	$12,050
Apr 17	$12,354	$11,054	$12,420
May 17	$11,731	$11,381	$11,789
Jun 17	$11,609	$11,496	$11,678
Jul 17	$13,366	$12,181	$13,460
Aug 17	$14,592	$12,453	$14,707
Sep 17	$15,259	$12,403	$15,393
Oct 17	$14,538	$12,838	$14,675
Nov 17	$14,060	$12,864	$14,194
Dec 17	$15,042	$13,326	$15,197
Jan 18	$16,594	$14,436	$16,786
Feb 18	$16,262	$13,770	$16,454
Mar 18	$15,800	$13,496	$15,999
Apr 18	$15,439	$13,455	$15,638
May 18	$12,834	$12,978	$12,996
Jun 18	$11,897	$12,439	$12,081
Jul 18	$12,949	$12,712	$13,138
Aug 18	$11,244	$12,368	$11,453
Sep 18	$11,395	$12,303	$11,608
Oct 18	$13,678	$11,231	$13,942
Nov 18	$13,669	$11,694	$13,951
Dec 18	$13,962	$11,384	$14,249
Jan 19	$16,325	$12,381	$16,683
Feb 19	$15,527	$12,409	$15,877
Mar 19	$14,925	$12,513	$15,270
Apr 19	$14,993	$12,777	$15,346
May 19	$15,401	$11,849	$15,781
Jun 19	$16,710	$12,589	$17,149
Jul 19	$18,159	$12,435	$18,652
Aug 19	$16,680	$11,829	$17,138
Sep 19	$16,897	$12,055	$17,378
Oct 19	$17,972	$12,563	$18,491
Nov 19	$17,844	$12,546	$18,369
Dec 19	$21,036	$13,482	$21,683
Jan 20	$20,470	$12,853	$21,113
Feb 20	$17,828	$12,175	$18,383
Mar 20	$9,624	$10,300	$9,894
Apr 20	$10,538	$11,243	$10,863
May 20	$11,074	$11,330	$11,424
Jun 20	$12,502	$12,162	$12,904
Jul 20	$14,291	$13,249	$14,748
Aug 20	$13,611	$13,542	$14,065
Sep 20	$12,692	$13,325	$13,124
Oct 20	$12,262	$13,599	$12,698
Nov 20	$15,170	$14,857	$15,702
Dec 20	$16,832	$15,949	$17,429
Jan 21	$15,635	$16,439	$16,206
Feb 21	$15,071	$16,564	$15,635
Mar 21	$15,745	$16,314	$16,340
Apr 21	$17,245	$16,720	$17,912
May 21	$19,146	$16,912	$19,874
Jun 21	$20,267	$17,137	$20,893
Jul 21	$18,291	$15,984	$19,261
Aug 21	$17,741	$16,402	$18,648
Sep 21	$16,305	$15,751	$16,982
Oct 21	$13,902	$15,906	$14,516
Nov 21	$13,433	$15,258	$13,947
Dec 21	$14,172	$15,544	$14,825
Jan 22	$15,386	$15,250	$16,067
Feb 22	$15,213	$14,794	$15,969
Mar 22	$17,824	$14,460	$18,652
Apr 22	$15,713	$13,655	$16,402
May 22	$16,224	$13,716	$17,015
Jun 22	$12,552	$12,804	$13,149
Jul 22	$13,334	$12,773	$13,898
Aug 22	$14,439	$12,826	$15,192
Sep 22	$13,559	$11,322	$14,178
Oct 22	$15,233	$10,971	$15,729
Nov 22	$13,631	$12,598	$14,105
Dec 22	$12,946	$12,421	$13,611
Jan 23	$14,180	$13,402	$14,849
Feb 23	$12,518	$12,533	$13,190
Mar 23	$12,763	$12,912	$13,413
Apr 23	$13,316	$12,766	$13,965
May 23	$14,618	$12,552	$15,264
Jun 23	$16,603	$13,028	$17,371
Jul 23	$17,255	$13,839	$18,078
Aug 23	$15,298	$12,987	$16,150
Sep 23	$14,727	$12,647	$15,617
Oct 23	$13,615	$12,156	$14,377
Nov 23	$15,743	$13,128	$16,605
Dec 23	$16,990	$13,642	$18,011
Jan 24	$15,805	$13,008	$16,763
Feb 24	$15,896	$13,627	$16,832
Mar 24	$16,394	$13,927	$17,399
Apr 24	$14,790	$14,027	$15,699
May 24	$14,461	$14,107	$15,324
Jun 24	$13,477	$14,663	$14,405
Jul 24	$13,645	$14,707	$14,509
Aug 24	$14,336	$14,944	$15,169
Sep 24	$14,365	$15,942	$15,287
Oct 24	$13,507	$15,233	$14,306
Nov 24	$12,144	$14,686	$13,138
Dec 24	$10,990	$14,666	$11,669
Jan 25	$12,324	$14,927	$13,092
Feb 25	$11,648	$15,000	$12,410
Mar 25	$12,654	$15,095	$13,410
Apr 25	$14,059	$15,293	$14,982
May 25	$14,733	$15,946	$15,663
Jun 25	$15,665	$16,904	$16,620
Jul 25	$14,050	$17,234	$14,970
Aug 25	$15,877	$17,455	$16,908
Sep 25	$16,463	$18,703	$17,551
Oct 25	$16,251	$19,485	$17,327
Nov 25	$16,783	$19,019	$17,891
Dec 25	$15,864	$19,588	$16,968
Jan 26	$18,082	$21,322	$19,387
Feb 26	$19,014	$22,494	$20,298
Mar 26	$17,838	$19,556	$18,924
Apr 26	$18,321	$22,433	$19,471
May 26	$17,117	$24,606	$18,257
Jun 26	$16,069	$24,259	$17,147
Jul 26	$16,259	$23,513	$17,358
Aug 26	$15,716	$24,305	$16,822

Average Annual Return [Table Text Block]
Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
(1.01)%	(2.39)%	4.62%
MSCI Emerging Markets Index (Net)...
39.25	8.18	9.29
MSCI Brazil Small Cap Index (Net)...
(0.51)	(2.04)	5.34

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date			Aug. 31, 2025
AssetsNet		$ 217,614,243
Holdings Count | Holding		71
Advisory Fees Paid, Amount		$ 1,247,310
InvestmentCompanyPortfolioTurnover		81.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$217,614,243
Number of Portfolio Holdings...
71
Net Investment Advisory Fees...
$1,247,310
Portfolio Turnover Rate...
81%

Updated Prospectus Phone Number		(1-800-474-2737)
Updated Prospectus Web Address		blackrock.com/fundreports
C000098688
Shareholder Report [Line Items]
Fund Name		iShares MSCI China ETF
Trading Symbol		MCHI
Security Exchange Name		NASDAQ
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares MSCI China ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI China ETF	$52	0.54%

Expenses Paid, Amount		$ 52
Expense Ratio, Percent		0.54%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended August 31, 2026, the Fund returned (8.51)%.

  For the same period, the MSCI Emerging Markets Index (Net) returned 39.25% and the MSCI China Index (Net) returned (6.11)%.

What contributed to performance?

The financials sector contributed to the Fund’s return during the reporting period. Diversified banks benefited from state stimulus measures, including direct capital injections, enhanced liquidity support, relaxed credit classifications, and lower reserve requirements.

What detracted from performance?

During the reporting period, the communication sector was the largest detractor from the Fund’s return. Notably, a multinational technology conglomerate that operates a popular social media platform, develops video games, and provides internet and technology services, was pressured by heavy investments in artificial intelligence (“AI”) infrastructure, intense competitive pressures, and broader macroeconomic concerns. A challenging environment, including depressed consumer confidence, negatively impacted the consumer discretionary sector. As household budgets tightened, consumers sharply reduced big-ticket automotive purchases and premium experiential spending, particularly hotels, restaurants, and leisure companies, and automobile manufacturers. Broadline retailers also faced slower consumer spending, as well as price cuts and regulatory crackdowns.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	MSCI Emerging Markets Index (Net)	MSCI China Index (Net)
Aug 16	$10,000	$10,000	$10,000
Sep 16	$10,245	$10,129	$10,253
Oct 16	$10,045	$10,153	$10,054
Nov 16	$9,921	$9,685	$9,934
Dec 16	$9,511	$9,707	$9,528
Jan 17	$10,150	$10,238	$10,174
Feb 17	$10,503	$10,551	$10,534
Mar 17	$10,723	$10,818	$10,759
Apr 17	$11,003	$11,054	$11,046
May 17	$11,578	$11,381	$11,629
Jun 17	$11,839	$11,496	$11,896
Jul 17	$12,877	$12,181	$12,953
Aug 17	$13,413	$12,453	$13,500
Sep 17	$13,544	$12,403	$13,640
Oct 17	$14,076	$12,838	$14,182
Nov 17	$14,288	$12,864	$14,403
Dec 17	$14,554	$13,326	$14,679
Jan 18	$16,366	$14,436	$16,512
Feb 18	$15,313	$13,770	$15,455
Mar 18	$14,803	$13,496	$14,946
Apr 18	$14,788	$13,455	$14,942
May 18	$15,053	$12,978	$15,217
Jun 18	$14,267	$12,439	$14,422
Jul 18	$13,913	$12,712	$14,063
Aug 18	$13,383	$12,368	$13,529
Sep 18	$13,194	$12,303	$13,340
Oct 18	$11,679	$11,231	$11,810
Nov 18	$12,528	$11,694	$12,675
Dec 18	$11,762	$11,384	$11,908
Jan 19	$13,057	$12,381	$13,225
Feb 19	$13,499	$12,409	$13,682
Mar 19	$13,819	$12,513	$14,015
Apr 19	$14,121	$12,777	$14,327
May 19	$12,271	$11,849	$12,452
Jun 19	$13,252	$12,589	$13,452
Jul 19	$13,171	$12,435	$13,379
Aug 19	$12,612	$11,829	$12,819
Sep 19	$12,601	$12,055	$12,816
Oct 19	$13,104	$12,563	$13,333
Nov 19	$13,328	$12,546	$13,571
Dec 19	$14,430	$13,482	$14,702
Jan 20	$13,728	$12,853	$13,995
Feb 20	$13,855	$12,175	$14,131
Mar 20	$12,934	$10,300	$13,200
Apr 20	$13,552	$11,243	$14,033
May 20	$13,674	$11,330	$13,964
Jun 20	$14,892	$12,162	$15,218
Jul 20	$16,280	$13,249	$16,655
Aug 20	$17,190	$13,542	$17,600
Sep 20	$16,710	$13,325	$17,120
Oct 20	$17,588	$13,599	$18,025
Nov 20	$18,077	$14,857	$18,525
Dec 20	$18,570	$15,949	$19,037
Jan 21	$19,932	$16,439	$20,439
Feb 21	$19,727	$16,564	$20,228
Mar 21	$18,477	$16,314	$18,956
Apr 21	$18,721	$16,720	$19,220
May 21	$18,636	$16,912	$19,090
Jun 21	$18,876	$17,137	$19,386
Jul 21	$16,242	$15,984	$16,703
Aug 21	$16,212	$16,402	$16,703
Sep 21	$15,453	$15,751	$15,864
Oct 21	$15,800	$15,906	$16,365
Nov 21	$14,881	$15,258	$15,388
Dec 21	$14,413	$15,544	$14,903
Jan 22	$14,349	$15,250	$14,463
Feb 22	$13,498	$14,794	$13,899
Mar 22	$12,170	$14,460	$12,788
Apr 22	$11,653	$13,655	$12,265
May 22	$11,932	$13,716	$12,410
Jun 22	$12,857	$12,804	$13,224
Jul 22	$11,530	$12,773	$11,968
Aug 22	$11,542	$12,826	$11,995
Sep 22	$9,879	$11,322	$10,249
Oct 22	$8,236	$10,971	$8,526
Nov 22	$10,882	$12,598	$11,059
Dec 22	$11,166	$12,421	$11,634
Jan 23	$12,577	$13,402	$13,005
Feb 23	$11,260	$12,533	$11,656
Mar 23	$11,723	$12,912	$12,182
Apr 23	$11,215	$12,766	$11,554
May 23	$10,199	$12,552	$10,580
Jun 23	$10,635	$13,028	$11,000
Jul 23	$11,824	$13,839	$12,183
Aug 23	$10,689	$12,987	$11,092
Sep 23	$10,331	$12,647	$10,787
Oct 23	$9,931	$12,156	$10,327
Nov 23	$10,153	$13,128	$10,587
Dec 23	$9,930	$13,642	$10,332
Jan 24	$8,890	$13,008	$9,235
Feb 24	$9,550	$13,627	$10,010
Mar 24	$9,699	$13,927	$10,095
Apr 24	$10,222	$14,027	$10,771
May 24	$10,633	$14,107	$11,030
Jun 24	$10,341	$14,663	$10,821
Jul 24	$10,192	$14,707	$10,678
Aug 24	$10,255	$14,944	$10,785
Sep 24	$12,455	$15,942	$13,363
Oct 24	$12,026	$15,233	$12,573
Nov 24	$11,545	$14,686	$12,015
Dec 24	$11,724	$14,666	$12,338
Jan 25	$12,035	$14,927	$12,452
Feb 25	$13,322	$15,000	$13,916
Mar 25	$13,562	$15,095	$14,192
Apr 25	$12,884	$15,293	$13,586
May 25	$13,192	$15,946	$13,958
Jun 25	$13,840	$16,904	$14,477
Jul 25	$14,441	$17,234	$15,172
Aug 25	$15,381	$17,455	$15,921
Sep 25	$16,549	$18,703	$17,474
Oct 25	$15,995	$19,485	$16,807
Nov 25	$15,639	$19,019	$16,387
Dec 25	$15,366	$19,588	$16,184
Jan 26	$15,958	$21,322	$16,944
Feb 26	$15,071	$22,494	$15,967
Mar 26	$14,219	$19,556	$14,738
Apr 26	$14,654	$22,433	$15,274
May 26	$14,049	$24,606	$14,810
Jun 26	$13,115	$24,259	$13,761
Jul 26	$14,256	$23,513	$14,999
Aug 26	$14,072	$24,305	$14,948

Average Annual Return [Table Text Block]
Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
(8.51)%	(2.79)%	3.47%
MSCI Emerging Markets Index (Net)...
39.25	8.18	9.29
MSCI China Index (Net)...
(6.11)	(2.20)	4.10

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date			Aug. 31, 2025
AssetsNet		$ 6,326,683,345
Holdings Count | Holding		580
Advisory Fees Paid, Amount		$ 38,645,463
InvestmentCompanyPortfolioTurnover		11.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$6,326,683,345
Number of Portfolio Holdings...
580
Net Investment Advisory Fees...
$38,645,463
Portfolio Turnover Rate...
11%

Updated Prospectus Phone Number		(1-800-474-2737)
Updated Prospectus Web Address		blackrock.com/fundreports
C000087422
Shareholder Report [Line Items]
Fund Name		iShares MSCI China Small-Cap ETF
Trading Symbol		ECNS
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares MSCI China Small-Cap ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI China Small-Cap ETF	$49	0.54%

Expenses Paid, Amount		$ 49
Expense Ratio, Percent		0.54%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended August 31, 2026, the Fund returned (18.57)%.

  For the same period, the MSCI Emerging Markets Index (Net) returned 39.25% and the MSCI China Small Cap Index (Net) returned (18.62)%.

What contributed to performance?

The materials sector contributed to the Fund’s return during the reporting period. Small-cap metals and mining stocks benefited from higher gold and copper prices, supported by strong safe-haven demand for gold and robust demand for copper, driven by its use in electrification, power infrastructure, and data center investment.

What detracted from performance?

The healthcare sector was the largest detractor from the Fund’s performance during the reporting period. In addition to macroeconomic pressures, small-cap pharmaceutical and biotechnology stocks were pressured by intense competition, pricing pressures, and concerns about the pace of commercialization of new therapies. Sluggish consumer demand and cautious spending negatively impacted the consumer discretionary sector, particularly the autos and components, consumer services, consumer discretionary distribution subsectors. Financial stocks were pressured by cautious borrowing and investment activity, concerns over credit quality, and a challenging economic environment, which weighed on sentiment across the sector.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	MSCI Emerging Markets Index (Net)	MSCI China Small Cap Index (Net)
Aug 16	$10,000	$10,000	$10,000
Sep 16	$10,128	$10,129	$10,161
Oct 16	$9,986	$10,153	$10,011
Nov 16	$10,062	$9,685	$10,069
Dec 16	$9,705	$9,707	$9,685
Jan 17	$10,091	$10,238	$10,074
Feb 17	$10,402	$10,551	$10,389
Mar 17	$10,651	$10,818	$10,646
Apr 17	$10,601	$11,054	$10,592
May 17	$10,564	$11,381	$10,419
Jun 17	$10,797	$11,496	$10,529
Jul 17	$11,304	$12,181	$11,039
Aug 17	$11,529	$12,453	$11,265
Sep 17	$12,155	$12,403	$11,895
Oct 17	$12,376	$12,838	$12,109
Nov 17	$11,955	$12,864	$11,688
Dec 17	$12,334	$13,326	$12,064
Jan 18	$13,267	$14,436	$12,974
Feb 18	$12,606	$13,770	$12,308
Mar 18	$12,712	$13,496	$12,404
Apr 18	$12,935	$13,455	$12,628
May 18	$13,545	$12,978	$13,209
Jun 18	$12,487	$12,439	$12,171
Jul 18	$12,225	$12,712	$11,833
Aug 18	$11,596	$12,368	$11,221
Sep 18	$11,299	$12,303	$10,934
Oct 18	$10,172	$11,231	$9,832
Nov 18	$10,467	$11,694	$10,072
Dec 18	$10,093	$11,384	$9,704
Jan 19	$10,728	$12,381	$10,328
Feb 19	$11,312	$12,409	$10,897
Mar 19	$11,568	$12,513	$11,159
Apr 19	$11,573	$12,777	$11,164
May 19	$10,567	$11,849	$10,194
Jun 19	$10,865	$12,589	$10,473
Jul 19	$10,649	$12,435	$10,258
Aug 19	$10,019	$11,829	$9,656
Sep 19	$10,011	$12,055	$9,647
Oct 19	$10,232	$12,563	$9,847
Nov 19	$10,102	$12,546	$9,727
Dec 19	$10,734	$13,482	$10,340
Jan 20	$10,216	$12,853	$9,839
Feb 20	$10,433	$12,175	$10,052
Mar 20	$9,311	$10,300	$8,976
Apr 20	$9,586	$11,243	$9,432
May 20	$9,491	$11,330	$9,140
Jun 20	$10,519	$12,162	$10,155
Jul 20	$11,757	$13,249	$11,380
Aug 20	$12,144	$13,542	$11,760
Sep 20	$11,620	$13,325	$11,249
Oct 20	$11,685	$13,599	$11,318
Nov 20	$12,918	$14,857	$12,518
Dec 20	$13,443	$15,949	$13,146
Jan 21	$14,834	$16,439	$14,513
Feb 21	$16,121	$16,564	$15,769
Mar 21	$15,085	$16,314	$14,769
Apr 21	$15,584	$16,720	$15,247
May 21	$15,506	$16,912	$15,354
Jun 21	$16,185	$17,137	$15,497
Jul 21	$14,577	$15,984	$13,903
Aug 21	$14,977	$16,402	$14,374
Sep 21	$14,274	$15,751	$13,458
Oct 21	$13,856	$15,906	$13,252
Nov 21	$14,318	$15,258	$12,756
Dec 21	$13,860	$15,544	$12,318
Jan 22	$13,000	$15,250	$11,518
Feb 22	$12,460	$14,794	$11,026
Mar 22	$11,534	$14,460	$10,307
Apr 22	$10,897	$13,655	$9,766
May 22	$10,774	$13,716	$9,588
Jun 22	$11,650	$12,804	$10,296
Jul 22	$10,495	$12,773	$9,288
Aug 22	$10,135	$12,826	$8,989
Sep 22	$8,610	$11,322	$7,631
Oct 22	$7,794	$10,971	$6,886
Nov 22	$9,899	$12,598	$8,660
Dec 22	$10,427	$12,421	$9,263
Jan 23	$11,694	$13,402	$10,332
Feb 23	$10,709	$12,533	$9,432
Mar 23	$10,089	$12,912	$8,883
Apr 23	$9,911	$12,766	$8,713
May 23	$8,577	$12,552	$7,593
Jun 23	$8,813	$13,028	$7,636
Jul 23	$9,570	$13,839	$8,280
Aug 23	$8,438	$12,987	$7,330
Sep 23	$8,211	$12,647	$7,171
Oct 23	$8,042	$12,156	$7,000
Nov 23	$8,098	$13,128	$7,053
Dec 23	$8,000	$13,642	$6,960
Jan 24	$6,786	$13,008	$5,899
Feb 24	$7,378	$13,627	$6,415
Mar 24	$7,412	$13,927	$6,433
Apr 24	$7,685	$14,027	$6,712
May 24	$8,003	$14,107	$6,935
Jun 24	$7,571	$14,663	$6,557
Jul 24	$7,319	$14,707	$6,317
Aug 24	$7,203	$14,944	$6,226
Sep 24	$8,907	$15,942	$7,784
Oct 24	$8,383	$15,233	$7,249
Nov 24	$8,314	$14,686	$7,152
Dec 24	$8,555	$14,666	$7,430
Jan 25	$8,361	$14,927	$7,178
Feb 25	$9,252	$15,000	$7,960
Mar 25	$9,282	$15,095	$7,996
Apr 25	$9,183	$15,293	$7,941
May 25	$9,664	$15,946	$8,366
Jun 25	$10,710	$16,904	$9,204
Jul 25	$11,800	$17,234	$10,196
Aug 25	$12,818	$17,455	$11,014
Sep 25	$13,330	$18,703	$11,518
Oct 25	$12,294	$19,485	$10,598
Nov 25	$12,059	$19,019	$10,373
Dec 25	$11,671	$19,588	$10,050
Jan 26	$12,574	$21,322	$10,866
Feb 26	$12,747	$22,494	$11,014
Mar 26	$11,387	$19,556	$9,733
Apr 26	$11,879	$22,433	$10,184
May 26	$11,218	$24,606	$9,660
Jun 26	$10,185	$24,259	$8,698
Jul 26	$10,365	$23,513	$8,883
Aug 26	$10,438	$24,305	$8,963

Average Annual Return [Table Text Block]
Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
(18.57)%	(6.97)%	0.43%
MSCI Emerging Markets Index (Net)...
39.25	8.18	9.29
MSCI China Small Cap Index (Net)...
(18.62)	(9.01)	(1.09)

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet		$ 65,403,863
Holdings Count | Holding		254
Advisory Fees Paid, Amount		$ 473,412
InvestmentCompanyPortfolioTurnover		43.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$65,403,863
Number of Portfolio Holdings...
254
Net Investment Advisory Fees...
$473,412
Portfolio Turnover Rate...
43%

C000087423
Shareholder Report [Line Items]
Fund Name		iShares MSCI Indonesia ETF
Trading Symbol		EIDO
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares MSCI Indonesia ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Indonesia ETF	$46	0.53%

Expenses Paid, Amount		$ 46
Expense Ratio, Percent		0.53%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended August 31, 2026, the Fund returned (25.52)%.

  For the same period, the MSCI Emerging Markets Index (Net) returned 39.25% and the MSCI Indonesia IMI 25/50 Index (Spliced) returned (26.04)%.

What contributed to performance?

There were no significant contributors to the Fund’s return during the reporting period.

What detracted from performance?

During the reporting period, Indonesia’s equity market was pressured by concerns over transparency and corporate governance, reduced foreign investor participation, and index exclusions that raised concerns over market accessibility. Additionally, higher energy prices added to inflationary pressures. Against this backdrop, the financials sector was the biggest detractor from the Fund’s return. Diversified banks were pressured by currency depreciation, tightening market liquidity, and rising funding costs which compressed net interest margins (the difference between the interest banks earn on loans and the interest they pay on deposits.) In the materials sector, strict government export bans negatively impacted a copper producer in the metals and mining segment, while temporary supply chain disruptions and a large-scale capital reallocation pressured commodity chemicals producers. In addition, weaker corporate fundamentals and regulatory crackdowns caused coal and consumable fuels producers in the energy sector to decline.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	MSCI Emerging Markets Index (Net)	MSCI Indonesia IMI 25/50 Index (Spliced)
Aug 16	$10,000	$10,000	$10,000
Sep 16	$10,147	$10,129	$10,156
Oct 16	$10,186	$10,153	$10,199
Nov 16	$8,993	$9,685	$8,993
Dec 16	$9,418	$9,707	$9,436
Jan 17	$9,395	$10,238	$9,415
Feb 17	$9,588	$10,551	$9,608
Mar 17	$9,984	$10,818	$10,010
Apr 17	$10,271	$11,054	$10,301
May 17	$10,430	$11,381	$10,473
Jun 17	$10,612	$11,496	$10,663
Jul 17	$10,588	$12,181	$10,644
Aug 17	$10,553	$12,453	$10,607
Sep 17	$10,435	$12,403	$10,497
Oct 17	$10,463	$12,838	$10,530
Nov 17	$10,396	$12,864	$10,468
Dec 17	$11,154	$13,326	$11,235
Jan 18	$11,684	$14,436	$11,772
Feb 18	$11,342	$13,770	$11,434
Mar 18	$10,525	$13,496	$10,614
Apr 18	$10,069	$13,455	$10,155
May 18	$9,971	$12,978	$10,053
Jun 18	$9,207	$12,439	$9,286
Jul 18	$9,450	$12,712	$9,539
Aug 18	$9,426	$12,368	$9,519
Sep 18	$9,223	$12,303	$9,322
Oct 18	$8,835	$11,231	$8,940
Nov 18	$9,898	$11,694	$10,014
Dec 18	$9,974	$11,384	$10,094
Jan 19	$10,951	$12,381	$11,086
Feb 19	$10,447	$12,409	$10,570
Mar 19	$10,358	$12,513	$10,512
Apr 19	$10,427	$12,777	$10,596
May 19	$10,050	$11,849	$10,237
Jun 19	$10,552	$12,589	$10,756
Jul 19	$10,707	$12,435	$10,914
Aug 19	$10,275	$11,829	$10,481
Sep 19	$10,002	$12,055	$10,210
Oct 19	$10,255	$12,563	$10,473
Nov 19	$9,806	$12,546	$9,999
Dec 19	$10,473	$13,482	$10,686
Jan 20	$10,049	$12,853	$10,256
Feb 20	$8,759	$12,175	$8,951
Mar 20	$6,057	$10,300	$6,152
Apr 20	$6,914	$11,243	$7,015
May 20	$7,094	$11,330	$7,199
Jun 20	$7,634	$12,162	$7,751
Jul 20	$7,878	$13,249	$8,006
Aug 20	$8,113	$13,542	$8,255
Sep 20	$7,086	$13,325	$7,207
Oct 20	$7,453	$13,599	$7,882
Nov 20	$8,978	$14,857	$9,151
Dec 20	$9,626	$15,949	$9,869
Jan 21	$9,377	$16,439	$9,618
Feb 21	$9,634	$16,564	$9,887
Mar 21	$8,982	$16,314	$9,221
Apr 21	$9,044	$16,720	$9,289
May 21	$8,845	$16,912	$9,087
Jun 21	$8,488	$17,137	$8,713
Jul 21	$8,333	$15,984	$8,564
Aug 21	$8,914	$16,402	$9,178
Sep 21	$9,178	$15,751	$9,503
Oct 21	$10,001	$15,906	$10,293
Nov 21	$9,675	$15,258	$9,974
Dec 21	$9,709	$15,544	$10,006
Jan 22	$9,718	$15,250	$9,977
Feb 22	$10,179	$14,794	$10,449
Mar 22	$10,378	$14,460	$10,744
Apr 22	$10,672	$13,655	$11,065
May 22	$10,431	$13,716	$10,811
Jun 22	$9,547	$12,804	$9,862
Jul 22	$9,844	$12,773	$10,166
Aug 22	$10,224	$12,826	$10,599
Sep 22	$10,013	$11,322	$10,427
Oct 22	$10,127	$10,971	$10,473
Nov 22	$10,180	$12,598	$10,487
Dec 22	$9,668	$12,421	$10,015
Jan 23	$10,058	$13,402	$10,384
Feb 23	$9,882	$12,533	$10,244
Mar 23	$10,112	$12,912	$10,458
Apr 23	$10,617	$12,766	$10,933
May 23	$10,118	$12,552	$10,469
Jun 23	$10,184	$13,028	$10,513
Jul 23	$10,290	$13,839	$10,649
Aug 23	$10,156	$12,987	$10,527
Sep 23	$9,851	$12,647	$10,227
Oct 23	$9,046	$12,156	$9,377
Nov 23	$9,536	$13,128	$9,893
Dec 23	$9,870	$13,642	$10,250
Jan 24	$9,652	$13,008	$10,041
Feb 24	$9,937	$13,627	$10,323
Mar 24	$10,036	$13,927	$10,435
Apr 24	$9,245	$14,027	$9,640
May 24	$8,770	$14,107	$9,112
Jun 24	$8,881	$14,663	$9,263
Jul 24	$9,250	$14,707	$9,638
Aug 24	$10,087	$14,944	$10,527
Sep 24	$10,316	$15,942	$10,766
Oct 24	$9,859	$15,233	$10,318
Nov 24	$9,165	$14,686	$9,497
Dec 24	$8,744	$14,666	$9,144
Jan 25	$8,595	$14,927	$9,004
Feb 25	$7,380	$15,000	$7,677
Mar 25	$7,641	$15,095	$8,021
Apr 25	$8,042	$15,293	$8,408
May 25	$8,808	$15,946	$9,213
Jun 25	$8,392	$16,904	$8,758
Jul 25	$8,327	$17,234	$8,730
Aug 25	$8,449	$17,455	$8,830
Sep 25	$8,388	$18,703	$8,766
Oct 25	$8,742	$19,485	$9,160
Nov 25	$8,889	$19,019	$9,294
Dec 25	$9,005	$19,588	$9,452
Jan 26	$8,736	$21,322	$9,157
Feb 26	$8,693	$22,494	$9,134
Mar 26	$7,511	$19,556	$7,816
Apr 26	$7,130	$22,433	$7,459
May 26	$6,120	$24,606	$6,409
Jun 26	$5,535	$24,259	$5,791
Jul 26	$6,094	$23,513	$6,423
Aug 26	$6,293	$24,305	$6,530

Average Annual Return [Table Text Block]
Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
(25.52)%	(6.73)%	(4.53)%
MSCI Emerging Markets Index (Net)...
39.25	8.18	9.29
MSCI Indonesia IMI 25/50 Index (Spliced)...
(26.04)	(6.58)	(4.17)

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date			Aug. 31, 2025
AssetsNet		$ 502,395,058
Holdings Count | Holding		60
Advisory Fees Paid, Amount		$ 1,817,344
InvestmentCompanyPortfolioTurnover		28.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$502,395,058
Number of Portfolio Holdings...
60
Net Investment Advisory Fees...
$1,817,344
Portfolio Turnover Rate...
28%

Updated Prospectus Phone Number		(1-800-474-2737)
Updated Prospectus Web Address		blackrock.com/fundreports
C000072477
Shareholder Report [Line Items]
Fund Name		iShares MSCI Peru and Global Exposure ETF
Trading Symbol		EPU
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares MSCI Peru and Global Exposure ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Peru and Global Exposure ETF	$71	0.52%

Expenses Paid, Amount		$ 71
Expense Ratio, Percent		0.52%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended August 31, 2026, the Fund returned 74.84%.

  For the same period, the MSCI Emerging Markets Index (Net) returned 39.25% and the MSCI All Peru Capped Index (Net) returned 75.77%.

What contributed to performance?

Stocks in Peru contributed the most to the Fund’s return during the reporting period. Performance was led by the materials sector, particularly companies engaged in metals and mining. Peruvian copper producers were supported by constrained global supply, and strong demand from power infrastructure, renewable energy, and data centers. Gold miners gained from elevated gold prices, supported by strong central-bank demand, geopolitical uncertainty, and continued safe-haven demand. Financial stocks also contributed to performance, supported by resilient economic activity, solid loan growth, and broad-based expansion across the sector. A UK-listed precious-metals producer with significant Peruvian operations contributed as higher gold and silver prices supported its results.

What detracted from performance?

There were no significant detractors from the Fund’s return during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	MSCI Emerging Markets Index (Net)	MSCI All Peru Capped Index (Net)
Aug 16	$10,000	$10,000	$10,000
Sep 16	$10,073	$10,129	$10,079
Oct 16	$10,021	$10,153	$10,029
Nov 16	$9,887	$9,685	$9,892
Dec 16	$9,979	$9,707	$9,991
Jan 17	$10,658	$10,238	$10,687
Feb 17	$10,450	$10,551	$10,496
Mar 17	$10,502	$10,818	$10,603
Apr 17	$10,316	$11,054	$10,420
May 17	$10,606	$11,381	$10,732
Jun 17	$10,646	$11,496	$10,750
Jul 17	$11,157	$12,181	$11,261
Aug 17	$11,689	$12,453	$11,793
Sep 17	$12,047	$12,403	$12,156
Oct 17	$12,888	$12,838	$13,021
Nov 17	$12,754	$12,864	$12,900
Dec 17	$13,007	$13,326	$13,129
Jan 18	$13,785	$14,436	$13,923
Feb 18	$13,359	$13,770	$13,495
Mar 18	$13,502	$13,496	$13,633
Apr 18	$13,889	$13,455	$14,027
May 18	$13,343	$12,978	$13,472
Jun 18	$12,659	$12,439	$12,739
Jul 18	$12,899	$12,712	$13,017
Aug 18	$11,993	$12,368	$12,093
Sep 18	$11,865	$12,303	$11,961
Oct 18	$11,185	$11,231	$11,284
Nov 18	$11,310	$11,694	$11,439
Dec 18	$11,422	$11,384	$11,532
Jan 19	$12,120	$12,381	$12,216
Feb 19	$12,381	$12,409	$12,534
Mar 19	$12,571	$12,513	$12,749
Apr 19	$12,333	$12,777	$12,517
May 19	$11,316	$11,849	$11,486
Jun 19	$12,151	$12,589	$12,323
Jul 19	$11,721	$12,435	$11,907
Aug 19	$11,184	$11,829	$11,366
Sep 19	$11,449	$12,055	$11,640
Oct 19	$11,682	$12,563	$11,882
Nov 19	$11,387	$12,546	$11,591
Dec 19	$12,155	$13,482	$12,388
Jan 20	$11,479	$12,853	$11,710
Feb 20	$10,371	$12,175	$10,589
Mar 20	$7,995	$10,300	$8,185
Apr 20	$8,683	$11,243	$8,872
May 20	$9,219	$11,330	$9,425
Jun 20	$9,704	$12,162	$9,929
Jul 20	$10,343	$13,249	$10,567
Aug 20	$10,649	$13,542	$10,893
Sep 20	$10,010	$13,325	$10,255
Oct 20	$9,791	$13,599	$10,038
Nov 20	$11,062	$14,857	$11,335
Dec 20	$11,790	$15,949	$12,083
Jan 21	$11,756	$16,439	$12,055
Feb 21	$12,567	$16,564	$12,898
Mar 21	$11,566	$16,314	$11,684
Apr 21	$10,805	$16,720	$10,898
May 21	$11,269	$16,912	$11,386
Jun 21	$10,037	$17,137	$10,154
Jul 21	$9,232	$15,984	$9,332
Aug 21	$9,212	$16,402	$9,321
Sep 21	$9,062	$15,751	$9,195
Oct 21	$10,289	$15,906	$10,468
Nov 21	$9,829	$15,258	$10,005
Dec 21	$10,414	$15,544	$10,563
Jan 22	$11,486	$15,250	$11,670
Feb 22	$12,063	$14,794	$12,266
Mar 22	$12,945	$14,460	$13,163
Apr 22	$11,240	$13,655	$11,444
May 22	$10,878	$13,716	$11,094
Jun 22	$9,378	$12,804	$9,555
Jul 22	$9,408	$12,773	$9,574
Aug 22	$9,234	$12,826	$9,427
Sep 22	$8,890	$11,322	$9,091
Oct 22	$9,577	$10,971	$9,784
Nov 22	$10,748	$12,598	$10,949
Dec 22	$10,534	$12,421	$10,752
Jan 23	$11,263	$13,402	$11,513
Feb 23	$10,805	$12,533	$11,055
Mar 23	$11,329	$12,912	$11,600
Apr 23	$11,468	$12,766	$11,746
May 23	$10,957	$12,552	$11,216
Jun 23	$11,587	$13,028	$11,869
Jul 23	$12,812	$13,839	$13,121
Aug 23	$12,196	$12,987	$12,503
Sep 23	$11,411	$12,647	$11,734
Oct 23	$10,988	$12,156	$11,287
Nov 23	$11,542	$13,128	$11,836
Dec 23	$13,266	$13,642	$13,614
Jan 24	$12,962	$13,008	$13,314
Feb 24	$13,487	$13,627	$13,880
Mar 24	$14,989	$13,927	$15,414
Apr 24	$15,654	$14,027	$16,123
May 24	$16,871	$14,107	$17,012
Jun 24	$15,858	$14,663	$16,414
Jul 24	$16,249	$14,707	$16,832
Aug 24	$16,129	$14,944	$16,709
Sep 24	$17,167	$15,942	$17,804
Oct 24	$17,295	$15,233	$17,944
Nov 24	$16,842	$14,686	$17,484
Dec 24	$16,180	$14,666	$16,808
Jan 25	$16,480	$14,927	$17,133
Feb 25	$16,641	$15,000	$17,313
Mar 25	$17,810	$15,095	$18,538
Apr 25	$18,126	$15,293	$18,816
May 25	$18,905	$15,946	$19,642
Jun 25	$20,319	$16,904	$21,079
Jul 25	$20,249	$17,234	$21,043
Aug 25	$22,216	$17,455	$23,064
Sep 25	$25,239	$18,703	$26,175
Oct 25	$26,015	$19,485	$26,985
Nov 25	$26,863	$19,019	$27,864
Dec 25	$29,847	$19,588	$31,029
Jan 26	$35,905	$21,322	$37,491
Feb 26	$38,868	$22,494	$40,407
Mar 26	$33,695	$19,556	$34,906
Apr 26	$33,151	$22,433	$34,397
May 26	$35,668	$24,606	$37,099
Jun 26	$35,473	$24,259	$36,897
Jul 26	$36,599	$23,513	$38,103
Aug 26	$38,843	$24,305	$40,539

Average Annual Return [Table Text Block]
Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
74.84%	33.35%	14.53%
MSCI Emerging Markets Index (Net)...
39.25	8.18	9.29
MSCI All Peru Capped Index (Net)...
75.77	34.18	15.02

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date			Aug. 31, 2025
AssetsNet		$ 564,458,741
Holdings Count | Holding		27
Advisory Fees Paid, Amount		$ 2,190,580
InvestmentCompanyPortfolioTurnover		16.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$564,458,741
Number of Portfolio Holdings...
27
Net Investment Advisory Fees...
$2,190,580
Portfolio Turnover Rate...
16%

Updated Prospectus Phone Number		(1-800-474-2737)
Updated Prospectus Web Address		blackrock.com/fundreports
C000087875
Shareholder Report [Line Items]
Fund Name		iShares MSCI Philippines ETF
Trading Symbol		EPHE
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares MSCI Philippines ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Philippines ETF	$52	0.53%

Expenses Paid, Amount		$ 52
Expense Ratio, Percent		0.53%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended August 31, 2026, the Fund returned (5.30)%.

  For the same period, the MSCI Emerging Markets Index (Net) returned 39.25% and the MSCI Philippines IMI 25/50 Index (Spliced) returned (4.71)%.

What contributed to performance?

The industrials sector supported the Fund’s returns during the reporting period. A major global port management company gained due to ongoing terminal expansions, strategic integrations, and new port operations.

What detracted from performance?

Real estate stocks detracted the most from the Fund’s return during the reporting period, amid elevated vacancy rates, residential oversupply, and continued uncertainty surrounding property demand. High interest rates and broader economic concerns created a more cautious environment for investors in the sector. In the consumer discretionary sector, one of the largest fast-food chains in the Philippines declined amid elevated commodity and supply chain costs. Financials stocks also detracted on concerns over further monetary tightening, while weaker economic growth weighed on investor sentiment

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	MSCI Emerging Markets Index (Net)	MSCI Philippines IMI 25/50 Index (Spliced)
Aug 16	$10,000	$10,000	$10,000
Sep 16	$9,428	$10,129	$9,432
Oct 16	$9,181	$10,153	$9,191
Nov 16	$8,224	$9,685	$8,236
Dec 16	$8,250	$9,707	$8,264
Jan 17	$8,744	$10,238	$8,765
Feb 17	$8,634	$10,551	$8,657
Mar 17	$8,741	$10,818	$8,773
Apr 17	$9,209	$11,054	$9,248
May 17	$9,412	$11,381	$9,454
Jun 17	$9,262	$11,496	$9,309
Jul 17	$9,428	$12,181	$9,479
Aug 17	$9,213	$12,453	$9,268
Sep 17	$9,482	$12,403	$9,535
Oct 17	$9,500	$12,838	$9,559
Nov 17	$9,534	$12,864	$9,598
Dec 17	$9,972	$13,326	$10,043
Jan 18	$9,846	$14,436	$9,924
Feb 18	$9,394	$13,770	$9,472
Mar 18	$8,893	$13,496	$8,971
Apr 18	$8,754	$13,455	$8,835
May 18	$8,330	$12,978	$8,409
Jun 18	$7,822	$12,439	$7,900
Jul 18	$8,355	$12,712	$8,444
Aug 18	$8,531	$12,368	$8,627
Sep 18	$7,819	$12,303	$7,912
Oct 18	$7,744	$11,231	$7,840
Nov 18	$8,100	$11,694	$8,205
Dec 18	$8,232	$11,384	$8,344
Jan 19	$8,924	$12,381	$9,052
Feb 19	$8,735	$12,409	$8,864
Mar 19	$8,885	$12,513	$9,022
Apr 19	$9,006	$12,777	$9,149
May 19	$9,040	$11,849	$9,189
Jun 19	$9,247	$12,589	$9,405
Jul 19	$9,294	$12,435	$9,458
Aug 19	$8,951	$11,829	$9,113
Sep 19	$8,767	$12,055	$8,931
Oct 19	$9,156	$12,563	$9,331
Nov 19	$8,873	$12,546	$9,052
Dec 19	$8,957	$13,482	$9,156
Jan 20	$8,221	$12,853	$8,407
Feb 20	$7,711	$12,175	$7,887
Mar 20	$5,997	$10,300	$6,134
Apr 20	$6,515	$11,243	$6,666
May 20	$6,574	$11,330	$6,731
Jun 20	$7,135	$12,162	$7,320
Jul 20	$6,897	$13,249	$7,085
Aug 20	$6,967	$13,542	$7,163
Sep 20	$6,941	$13,325	$7,141
Oct 20	$7,467	$13,599	$7,685
Nov 20	$8,121	$14,857	$8,369
Dec 20	$8,496	$15,949	$8,761
Jan 21	$7,872	$16,439	$8,120
Feb 21	$8,026	$16,564	$8,281
Mar 21	$7,651	$16,314	$7,900
Apr 21	$7,636	$16,720	$7,884
May 21	$8,047	$16,912	$8,320
Jun 21	$8,171	$17,137	$8,449
Jul 21	$7,318	$15,984	$7,568
Aug 21	$8,052	$16,402	$8,341
Sep 21	$7,973	$15,751	$8,267
Oct 21	$8,369	$15,906	$8,673
Nov 21	$8,511	$15,258	$8,837
Dec 21	$8,317	$15,544	$8,634
Jan 22	$8,595	$15,250	$8,912
Feb 22	$8,602	$14,794	$8,921
Mar 22	$8,353	$14,460	$8,699
Apr 22	$7,703	$13,655	$8,041
May 22	$7,768	$13,716	$8,089
Jun 22	$6,763	$12,804	$7,035
Jul 22	$6,945	$12,773	$7,227
Aug 22	$7,114	$12,826	$7,432
Sep 22	$5,937	$11,322	$6,207
Oct 22	$6,444	$10,971	$6,693
Nov 22	$7,230	$12,598	$7,505
Dec 22	$7,122	$12,421	$7,421
Jan 23	$7,541	$13,402	$7,857
Feb 23	$7,169	$12,533	$7,500
Mar 23	$7,274	$12,912	$7,596
Apr 23	$7,297	$12,766	$7,633
May 23	$6,955	$12,552	$7,295
Jun 23	$7,119	$13,028	$7,457
Jul 23	$7,297	$13,839	$7,651
Aug 23	$6,675	$12,987	$7,009
Sep 23	$6,824	$12,647	$7,181
Oct 23	$6,423	$12,156	$6,752
Nov 23	$6,839	$13,128	$7,197
Dec 23	$7,103	$13,642	$7,481
Jan 24	$7,232	$13,008	$7,625
Feb 24	$7,535	$13,627	$7,943
Mar 24	$7,547	$13,927	$7,962
Apr 24	$7,137	$14,027	$7,535
May 24	$6,845	$14,107	$7,224
Jun 24	$6,787	$14,663	$7,174
Jul 24	$7,029	$14,707	$7,425
Aug 24	$7,738	$14,944	$8,179
Sep 24	$8,109	$15,942	$8,575
Oct 24	$7,680	$15,233	$8,151
Nov 24	$7,128	$14,686	$7,549
Dec 24	$7,180	$14,666	$7,640
Jan 25	$6,453	$14,927	$6,857
Feb 25	$6,772	$15,000	$7,181
Mar 25	$7,097	$15,095	$7,539
Apr 25	$7,507	$15,293	$7,982
May 25	$7,726	$15,946	$8,225
Jun 25	$7,716	$16,904	$8,218
Jul 25	$7,234	$17,234	$7,714
Aug 25	$7,380	$17,455	$7,870
Sep 25	$7,049	$18,703	$7,517
Oct 25	$6,965	$19,485	$7,432
Nov 25	$7,125	$19,019	$7,603
Dec 25	$7,141	$19,588	$7,635
Jan 26	$7,509	$21,322	$8,020
Feb 26	$8,030	$22,494	$8,584
Mar 26	$7,056	$19,556	$7,525
Apr 26	$6,899	$22,433	$7,375
May 26	$6,861	$24,606	$7,340
Jun 26	$7,145	$24,259	$7,630
Jul 26	$7,379	$23,513	$7,912
Aug 26	$6,989	$24,305	$7,500

Average Annual Return [Table Text Block]
Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
(5.30)%	(2.79)%	(3.52)%
MSCI Emerging Markets Index (Net)...
39.25	8.18	9.29
MSCI Philippines IMI 25/50 Index (Spliced)...
(4.71)	(2.10)	(2.84)

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date			Aug. 31, 2025
AssetsNet		$ 149,473,954
Holdings Count | Holding		35
Advisory Fees Paid, Amount		$ 683,769
InvestmentCompanyPortfolioTurnover		16.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$149,473,954
Number of Portfolio Holdings...
35
Net Investment Advisory Fees...
$683,769
Portfolio Turnover Rate...
16%

Updated Prospectus Phone Number		(1-800-474-2737)
Updated Prospectus Web Address		blackrock.com/fundreports
C000087428
Shareholder Report [Line Items]
Fund Name		iShares MSCI Poland ETF
Trading Symbol		EPOL
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares MSCI Poland ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Poland ETF	$65	0.53%

Expenses Paid, Amount		$ 65
Expense Ratio, Percent		0.53%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended August 31, 2026, the Fund returned 45.60%.

  For the same period, the MSCI Emerging Markets Index (Net) returned 39.25% and the MSCI Poland IMI 25/50 Index returned 46.29%.

What contributed to performance?

Financials stocks were the most significant contributors to the Fund’s performance during the reporting period. Diversified banks benefited from robust fee income from investment products, brokerage products, and insurance. Notably, Poland’s largest banking and financial services company gained due to robust growth in both customer lending and savings, as well as operational efficiencies. Additionally, a multi-line insurance provider was supported by strategic diversification into non-motor insurance lines, solid inflows into its asset management arm, and rapid revenue expansion, while a consumer investment platform company advanced due to accelerating client acquisitions and heavy trading volumes. In the energy sector, favorable macroeconomic conditions and a sharp increase in global commodity prices helped a multinational oil and energy company.

What detracted from performance?

There were no significant detractors from the Fund’s return during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	MSCI Emerging Markets Index (Net)	MSCI Poland IMI 25/50 Index
Aug 16	$10,000	$10,000	$10,000
Sep 16	$10,006	$10,129	$9,977
Oct 16	$10,271	$10,153	$10,292
Nov 16	$9,540	$9,685	$9,561
Dec 16	$10,256	$9,707	$10,281
Jan 17	$11,363	$10,238	$11,395
Feb 17	$11,933	$10,551	$11,971
Mar 17	$12,142	$10,818	$12,187
Apr 17	$13,367	$11,054	$13,422
May 17	$13,434	$11,381	$13,485
Jun 17	$13,746	$11,496	$13,817
Jul 17	$14,601	$12,181	$14,699
Aug 17	$15,479	$12,453	$15,594
Sep 17	$14,997	$12,403	$15,122
Oct 17	$15,354	$12,838	$15,491
Nov 17	$15,150	$12,864	$15,288
Dec 17	$15,661	$13,326	$15,809
Jan 18	$16,944	$14,436	$17,117
Feb 18	$15,235	$13,770	$15,392
Mar 18	$14,320	$13,496	$14,478
Apr 18	$14,469	$13,455	$14,636
May 18	$12,979	$12,978	$13,138
Jun 18	$12,569	$12,439	$12,732
Jul 18	$13,974	$12,712	$14,135
Aug 18	$14,003	$12,368	$14,177
Sep 18	$13,784	$12,303	$13,979
Oct 18	$12,465	$11,231	$12,643
Nov 18	$13,410	$11,694	$13,578
Dec 18	$13,420	$11,384	$13,595
Jan 19	$14,156	$12,381	$14,347
Feb 19	$13,683	$12,409	$13,877
Mar 19	$13,362	$12,513	$13,554
Apr 19	$13,490	$12,777	$13,694
May 19	$12,942	$11,849	$13,155
Jun 19	$13,865	$12,589	$14,104
Jul 19	$13,222	$12,435	$13,488
Aug 19	$12,093	$11,829	$12,347
Sep 19	$12,087	$12,055	$12,352
Oct 19	$12,812	$12,563	$13,094
Nov 19	$12,333	$12,546	$12,612
Dec 19	$12,673	$13,482	$12,967
Jan 20	$12,026	$12,853	$12,199
Feb 20	$10,099	$12,175	$10,248
Mar 20	$8,207	$10,300	$8,327
Apr 20	$9,081	$11,243	$9,219
May 20	$9,787	$11,330	$9,944
Jun 20	$10,096	$12,162	$10,266
Jul 20	$10,664	$13,249	$10,849
Aug 20	$11,051	$13,542	$11,250
Sep 20	$9,981	$13,325	$10,164
Oct 20	$8,402	$13,599	$8,574
Nov 20	$10,670	$14,857	$10,900
Dec 20	$11,638	$15,949	$11,889
Jan 21	$11,602	$16,439	$11,853
Feb 21	$11,492	$16,564	$11,747
Mar 21	$10,975	$16,314	$11,222
Apr 21	$12,094	$16,720	$12,342
May 21	$13,669	$16,912	$14,025
Jun 21	$13,115	$17,137	$13,423
Jul 21	$13,279	$15,984	$13,614
Aug 21	$14,084	$16,402	$14,469
Sep 21	$13,413	$15,751	$13,845
Oct 21	$14,102	$15,906	$14,534
Nov 21	$12,554	$15,258	$12,846
Dec 21	$13,052	$15,544	$13,479
Jan 22	$12,645	$15,250	$12,947
Feb 22	$11,083	$14,794	$11,496
Mar 22	$11,693	$14,460	$12,242
Apr 22	$9,829	$13,655	$10,134
May 22	$10,226	$13,716	$10,505
Jun 22	$9,076	$12,804	$9,278
Jul 22	$8,943	$12,773	$9,200
Aug 22	$7,833	$12,826	$8,114
Sep 22	$6,689	$11,322	$6,989
Oct 22	$7,749	$10,971	$8,030
Nov 22	$9,448	$12,598	$9,497
Dec 22	$9,850	$12,421	$10,134
Jan 23	$10,564	$13,402	$10,871
Feb 23	$9,996	$12,533	$10,390
Mar 23	$9,830	$12,912	$10,171
Apr 23	$11,116	$12,766	$11,526
May 23	$10,753	$12,552	$11,083
Jun 23	$12,139	$13,028	$12,595
Jul 23	$13,297	$13,839	$13,867
Aug 23	$12,144	$12,987	$12,679
Sep 23	$10,846	$12,647	$11,356
Oct 23	$12,557	$12,156	$13,075
Nov 23	$13,724	$13,128	$14,353
Dec 23	$14,788	$13,642	$15,426
Jan 24	$14,251	$13,008	$14,989
Feb 24	$15,223	$13,627	$15,864
Mar 24	$15,298	$13,927	$15,981
Apr 24	$15,349	$14,027	$16,159
May 24	$16,275	$14,107	$16,973
Jun 24	$16,331	$14,663	$17,097
Jul 24	$15,840	$14,707	$16,499
Aug 24	$16,355	$14,944	$17,123
Sep 24	$16,083	$15,942	$16,905
Oct 24	$14,771	$15,233	$15,459
Nov 24	$14,635	$14,686	$15,324
Dec 24	$14,406	$14,666	$15,112
Jan 25	$16,298	$14,927	$16,956
Feb 25	$17,479	$15,000	$18,253
Mar 25	$19,236	$15,095	$19,797
Apr 25	$20,183	$15,293	$20,923
May 25	$20,924	$15,946	$21,673
Jun 25	$22,556	$16,904	$23,299
Jul 25	$22,281	$17,234	$23,293
Aug 25	$22,229	$17,455	$23,046
Sep 25	$22,602	$18,703	$23,484
Oct 25	$23,558	$19,485	$24,482
Nov 25	$23,869	$19,019	$24,822
Dec 25	$25,390	$19,588	$26,453
Jan 26	$27,316	$21,322	$28,557
Feb 26	$27,756	$22,494	$28,795
Mar 26	$26,112	$19,556	$26,832
Apr 26	$27,795	$22,433	$28,794
May 26	$29,492	$24,606	$30,719
Jun 26	$28,196	$24,259	$29,332
Jul 26	$31,231	$23,513	$32,412
Aug 26	$32,366	$24,305	$33,713

Average Annual Return [Table Text Block]
Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
45.60%	18.11%	12.46%
MSCI Emerging Markets Index (Net)...
39.25	8.18	9.29
MSCI Poland IMI 25/50 Index...
46.29	18.43	12.92

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date			Aug. 31, 2025
AssetsNet		$ 848,259,684
Holdings Count | Holding		35
Advisory Fees Paid, Amount		$ 3,038,955
InvestmentCompanyPortfolioTurnover		14.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$848,259,684
Number of Portfolio Holdings...
35
Net Investment Advisory Fees...
$3,038,955
Portfolio Turnover Rate...
14%

Updated Prospectus Phone Number		(1-800-474-2737)
Updated Prospectus Web Address		blackrock.com/fundreports
C000140043
Shareholder Report [Line Items]
Fund Name		iShares MSCI Qatar ETF
Trading Symbol		QAT
Security Exchange Name		NASDAQ
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares MSCI Qatar ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Qatar ETF	$52	0.54%

Expenses Paid, Amount		$ 52
Expense Ratio, Percent		0.54%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended August 31, 2026, the Fund returned (9.11)%.

  For the same period, the MSCI Emerging Markets Index (Net) returned 39.25% and the MSCI All Qatar Capped Index returned (8.58)%.

What contributed to performance?

There were no significant contributors to the Fund’s return during the reporting period.

What detracted from performance?

During the reporting period, Qatar experienced negative growth as the regional conflict tensions disrupted liquefied natural gas (“LNG”) exports and constrained economic activity. With the vast majority of Qatar’s LNG exports typically shipped through the Strait of Hormuz, disruptions to the strategic waterway, combined with damage to LNG infrastructure, significantly constrained the country’s energy exports and trade. In this landscape, financials stocks detracted the most from the Fund’s return. Notably, diversified banks were challenged by lower interest rates, which weighed on net interest margins (the difference between the interest banks earn on loans and the interest they pay on deposits), as well as concerns about weaker economic activity, lending growth, and investment sentiment amid the regional conflict. Energy stocks were pressured by the conflict and disruptions to Qatar’s energy exports and shipping routes, which weighed on fuel sales volumes, oilfield-services activity, and LNG transportation. An industrial conglomerate with downstream operations in petrochemicals, fertilizers, and steel, also declined amid local operational disruptions.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	MSCI Emerging Markets Index (Net)	MSCI All Qatar Capped Index
Aug 16	$10,000	$10,000	$10,000
Sep 16	$9,529	$10,129	$9,532
Oct 16	$9,321	$10,153	$9,329
Nov 16	$8,930	$9,685	$8,943
Dec 16	$9,539	$9,707	$9,569
Jan 17	$9,658	$10,238	$9,696
Feb 17	$9,832	$10,551	$9,872
Mar 17	$9,688	$10,818	$9,728
Apr 17	$9,490	$11,054	$9,534
May 17	$9,281	$11,381	$9,326
Jun 17	$8,560	$11,496	$8,590
Jul 17	$8,983	$12,181	$9,025
Aug 17	$8,348	$12,453	$8,400
Sep 17	$7,977	$12,403	$8,011
Oct 17	$7,745	$12,838	$7,770
Nov 17	$7,095	$12,864	$7,260
Dec 17	$8,220	$13,326	$8,294
Jan 18	$8,756	$14,436	$8,812
Feb 18	$8,266	$13,770	$8,330
Mar 18	$8,437	$13,496	$8,526
Apr 18	$8,973	$13,455	$9,079
May 18	$8,725	$12,978	$8,814
Jun 18	$8,795	$12,439	$8,906
Jul 18	$9,506	$12,712	$9,627
Aug 18	$9,597	$12,368	$9,741
Sep 18	$9,527	$12,303	$9,675
Oct 18	$10,007	$11,231	$10,155
Nov 18	$10,179	$11,694	$10,331
Dec 18	$10,076	$11,384	$10,234
Jan 19	$10,564	$12,381	$10,737
Feb 19	$9,984	$12,409	$10,156
Mar 19	$10,038	$12,513	$10,222
Apr 19	$10,385	$12,777	$10,578
May 19	$9,951	$11,849	$10,140
Jun 19	$10,107	$12,589	$10,296
Jul 19	$10,107	$12,435	$10,313
Aug 19	$9,787	$11,829	$9,999
Sep 19	$10,001	$12,055	$10,223
Oct 19	$9,838	$12,563	$10,066
Nov 19	$9,799	$12,546	$10,034
Dec 19	$10,062	$13,482	$10,310
Jan 20	$10,051	$12,853	$10,303
Feb 20	$9,176	$12,175	$9,412
Mar 20	$8,143	$10,300	$8,387
Apr 20	$8,918	$11,243	$9,155
May 20	$9,035	$11,330	$9,277
Jun 20	$9,263	$12,162	$9,541
Jul 20	$9,749	$13,249	$10,021
Aug 20	$10,189	$13,542	$10,508
Sep 20	$10,327	$13,325	$10,680
Oct 20	$9,986	$13,599	$10,348
Nov 20	$10,420	$14,857	$10,871
Dec 20	$10,651	$15,949	$11,058
Jan 21	$10,836	$16,439	$11,159
Feb 21	$10,414	$16,564	$10,826
Mar 21	$10,935	$16,314	$11,396
Apr 21	$11,368	$16,720	$11,885
May 21	$11,293	$16,912	$11,769
Jun 21	$11,212	$17,137	$11,709
Jul 21	$11,171	$15,984	$11,713
Aug 21	$11,585	$16,402	$12,094
Sep 21	$11,981	$15,751	$12,418
Oct 21	$12,382	$15,906	$12,811
Nov 21	$11,916	$15,258	$12,364
Dec 21	$12,128	$15,544	$12,609
Jan 22	$13,064	$15,250	$13,540
Feb 22	$13,535	$14,794	$13,985
Mar 22	$14,161	$14,460	$14,697
Apr 22	$14,182	$13,655	$14,756
May 22	$13,588	$13,716	$14,093
Jun 22	$12,844	$12,804	$13,353
Jul 22	$13,603	$12,773	$14,182
Aug 22	$13,866	$12,826	$14,537
Sep 22	$13,096	$11,322	$13,748
Oct 22	$13,006	$10,971	$13,619
Nov 22	$12,610	$12,598	$13,145
Dec 22	$11,410	$12,421	$11,897
Jan 23	$11,646	$13,402	$12,132
Feb 23	$11,310	$12,533	$11,794
Mar 23	$11,185	$12,912	$11,700
Apr 23	$11,206	$12,766	$11,624
May 23	$11,378	$12,552	$11,859
Jun 23	$11,319	$13,028	$11,724
Jul 23	$12,158	$13,839	$12,677
Aug 23	$11,348	$12,987	$11,859
Sep 23	$11,316	$12,647	$11,824
Oct 23	$10,562	$12,156	$11,036
Nov 23	$11,098	$13,128	$11,601
Dec 23	$11,621	$13,642	$12,159
Jan 24	$11,141	$13,008	$11,677
Feb 24	$11,644	$13,627	$12,202
Mar 24	$11,284	$13,927	$11,852
Apr 24	$11,129	$14,027	$11,684
May 24	$10,735	$14,107	$11,239
Jun 24	$11,385	$14,663	$11,931
Jul 24	$11,684	$14,707	$12,287
Aug 24	$11,838	$14,944	$12,430
Sep 24	$12,378	$15,942	$13,015
Oct 24	$12,287	$15,233	$12,945
Nov 24	$12,150	$14,686	$12,801
Dec 24	$12,305	$14,666	$12,968
Jan 25	$12,334	$14,927	$13,009
Feb 25	$12,351	$15,000	$13,042
Mar 25	$12,246	$15,095	$12,953
Apr 25	$12,608	$15,293	$13,328
May 25	$12,723	$15,946	$13,461
Jun 25	$13,035	$16,904	$13,797
Jul 25	$13,787	$17,234	$14,611
Aug 25	$13,882	$17,455	$14,718
Sep 25	$13,697	$18,703	$14,518
Oct 25	$13,539	$19,485	$14,351
Nov 25	$13,149	$19,019	$13,954
Dec 25	$13,330	$19,588	$14,156
Jan 26	$13,990	$21,322	$14,852
Feb 26	$13,767	$22,494	$14,636
Mar 26	$12,929	$19,556	$13,734
Apr 26	$13,285	$22,433	$14,135
May 26	$13,450	$24,606	$14,325
Jun 26	$13,174	$24,259	$14,020
Jul 26	$12,726	$23,513	$13,552
Aug 26	$12,617	$24,305	$13,456

Average Annual Return [Table Text Block]
Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
(9.11)%	1.72%	2.35%
MSCI Emerging Markets Index (Net)...
39.25	8.18	9.29
MSCI All Qatar Capped Index...
(8.58)	2.16	3.01

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date			Aug. 31, 2025
AssetsNet		$ 59,586,037
Holdings Count | Holding		34
Advisory Fees Paid, Amount		$ 391,387
InvestmentCompanyPortfolioTurnover		49.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$59,586,037
Number of Portfolio Holdings...
34
Net Investment Advisory Fees...
$391,387
Portfolio Turnover Rate...
49%

Updated Prospectus Phone Number		(1-800-474-2737)
Updated Prospectus Web Address		blackrock.com/fundreports
C000150700
Shareholder Report [Line Items]
Fund Name		iShares MSCI Saudi Arabia ETF
Trading Symbol		KSA
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares MSCI Saudi Arabia ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Saudi Arabia ETF	$76	0.74%

Expenses Paid, Amount		$ 76
Expense Ratio, Percent		0.74%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended August 31, 2026, the Fund returned 5.99%.

  For the same period, the MSCI Emerging Markets Index (Net) returned 39.25% and the MSCI Saudi Arabia IMI 25/50 Index (Net) returned 6.90%.

What contributed to performance?

Saudi Arabia’s economy remained resilient during the reporting period, despite heightened regional geopolitical tensions. This resilience was supported by continued investment related to the country’s economic diversification initiatives and ongoing development of energy and other infrastructure. Financial stocks contributed to the Fund’s performance, as diversified banks benefited from strong financing growth and resilient economic activity. These banks also benefited from improved operating efficiency and solid earnings growth. In the energy sector, firms advanced amid higher oil prices and resilient energy demand, while continued investment in energy infrastructure and Saudi Arabia’s position as a major global oil producer further supported the sector.

What detracted from performance?

There were no significant detractors from the Fund’s performance during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	MSCI Emerging Markets Index (Net)	MSCI Saudi Arabia IMI 25/50 Index (Net)
Aug 16	$10,000	$10,000	$10,000
Sep 16	$9,354	$10,129	$9,359
Oct 16	$10,028	$10,153	$10,040
Nov 16	$11,444	$9,685	$11,468
Dec 16	$11,728	$9,707	$11,781
Jan 17	$11,629	$10,238	$11,691
Feb 17	$11,441	$10,551	$11,508
Mar 17	$11,484	$10,818	$11,572
Apr 17	$11,479	$11,054	$11,573
May 17	$11,521	$11,381	$11,622
Jun 17	$12,652	$11,496	$12,771
Jul 17	$12,116	$12,181	$12,233
Aug 17	$12,406	$12,453	$12,538
Sep 17	$12,434	$12,403	$12,574
Oct 17	$11,879	$12,838	$12,016
Nov 17	$12,064	$12,864	$12,213
Dec 17	$12,332	$13,326	$12,492
Jan 18	$13,173	$14,436	$13,355
Feb 18	$12,836	$13,770	$13,019
Mar 18	$13,851	$13,496	$14,063
Apr 18	$14,524	$13,455	$14,759
May 18	$14,745	$12,978	$14,993
Jun 18	$15,002	$12,439	$15,244
Jul 18	$15,007	$12,712	$15,255
Aug 18	$14,420	$12,368	$14,669
Sep 18	$14,318	$12,303	$14,569
Oct 18	$14,381	$11,231	$14,640
Nov 18	$13,954	$11,694	$14,215
Dec 18	$14,218	$11,384	$14,490
Jan 19	$15,587	$12,381	$15,896
Feb 19	$15,543	$12,409	$15,861
Mar 19	$16,149	$12,513	$16,492
Apr 19	$17,291	$12,777	$17,675
May 19	$15,853	$11,849	$16,200
Jun 19	$16,347	$12,589	$16,718
Jul 19	$16,268	$12,435	$16,645
Aug 19	$15,016	$11,829	$15,368
Sep 19	$15,080	$12,055	$15,442
Oct 19	$14,420	$12,563	$14,770
Nov 19	$14,628	$12,546	$14,991
Dec 19	$15,586	$13,482	$15,987
Jan 20	$15,208	$12,853	$15,611
Feb 20	$13,951	$12,175	$14,330
Mar 20	$11,939	$10,300	$12,264
Apr 20	$13,227	$11,243	$13,598
May 20	$13,483	$11,330	$13,565
Jun 20	$13,594	$12,162	$13,985
Jul 20	$13,917	$13,249	$14,324
Aug 20	$14,684	$13,542	$15,083
Sep 20	$15,088	$13,325	$15,513
Oct 20	$14,592	$13,599	$15,023
Nov 20	$16,014	$14,857	$16,488
Dec 20	$15,965	$15,949	$16,451
Jan 21	$16,216	$16,439	$16,718
Feb 21	$16,873	$16,564	$17,404
Mar 21	$18,366	$16,314	$18,958
Apr 21	$19,546	$16,720	$20,195
May 21	$19,659	$16,912	$20,295
Jun 21	$20,455	$17,137	$21,151
Jul 21	$20,528	$15,984	$21,269
Aug 21	$21,346	$16,402	$22,121
Sep 21	$21,729	$15,751	$22,575
Oct 21	$22,320	$15,906	$23,143
Nov 21	$20,362	$15,258	$21,166
Dec 21	$21,356	$15,544	$22,209
Jan 22	$23,494	$15,250	$24,317
Feb 22	$24,009	$14,794	$24,892
Mar 22	$24,859	$14,460	$25,980
Apr 22	$26,148	$13,655	$27,419
May 22	$24,365	$13,716	$25,416
Jun 22	$21,756	$12,804	$22,651
Jul 22	$23,134	$12,773	$23,958
Aug 22	$23,395	$12,826	$24,508
Sep 22	$21,629	$11,322	$22,801
Oct 22	$22,417	$10,971	$23,466
Nov 22	$21,032	$12,598	$21,871
Dec 22	$20,190	$12,421	$21,115
Jan 23	$20,761	$13,402	$21,657
Feb 23	$19,338	$12,533	$20,305
Mar 23	$20,564	$12,912	$21,497
Apr 23	$21,854	$12,766	$22,805
May 23	$21,316	$12,552	$22,408
Jun 23	$22,239	$13,028	$23,268
Jul 23	$22,523	$13,839	$23,698
Aug 23	$21,945	$12,987	$23,131
Sep 23	$21,037	$12,647	$22,161
Oct 23	$20,371	$12,156	$21,466
Nov 23	$21,380	$13,128	$22,547
Dec 23	$22,936	$13,642	$24,224
Jan 24	$22,752	$13,008	$24,083
Feb 24	$24,373	$13,627	$25,746
Mar 24	$24,106	$13,927	$25,488
Apr 24	$23,567	$14,027	$24,973
May 24	$21,906	$14,107	$23,135
Jun 24	$22,544	$14,663	$23,850
Jul 24	$23,209	$14,707	$24,605
Aug 24	$23,367	$14,944	$24,751
Sep 24	$23,603	$15,942	$25,019
Oct 24	$23,149	$15,233	$24,633
Nov 24	$22,452	$14,686	$23,853
Dec 24	$23,059	$14,666	$24,537
Jan 25	$23,715	$14,927	$25,250
Feb 25	$23,272	$15,000	$24,778
Mar 25	$23,227	$15,095	$24,789
Apr 25	$22,814	$15,293	$24,294
May 25	$21,664	$15,946	$23,114
Jun 25	$22,059	$16,904	$23,524
Jul 25	$21,662	$17,234	$23,147
Aug 25	$21,494	$17,455	$22,966
Sep 25	$23,141	$18,703	$24,711
Oct 25	$23,365	$19,485	$24,939
Nov 25	$21,399	$19,019	$22,861
Dec 25	$21,152	$19,588	$22,634
Jan 26	$23,043	$21,322	$24,680
Feb 26	$21,672	$22,494	$23,241
Mar 26	$22,803	$19,556	$24,387
Apr 26	$22,757	$22,433	$24,354
May 26	$22,416	$24,606	$24,069
Jun 26	$21,923	$24,259	$23,519
Jul 26	$21,640	$23,513	$23,197
Aug 26	$22,782	$24,305	$24,551

Average Annual Return [Table Text Block]
Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
5.99%	1.31%	8.58%
MSCI Emerging Markets Index (Net)...
39.25	8.18	9.29
MSCI Saudi Arabia IMI 25/50 Index (Net)...
6.90	2.11	9.40

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet		$ 638,487,607
Holdings Count | Holding		111
Advisory Fees Paid, Amount		$ 4,951,371
InvestmentCompanyPortfolioTurnover		38.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$638,487,607
Number of Portfolio Holdings...
111
Net Investment Advisory Fees...
$4,951,371
Portfolio Turnover Rate...
38%

C000140044
Shareholder Report [Line Items]
Fund Name		iShares MSCI UAE ETF
Trading Symbol		UAE
Security Exchange Name		NASDAQ
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares MSCI UAE ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI UAE ETF	$54	0.53%

Expenses Paid, Amount		$ 54
Expense Ratio, Percent		0.53%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended August 31, 2026, the Fund returned 4.28%.

  For the same period, the MSCI Emerging Markets Index (Net) returned 39.25% and the MSCI All UAE Capped Index returned 5.32%.

What contributed to performance?

Despite heightened regional geopolitical tensions, the economy of the United Arab Emirates remained resilient, supported by strong credit growth and continued economic activity during the reporting period. Stocks in the financials sector contributed the most to the Fund’s return. Diversified banks gained amid increased cross-border lending, central bank support, and solid loan growth across both retail and corporate clients. Telecommunications stocks benefited from resilient demand for connectivity and digital services. Notably, an integrated telecommunication services provider was supported by subscriber growth, expanding technology businesses, and resilient operations.

What detracted from performance?

During the reporting period, the real estate sector detracted from the Fund’s return. Geopolitical conflicts slowed new property sales and heightened market risk, negatively impacting real estate development companies.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	MSCI Emerging Markets Index (Net)	MSCI All UAE Capped Index
Aug 16	$10,000	$10,000	$10,000
Sep 16	$9,953	$10,129	$9,960
Oct 16	$9,569	$10,153	$9,581
Nov 16	$9,487	$9,685	$9,505
Dec 16	$9,916	$9,707	$9,942
Jan 17	$10,075	$10,238	$10,109
Feb 17	$10,028	$10,551	$10,067
Mar 17	$9,963	$10,818	$10,005
Apr 17	$10,051	$11,054	$10,104
May 17	$9,975	$11,381	$10,036
Jun 17	$10,110	$11,496	$10,182
Jul 17	$10,733	$12,181	$10,815
Aug 17	$10,733	$12,453	$10,819
Sep 17	$10,582	$12,403	$10,673
Oct 17	$10,782	$12,838	$10,882
Nov 17	$10,152	$12,864	$10,253
Dec 17	$10,238	$13,326	$10,342
Jan 18	$10,627	$14,436	$10,740
Feb 18	$10,238	$13,770	$10,349
Mar 18	$10,159	$13,496	$10,280
Apr 18	$10,147	$13,455	$10,274
May 18	$9,970	$12,978	$10,101
Jun 18	$9,599	$12,439	$9,733
Jul 18	$10,037	$12,712	$10,177
Aug 18	$9,923	$12,368	$10,070
Sep 18	$9,726	$12,303	$9,879
Oct 18	$9,656	$11,231	$9,813
Nov 18	$9,052	$11,694	$9,178
Dec 18	$8,959	$11,384	$9,083
Jan 19	$9,106	$12,381	$9,243
Feb 19	$9,234	$12,409	$9,307
Mar 19	$9,279	$12,513	$9,368
Apr 19	$9,745	$12,777	$9,854
May 19	$9,023	$11,849	$9,111
Jun 19	$8,968	$12,589	$9,062
Jul 19	$9,683	$12,435	$9,800
Aug 19	$9,332	$11,829	$9,443
Sep 19	$9,134	$12,055	$9,204
Oct 19	$9,127	$12,563	$9,204
Nov 19	$8,949	$12,546	$9,029
Dec 19	$8,902	$13,482	$8,985
Jan 20	$8,690	$12,853	$8,777
Feb 20	$8,174	$12,175	$8,254
Mar 20	$6,076	$10,300	$6,346
Apr 20	$7,075	$11,243	$7,133
May 20	$6,797	$11,330	$6,859
Jun 20	$7,103	$12,162	$7,178
Jul 20	$7,320	$13,249	$7,399
Aug 20	$7,613	$13,542	$7,704
Sep 20	$7,529	$13,325	$7,625
Oct 20	$7,459	$13,599	$7,729
Nov 20	$8,059	$14,857	$8,357
Dec 20	$8,232	$15,949	$8,544
Jan 21	$9,154	$16,439	$9,502
Feb 21	$8,895	$16,564	$9,256
Mar 21	$9,265	$16,314	$9,645
Apr 21	$9,370	$16,720	$9,691
May 21	$10,201	$16,912	$10,580
Jun 21	$10,107	$17,137	$10,488
Jul 21	$10,179	$15,984	$10,581
Aug 21	$10,714	$16,402	$11,163
Sep 21	$10,584	$15,751	$11,045
Oct 21	$10,823	$15,906	$11,279
Nov 21	$11,806	$15,258	$12,352
Dec 21	$11,914	$15,544	$12,472
Jan 22	$12,230	$15,250	$12,777
Feb 22	$12,853	$14,794	$13,453
Mar 22	$13,821	$14,460	$14,525
Apr 22	$13,928	$13,655	$14,662
May 22	$12,906	$13,716	$13,574
Jun 22	$11,740	$12,804	$12,327
Jul 22	$12,253	$12,773	$12,880
Aug 22	$12,140	$12,826	$12,802
Sep 22	$11,476	$11,322	$12,117
Oct 22	$11,819	$10,971	$12,449
Nov 22	$11,820	$12,598	$12,440
Dec 22	$11,195	$12,421	$11,832
Jan 23	$10,829	$13,402	$11,411
Feb 23	$11,023	$12,533	$11,657
Mar 23	$10,560	$12,912	$11,150
Apr 23	$11,437	$12,766	$12,091
May 23	$10,977	$12,552	$11,637
Jun 23	$11,312	$13,028	$11,944
Jul 23	$11,857	$13,839	$12,587
Aug 23	$11,634	$12,987	$12,359
Sep 23	$11,948	$12,647	$12,699
Oct 23	$10,843	$12,156	$11,527
Nov 23	$11,389	$13,128	$12,120
Dec 23	$11,503	$13,642	$12,247
Jan 24	$11,435	$13,008	$12,183
Feb 24	$11,248	$13,627	$11,985
Mar 24	$11,436	$13,927	$12,195
Apr 24	$11,192	$14,027	$11,945
May 24	$10,797	$14,107	$11,441
Jun 24	$11,154	$14,663	$11,829
Jul 24	$11,780	$14,707	$12,496
Aug 24	$12,023	$14,944	$12,757
Sep 24	$12,245	$15,942	$13,008
Oct 24	$12,130	$15,233	$12,897
Nov 24	$12,375	$14,686	$13,150
Dec 24	$13,327	$14,666	$14,174
Jan 25	$13,857	$14,927	$14,757
Feb 25	$13,955	$15,000	$14,850
Mar 25	$13,755	$15,095	$14,678
Apr 25	$14,434	$15,293	$15,394
May 25	$14,868	$15,946	$15,876
Jun 25	$15,619	$16,904	$16,684
Jul 25	$16,881	$17,234	$18,076
Aug 25	$16,277	$17,455	$17,414
Sep 25	$15,844	$18,703	$16,949
Oct 25	$16,469	$19,485	$17,630
Nov 25	$15,512	$19,019	$16,624
Dec 25	$16,207	$19,588	$17,420
Jan 26	$17,279	$21,322	$18,562
Feb 26	$17,881	$22,494	$19,220
Mar 26	$15,493	$19,556	$16,359
Apr 26	$16,253	$22,433	$17,469
May 26	$16,205	$24,606	$17,338
Jun 26	$16,651	$24,259	$17,903
Jul 26	$16,621	$23,513	$17,923
Aug 26	$16,973	$24,305	$18,340

Average Annual Return [Table Text Block]
Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
4.28%	9.64%	5.43%
MSCI Emerging Markets Index (Net)...
39.25	8.18	9.29
MSCI All UAE Capped Index...
5.32	10.44	6.25

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date			Aug. 31, 2025
AssetsNet		$ 302,469,968
Holdings Count | Holding		59
Advisory Fees Paid, Amount		$ 1,172,270
InvestmentCompanyPortfolioTurnover		50.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$302,469,968
Number of Portfolio Holdings...
59
Net Investment Advisory Fees...
$1,172,270
Portfolio Turnover Rate...
50%

Updated Prospectus Phone Number		(1-800-474-2737)
Updated Prospectus Web Address		blackrock.com/fundreports
C000108733
Shareholder Report [Line Items]
Fund Name		iShares MSCI Denmark ETF
Trading Symbol		EDEN
Security Exchange Name		CboeBZX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares MSCI Denmark ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Denmark ETF	$56	0.53%

Expenses Paid, Amount		$ 56
Expense Ratio, Percent		0.53%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended August 31, 2026, the Fund returned 10.52%.

  For the same period, the MSCI ACWI ex USA Index (Net) returned 27.35% and the MSCI Denmark IMI 25/50 Index (Net) returned 11.03%.

What contributed to performance?

The industrials sector was the largest contributor to the Fund’s return during the reporting period, particularly firms providing renewable energy infrastructure. A pioneer in wind energy gained amid robust global demand, while a power cable specialist that plays a critical role in connecting offshore wind farms to onshore power grids also contributed. In the marine transportation subsector, a global marine freight and logistics provider benefited from surging global container demand and higher freight rates. Diversified banks in the financials sector were supported by increased loan activity and higher interest rates, which boosted net interest income (the difference between the rates banks charge for loans and the rates they pay for deposits).

What detracted from performance?

A major global healthcare company detracted from the Fund’s performance during the reporting period. The firm, which specializes in chronic conditions such as diabetes and obesity, reduced its financial outlook amid executive leadership transitions and setbacks in drug development. Meanwhile, its leading therapies for these conditions faced intense competition from rival treatments and lower-cost alternatives.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	MSCI ACWI ex USA Index (Net)	MSCI Denmark IMI 25/50 Index (Net)
Aug 16	$10,000	$10,000	$10,000
Sep 16	$9,812	$10,123	$9,813
Oct 16	$9,356	$9,978	$9,359
Nov 16	$8,700	$9,747	$8,701
Dec 16	$9,096	$9,996	$9,105
Jan 17	$9,561	$10,350	$9,575
Feb 17	$9,550	$10,515	$9,568
Mar 17	$9,834	$10,782	$9,841
Apr 17	$10,564	$11,013	$10,577
May 17	$11,163	$11,370	$11,184
Jun 17	$11,264	$11,405	$11,290
Jul 17	$11,789	$11,826	$11,820
Aug 17	$12,143	$11,888	$12,179
Sep 17	$12,122	$12,108	$12,163
Oct 17	$12,263	$12,336	$12,312
Nov 17	$11,992	$12,436	$12,040
Dec 17	$12,251	$12,714	$12,305
Jan 18	$12,677	$13,423	$12,739
Feb 18	$12,433	$12,790	$12,494
Mar 18	$12,295	$12,564	$12,342
Apr 18	$12,155	$12,764	$12,201
May 18	$11,941	$12,470	$11,992
Jun 18	$11,820	$12,235	$11,873
Jul 18	$12,488	$12,528	$12,557
Aug 18	$12,456	$12,266	$12,527
Sep 18	$11,927	$12,322	$11,990
Oct 18	$10,688	$11,320	$10,736
Nov 18	$10,752	$11,427	$10,806
Dec 18	$10,428	$10,909	$10,479
Jan 19	$10,903	$11,734	$10,965
Feb 19	$11,451	$11,963	$11,525
Mar 19	$11,626	$12,034	$11,694
Apr 19	$11,837	$12,352	$11,908
May 19	$11,298	$11,689	$11,363
Jun 19	$11,813	$12,393	$11,890
Jul 19	$11,494	$12,243	$11,572
Aug 19	$11,533	$11,865	$11,616
Sep 19	$11,509	$12,170	$11,598
Oct 19	$11,851	$12,595	$11,948
Nov 19	$12,386	$12,706	$12,491
Dec 19	$13,030	$13,256	$13,147
Jan 20	$13,145	$12,900	$13,270
Feb 20	$12,342	$11,880	$12,463
Mar 20	$11,361	$10,160	$11,458
Apr 20	$12,466	$10,930	$12,575
May 20	$13,589	$11,288	$13,716
Jun 20	$13,914	$11,798	$14,048
Jul 20	$15,292	$12,324	$15,445
Aug 20	$16,092	$12,852	$16,256
Sep 20	$16,162	$12,536	$16,335
Oct 20	$15,726	$12,266	$15,903
Nov 20	$17,462	$13,916	$17,664
Dec 20	$18,712	$14,669	$18,938
Jan 21	$17,945	$14,700	$18,167
Feb 21	$18,122	$14,991	$18,356
Mar 21	$18,471	$15,181	$18,698
Apr 21	$19,741	$15,628	$19,987
May 21	$20,544	$16,117	$20,822
Jun 21	$20,700	$16,012	$20,966
Jul 21	$21,515	$15,748	$21,806
Aug 21	$22,079	$16,047	$22,355
Sep 21	$20,629	$15,534	$20,984
Oct 21	$21,774	$15,904	$22,099
Nov 21	$20,499	$15,188	$20,676
Dec 21	$21,366	$15,816	$21,737
Jan 22	$19,295	$15,233	$19,454
Feb 22	$18,985	$14,931	$19,359
Mar 22	$19,330	$14,955	$19,883
Apr 22	$18,506	$14,016	$18,999
May 22	$18,270	$14,117	$18,519
Jun 22	$16,788	$12,902	$16,960
Jul 22	$18,235	$13,344	$18,470
Aug 22	$16,765	$12,915	$17,114
Sep 22	$14,487	$11,624	$14,840
Oct 22	$16,049	$11,972	$16,351
Nov 22	$18,418	$13,385	$18,280
Dec 22	$18,986	$13,285	$19,258
Jan 23	$19,406	$14,362	$19,677
Feb 23	$19,732	$13,859	$20,211
Mar 23	$20,710	$14,197	$21,043
Apr 23	$21,439	$14,444	$21,832
May 23	$20,666	$13,918	$20,928
Jun 23	$21,161	$14,543	$21,528
Jul 23	$21,180	$15,134	$21,650
Aug 23	$20,703	$14,451	$21,198
Sep 23	$19,946	$13,994	$20,447
Oct 23	$19,355	$13,417	$19,682
Nov 23	$21,135	$14,625	$21,595
Dec 23	$22,366	$15,360	$22,849
Jan 24	$22,802	$15,207	$23,400
Feb 24	$23,644	$15,592	$24,172
Mar 24	$24,333	$16,079	$24,819
Apr 24	$23,696	$15,791	$24,409
May 24	$25,568	$16,249	$26,069
Jun 24	$25,180	$16,234	$25,856
Jul 24	$25,672	$16,609	$26,269
Aug 24	$26,133	$17,082	$26,797
Sep 24	$25,391	$17,542	$26,040
Oct 24	$23,974	$16,682	$24,393
Nov 24	$23,072	$16,531	$23,603
Dec 24	$21,525	$16,210	$22,035
Jan 25	$21,431	$16,863	$22,068
Feb 25	$22,391	$17,096	$22,946
Mar 25	$20,810	$17,058	$21,238
Apr 25	$21,641	$17,674	$22,105
May 25	$23,072	$18,483	$23,450
Jun 25	$23,282	$19,111	$23,777
Jul 25	$21,214	$19,056	$22,013
Aug 25	$22,412	$19,717	$22,952
Sep 25	$22,251	$20,427	$22,630
Oct 25	$22,150	$20,840	$22,689
Nov 25	$22,789	$20,835	$23,338
Dec 25	$23,694	$21,459	$24,486
Jan 26	$25,259	$22,743	$25,944
Feb 26	$22,402	$23,885	$22,979
Mar 26	$21,747	$21,308	$21,882
Apr 26	$22,818	$23,364	$23,389
May 26	$23,378	$24,541	$24,044
Jun 26	$23,263	$24,396	$23,865
Jul 26	$23,879	$24,480	$24,476
Aug 26	$24,769	$25,109	$25,484

Average Annual Return [Table Text Block]
Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
10.52%	2.33%	9.49%
MSCI ACWI ex USA Index (Net)...
27.35	9.37	9.64
MSCI Denmark IMI 25/50 Index (Net)...
11.03	2.66	9.81

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet		$ 193,990,537
Holdings Count | Holding		43
Advisory Fees Paid, Amount		$ 1,043,599
InvestmentCompanyPortfolioTurnover		10.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$193,990,537
Number of Portfolio Holdings...
43
Net Investment Advisory Fees...
$1,043,599
Portfolio Turnover Rate...
10%

C000108737
Shareholder Report [Line Items]
Fund Name		iShares MSCI Finland ETF
Trading Symbol		EFNL
Security Exchange Name		CboeBZX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares MSCI Finland ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Finland ETF	$62	0.53%

Expenses Paid, Amount		$ 62
Expense Ratio, Percent		0.53%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended August 31, 2026, the Fund returned 32.25%.

  For the same period, the MSCI ACWI ex USA Index (Net) returned 27.35% and the MSCI Finland IMI 25/50 Index returned 33.21%.

What contributed to performance?

Stocks in the information technology sector contributed the most to the Fund’s performance during the reporting period. Specifically, a multinational telecommunications and technology corporation gained amid artificial intelligence (“AI”) partnerships, robust demand for AI and cloud solutions, solid network infrastructure demand, and strategic investments. The financials sector also contributed. The largest bank in the Nordic region by market capitalization and total assets benefited from strong lending growth, especially in corporate lending, increased wealth and savings inflows, and solid credit quality. In the industrials sector, a prominent machinery company gained amid a surge in order backlog and strong demand related to copper mining operations.

What detracted from performance?

There were no significant detractors from the Fund’s performance during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	MSCI ACWI ex USA Index (Net)	MSCI Finland IMI 25/50 Index
Aug 16	$10,000	$10,000	$10,000
Sep 16	$10,406	$10,123	$10,414
Oct 16	$9,717	$9,978	$9,726
Nov 16	$9,476	$9,747	$9,491
Dec 16	$9,963	$9,996	$9,995
Jan 17	$9,981	$10,350	$10,016
Feb 17	$10,132	$10,515	$10,173
Mar 17	$10,544	$10,782	$10,596
Apr 17	$11,291	$11,013	$11,357
May 17	$11,984	$11,370	$12,061
Jun 17	$11,997	$11,405	$12,078
Jul 17	$12,227	$11,826	$12,310
Aug 17	$12,332	$11,888	$12,420
Sep 17	$12,481	$12,108	$12,574
Oct 17	$12,211	$12,336	$12,307
Nov 17	$12,196	$12,436	$12,297
Dec 17	$12,282	$12,714	$12,388
Jan 18	$13,029	$13,423	$13,147
Feb 18	$13,216	$12,790	$13,344
Mar 18	$13,060	$12,564	$13,190
Apr 18	$13,549	$12,764	$13,701
May 18	$13,334	$12,470	$13,492
Jun 18	$13,159	$12,235	$13,319
Jul 18	$13,223	$12,528	$13,391
Aug 18	$13,452	$12,266	$13,628
Sep 18	$13,355	$12,322	$13,535
Oct 18	$12,085	$11,320	$12,251
Nov 18	$11,541	$11,427	$11,701
Dec 18	$11,364	$10,909	$11,522
Jan 19	$12,297	$11,734	$12,480
Feb 19	$12,493	$11,963	$12,687
Mar 19	$12,422	$12,034	$12,618
Apr 19	$12,528	$12,352	$12,752
May 19	$11,743	$11,689	$11,955
Jun 19	$12,617	$12,393	$12,850
Jul 19	$12,288	$12,243	$12,524
Aug 19	$11,940	$11,865	$12,175
Sep 19	$12,245	$12,170	$12,491
Oct 19	$12,446	$12,595	$12,702
Nov 19	$12,322	$12,706	$12,581
Dec 19	$12,905	$13,256	$13,184
Jan 20	$12,929	$12,900	$13,217
Feb 20	$11,947	$11,880	$12,219
Mar 20	$10,078	$10,160	$10,313
Apr 20	$11,258	$10,930	$11,533
May 20	$12,213	$11,288	$12,517
Jun 20	$12,386	$11,798	$12,736
Jul 20	$13,433	$12,324	$13,783
Aug 20	$14,401	$12,852	$14,784
Sep 20	$14,057	$12,536	$14,474
Oct 20	$13,259	$12,266	$13,638
Nov 20	$15,216	$13,916	$15,649
Dec 20	$15,778	$14,669	$16,233
Jan 21	$16,131	$14,700	$16,610
Feb 21	$16,000	$14,991	$16,477
Mar 21	$15,965	$15,181	$16,444
Apr 21	$17,168	$15,628	$17,698
May 21	$17,859	$16,117	$18,286
Jun 21	$17,653	$16,012	$18,207
Jul 21	$18,634	$15,748	$19,232
Aug 21	$18,631	$16,047	$19,218
Sep 21	$16,771	$15,534	$17,388
Oct 21	$17,176	$15,904	$17,759
Nov 21	$16,424	$15,188	$16,876
Dec 21	$17,345	$15,816	$17,950
Jan 22	$16,411	$15,233	$16,798
Feb 22	$14,822	$14,931	$15,466
Mar 22	$14,777	$14,955	$15,438
Apr 22	$14,080	$14,016	$14,720
May 22	$14,485	$14,117	$14,945
Jun 22	$13,180	$12,902	$13,559
Jul 22	$13,790	$13,344	$14,207
Aug 22	$13,256	$12,915	$13,780
Sep 22	$11,890	$11,624	$12,408
Oct 22	$12,651	$11,972	$13,120
Nov 22	$14,340	$13,385	$14,580
Dec 22	$14,271	$13,285	$14,738
Jan 23	$14,833	$14,362	$15,306
Feb 23	$14,513	$13,859	$15,097
Mar 23	$14,593	$14,197	$15,115
Apr 23	$14,788	$14,444	$15,323
May 23	$13,669	$13,918	$14,099
Jun 23	$13,713	$14,543	$14,169
Jul 23	$13,672	$15,134	$14,181
Aug 23	$13,459	$14,451	$13,970
Sep 23	$12,732	$13,994	$13,243
Oct 23	$12,362	$13,417	$12,777
Nov 23	$13,511	$14,625	$14,026
Dec 23	$14,265	$15,360	$14,778
Jan 24	$14,030	$15,207	$14,661
Feb 24	$13,817	$15,592	$14,327
Mar 24	$13,967	$16,079	$14,485
Apr 24	$14,148	$15,791	$14,766
May 24	$15,126	$16,249	$15,694
Jun 24	$14,481	$16,234	$15,067
Jul 24	$14,630	$16,609	$15,231
Aug 24	$15,326	$17,082	$16,006
Sep 24	$15,596	$17,542	$16,307
Oct 24	$14,666	$16,682	$15,240
Nov 24	$13,830	$16,531	$14,417
Dec 24	$13,514	$16,210	$14,070
Jan 25	$14,361	$16,863	$15,019
Feb 25	$14,928	$17,096	$15,590
Mar 25	$15,292	$17,058	$15,877
Apr 25	$16,193	$17,674	$16,905
May 25	$16,988	$18,483	$17,733
Jun 25	$17,725	$19,111	$18,450
Jul 25	$17,410	$19,056	$18,292
Aug 25	$18,054	$19,717	$18,884
Sep 25	$18,537	$20,427	$19,357
Oct 25	$19,677	$20,840	$20,606
Nov 25	$19,708	$20,835	$20,633
Dec 25	$20,747	$21,459	$21,884
Jan 26	$21,291	$22,743	$22,415
Feb 26	$22,263	$23,885	$23,392
Mar 26	$21,326	$21,308	$22,073
Apr 26	$23,753	$23,364	$24,830
May 26	$24,614	$24,541	$25,879
Jun 26	$23,268	$24,396	$24,435
Jul 26	$22,693	$24,480	$23,775
Aug 26	$23,876	$25,109	$25,155

Average Annual Return [Table Text Block]
Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
32.25%	5.09%	9.09%
MSCI ACWI ex USA Index (Net)...
27.35	9.37	9.64
MSCI Finland IMI 25/50 Index...
33.21	5.53	9.66

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet		$ 262,464,177
Holdings Count | Holding		36
Advisory Fees Paid, Amount		$ 430,260
InvestmentCompanyPortfolioTurnover		16.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$262,464,177
Number of Portfolio Holdings...
36
Net Investment Advisory Fees...
$430,260
Portfolio Turnover Rate...
16%

C000087779
Shareholder Report [Line Items]
Fund Name		iShares MSCI Ireland ETF
Trading Symbol		EIRL
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares MSCI Ireland ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Ireland ETF	$54	0.48%

Expenses Paid, Amount		$ 54
Expense Ratio, Percent		0.48%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended August 31, 2026, the Fund returned 26.49%.

  For the same period, the MSCI ACWI ex USA Index (Net) returned 27.35% and the MSCI All Ireland Capped Index returned 27.89%.

What contributed to performance?

During the reporting period, Ireland’s equity market was supported by continued growth in the domestic economy, driven by robust consumer spending and public investment. The financials sector contributed to the Fund’s return, as internationally oriented banks benefited from resilient economic activity and their diversified exposure across European markets. Diversified banks further advanced due to solid loan growth, resilient asset quality, and strong capital generation. In the industrials sector, a building materials specialist gained amid a substantial revenue surge in its data-center infrastructure business. Packaged food and meat producers in the consumer staples sector benefited from rising demand for high-protein foods, utilizing advanced nutrition technologies.

What detracted from performance?

During the reporting period there were no meaningful detractors from the Fund’s performance.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	MSCI ACWI ex USA Index (Net)	MSCI All Ireland Capped Index
Aug 16	$10,000	$10,000	$10,000
Sep 16	$9,815	$10,123	$9,822
Oct 16	$9,330	$9,978	$9,345
Nov 16	$9,404	$9,747	$9,424
Dec 16	$9,729	$9,996	$9,763
Jan 17	$9,951	$10,350	$9,990
Feb 17	$10,124	$10,515	$10,168
Mar 17	$10,362	$10,782	$10,419
Apr 17	$10,886	$11,013	$10,959
May 17	$11,293	$11,370	$11,382
Jun 17	$11,222	$11,405	$11,318
Jul 17	$11,365	$11,826	$11,451
Aug 17	$11,399	$11,888	$11,497
Sep 17	$12,052	$12,108	$12,157
Oct 17	$12,115	$12,336	$12,207
Nov 17	$12,128	$12,436	$12,215
Dec 17	$12,509	$12,714	$12,616
Jan 18	$12,813	$13,423	$12,921
Feb 18	$12,124	$12,790	$12,212
Mar 18	$12,205	$12,564	$12,294
Apr 18	$12,386	$12,764	$12,511
May 18	$12,619	$12,470	$12,743
Jun 18	$12,444	$12,235	$12,565
Jul 18	$12,348	$12,528	$12,462
Aug 18	$12,240	$12,266	$12,372
Sep 18	$11,877	$12,322	$12,005
Oct 18	$10,923	$11,320	$11,054
Nov 18	$10,475	$11,427	$10,598
Dec 18	$9,884	$10,909	$10,023
Jan 19	$10,574	$11,734	$10,736
Feb 19	$11,017	$11,963	$11,205
Mar 19	$11,015	$12,034	$11,191
Apr 19	$11,461	$12,352	$11,650
May 19	$10,911	$11,689	$11,102
Jun 19	$11,254	$12,393	$11,455
Jul 19	$10,912	$12,243	$11,115
Aug 19	$10,595	$11,865	$10,802
Sep 19	$10,977	$12,170	$11,189
Oct 19	$11,582	$12,595	$11,811
Nov 19	$12,098	$12,706	$12,352
Dec 19	$12,514	$13,256	$12,782
Jan 20	$12,045	$12,900	$12,310
Feb 20	$10,975	$11,880	$11,219
Mar 20	$8,651	$10,160	$8,850
Apr 20	$9,477	$10,930	$9,699
May 20	$10,055	$11,288	$10,297
Jun 20	$10,280	$11,798	$10,542
Jul 20	$11,059	$12,324	$11,349
Aug 20	$11,621	$12,852	$11,936
Sep 20	$11,091	$12,536	$11,414
Oct 20	$11,239	$12,266	$11,573
Nov 20	$13,023	$13,916	$13,415
Dec 20	$13,865	$14,669	$14,293
Jan 21	$13,275	$14,700	$13,689
Feb 21	$13,972	$14,991	$14,414
Mar 21	$15,114	$15,181	$15,616
Apr 21	$15,731	$15,628	$16,257
May 21	$16,393	$16,117	$16,937
Jun 21	$15,674	$16,012	$16,201
Jul 21	$15,921	$15,748	$16,506
Aug 21	$16,839	$16,047	$17,475
Sep 21	$16,020	$15,534	$16,617
Oct 21	$16,185	$15,904	$16,835
Nov 21	$14,484	$15,188	$14,923
Dec 21	$15,754	$15,816	$16,369
Jan 22	$15,255	$15,233	$15,766
Feb 22	$14,391	$14,931	$15,009
Mar 22	$13,229	$14,955	$13,912
Apr 22	$12,766	$14,016	$13,426
May 22	$13,051	$14,117	$13,615
Jun 22	$11,237	$12,902	$11,703
Jul 22	$11,949	$13,344	$12,425
Aug 22	$11,760	$12,915	$12,322
Sep 22	$10,397	$11,624	$10,923
Oct 22	$11,674	$11,972	$12,236
Nov 22	$12,995	$13,385	$13,302
Dec 22	$12,818	$13,285	$13,391
Jan 23	$14,502	$14,362	$15,122
Feb 23	$14,523	$13,859	$15,301
Mar 23	$15,250	$14,197	$16,019
Apr 23	$15,656	$14,444	$16,451
May 23	$15,293	$13,918	$15,978
Jun 23	$16,137	$14,543	$16,952
Jul 23	$16,816	$15,134	$17,734
Aug 23	$16,296	$14,451	$17,182
Sep 23	$15,199	$13,994	$16,077
Oct 23	$14,527	$13,417	$15,281
Nov 23	$16,008	$14,625	$16,883
Dec 23	$17,184	$15,360	$18,157
Jan 24	$17,557	$15,207	$18,658
Feb 24	$18,582	$15,592	$19,639
Mar 24	$19,495	$16,079	$20,659
Apr 24	$18,778	$15,791	$19,954
May 24	$19,743	$16,249	$20,884
Jun 24	$18,368	$16,234	$19,506
Jul 24	$19,761	$16,609	$20,974
Aug 24	$19,807	$17,082	$21,059
Sep 24	$19,549	$17,542	$20,848
Oct 24	$18,012	$16,682	$19,096
Nov 24	$17,178	$16,531	$18,287
Dec 24	$16,885	$16,210	$18,019
Jan 25	$17,306	$16,863	$18,522
Feb 25	$17,531	$17,096	$18,712
Mar 25	$17,198	$17,058	$18,330
Apr 25	$17,774	$17,674	$19,043
May 25	$18,964	$18,483	$20,267
Jun 25	$19,752	$19,111	$21,096
Jul 25	$19,209	$19,056	$20,723
Aug 25	$19,750	$19,717	$21,197
Sep 25	$19,975	$20,427	$21,392
Oct 25	$20,008	$20,840	$21,511
Nov 25	$21,304	$20,835	$22,928
Dec 25	$21,719	$21,459	$23,500
Jan 26	$22,197	$22,743	$23,999
Feb 26	$22,057	$23,885	$23,819
Mar 26	$20,490	$21,308	$21,775
Apr 26	$21,847	$23,364	$23,565
May 26	$22,748	$24,541	$24,619
Jun 26	$23,598	$24,396	$25,515
Jul 26	$23,932	$24,480	$25,776
Aug 26	$25,001	$25,109	$27,108

Average Annual Return [Table Text Block]
Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
26.49%	8.22%	9.60%
MSCI ACWI ex USA Index (Net)...
27.35	9.37	9.64
MSCI All Ireland Capped Index...
27.89	9.18	10.49

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet		$ 78,775,142
Holdings Count | Holding		29
Advisory Fees Paid, Amount		$ 335,679
InvestmentCompanyPortfolioTurnover		59.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$78,775,142
Number of Portfolio Holdings...
29
Net Investment Advisory Fees...
$335,679
Portfolio Turnover Rate...
59%

C000218229
Shareholder Report [Line Items]
Fund Name		iShares MSCI Kuwait ETF
Trading Symbol		KWT
Security Exchange Name		CboeBZX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares MSCI Kuwait ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Kuwait ETF	$75	0.74%

Expenses Paid, Amount		$ 75
Expense Ratio, Percent		0.74%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended August 31, 2026, the Fund returned 3.27%.

  For the same period, the MSCI Emerging Markets Index (Net) returned 39.25% and the MSCI All Kuwait Select Size Liquidity Capped Index (Net) returned 4.43%.

What contributed to performance?

The financials sector contributed to the Fund’s performance during the reporting period. A Kuwait-based financial services provider that delivers Sharia-compliant vehicle leasing and management services was driven by gains in proprietary investments and asset management. Diversified banks gained due to solid liquidity and targeted regulatory support, with certain banks benefiting from digital transformation initiatives and operating efficiencies. The real estate sector also contributed, supported by a public housing backlog and major infrastructure projects.

What detracted from performance?

There were no significant detractors from the Fund’s return during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	MSCI Emerging Markets Index (Net)	MSCI All Kuwait Select Size Liquidity Capped Index (Net)
Aug 20	$10,000	$10,000	$10,000
Sep 20	$10,321	$9,677	$10,328
Oct 20	$10,369	$9,876	$10,383
Nov 20	$10,444	$10,790	$10,465
Dec 20	$10,763	$11,583	$10,775
Jan 21	$11,252	$11,938	$11,271
Feb 21	$11,097	$12,029	$11,121
Mar 21	$11,467	$11,848	$11,498
Apr 21	$12,345	$12,143	$12,391
May 21	$12,512	$12,282	$12,569
Jun 21	$12,811	$12,446	$12,883
Jul 21	$13,207	$11,608	$13,283
Aug 21	$13,703	$11,912	$13,794
Sep 21	$13,849	$11,438	$13,960
Oct 21	$14,345	$11,551	$14,448
Nov 21	$13,671	$11,080	$13,779
Dec 21	$14,243	$11,289	$14,392
Jan 22	$14,977	$11,075	$15,115
Feb 22	$15,752	$10,744	$15,836
Mar 22	$16,787	$10,501	$17,025
Apr 22	$17,196	$9,917	$17,463
May 22	$16,359	$9,961	$16,644
Jun 22	$15,446	$9,299	$15,642
Jul 22	$16,167	$9,276	$16,305
Aug 22	$15,931	$9,315	$16,202
Sep 22	$14,371	$8,223	$14,615
Oct 22	$14,844	$7,967	$15,106
Nov 22	$15,672	$9,149	$15,845
Dec 22	$14,972	$9,020	$15,205
Jan 23	$14,951	$9,733	$15,192
Feb 23	$14,753	$9,102	$15,053
Mar 23	$14,534	$9,377	$14,783
Apr 23	$15,009	$9,271	$15,264
May 23	$14,242	$9,115	$14,552
Jun 23	$14,849	$9,461	$15,115
Jul 23	$15,276	$10,050	$15,631
Aug 23	$14,650	$9,431	$15,000
Sep 23	$14,236	$9,185	$14,593
Oct 23	$13,494	$8,828	$13,815
Nov 23	$13,864	$9,534	$14,220
Dec 23	$14,299	$9,907	$14,678
Jan 24	$15,229	$9,447	$15,653
Feb 24	$15,524	$9,896	$15,945
Mar 24	$15,444	$10,114	$15,883
Apr 24	$15,166	$10,187	$15,654
May 24	$15,393	$10,245	$15,814
Jun 24	$15,190	$10,649	$15,637
Jul 24	$15,937	$10,680	$16,435
Aug 24	$15,874	$10,853	$16,366
Sep 24	$15,659	$11,577	$16,170
Oct 24	$15,653	$11,062	$16,199
Nov 24	$15,819	$10,665	$16,368
Dec 24	$15,933	$10,650	$16,502
Jan 25	$16,834	$10,841	$17,458
Feb 25	$17,581	$10,893	$18,241
Mar 25	$17,487	$10,962	$18,174
Apr 25	$17,717	$11,106	$18,376
May 25	$18,370	$11,580	$19,096
Jun 25	$19,134	$12,276	$19,669
Jul 25	$19,463	$12,516	$20,082
Aug 25	$19,362	$12,676	$19,968
Sep 25	$19,944	$13,583	$20,583
Oct 25	$20,337	$14,151	$21,023
Nov 25	$19,861	$13,812	$20,613
Dec 25	$19,954	$14,225	$20,754
Jan 26	$19,108	$15,485	$19,838
Feb 26	$19,164	$16,336	$19,899
Mar 26	$18,558	$14,202	$19,266
Apr 26	$19,910	$16,291	$20,694
May 26	$19,726	$17,869	$20,543
Jun 26	$19,360	$17,617	$20,144
Jul 26	$19,622	$17,076	$20,431
Aug 26	$19,995	$17,651	$20,852

Average Annual Return [Table Text Block]
Table Summary
...
1 Year	5 Years	Since Fund Inception
Fund NAV...
3.27%	7.85%	12.24%
MSCI Emerging Markets Index (Net)...
39.25	8.18	9.94
MSCI All Kuwait Select Size Liquidity Capped Index (Net)...
4.43	8.62	13.04

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet		$ 67,773,026
Holdings Count | Holding		39
Advisory Fees Paid, Amount		$ 558,870
InvestmentCompanyPortfolioTurnover		23.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$67,773,026
Number of Portfolio Holdings...
39
Net Investment Advisory Fees...
$558,870
Portfolio Turnover Rate...
23%

C000087424
Shareholder Report [Line Items]
Fund Name		iShares MSCI New Zealand ETF
Trading Symbol		ENZL
Security Exchange Name		NASDAQ
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares MSCI New Zealand ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI New Zealand ETF	$50	0.48%

Expenses Paid, Amount		$ 50
Expense Ratio, Percent		0.48%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended August 31, 2026, the Fund returned 9.38%.

  For the same period, the MSCI ACWI ex USA Index (Net) returned 27.35% and the MSCI New Zealand All Cap Top 25 Capped Index (Spliced) returned 9.84%.

What contributed to performance?

The industrials sector was the largest contributor to the Fund’s return during the reporting period. The owner and operator of the country’s largest airport gained amid resilient passenger demand and strong income from ancillary operations. Meanwhile, cost-cutting initiatives and strategic divestments supported a company that provides building products. A multi-sector holding company in the financials sector advanced as its diversified portfolio benefited from investments in mobile networks, data centers, and energy platforms. A global manufacturer of medical devices gained due to strong institutional demand in the United States and global hospital markets for its humidification systems and sleep apnea masks.

What detracted from performance?

During the reporting period, information technology stocks detracted from the Fund’s return. An application software provider serving energy and water utility companies and airports, was pressured by long sales cycles that led to delayed deals, intense market competition, and institutional selling.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	MSCI ACWI ex USA Index (Net)	MSCI New Zealand All Cap Top 25 Capped Index (Spliced)
Aug 16	$10,000	$10,000	$10,000
Sep 16	$9,938	$10,123	$9,940
Oct 16	$9,205	$9,978	$9,205
Nov 16	$9,051	$9,747	$9,055
Dec 16	$8,850	$9,996	$8,858
Jan 17	$9,554	$10,350	$9,565
Feb 17	$9,554	$10,515	$9,569
Mar 17	$9,276	$10,782	$9,294
Apr 17	$9,388	$11,013	$9,410
May 17	$9,774	$11,370	$9,800
Jun 17	$10,364	$11,405	$10,395
Jul 17	$10,670	$11,826	$10,705
Aug 17	$10,395	$11,888	$10,434
Sep 17	$10,602	$12,108	$10,645
Oct 17	$10,249	$12,336	$10,297
Nov 17	$10,306	$12,436	$10,356
Dec 17	$10,966	$12,714	$11,025
Jan 18	$11,490	$13,423	$11,556
Feb 18	$11,170	$12,790	$11,232
Mar 18	$11,085	$12,564	$11,149
Apr 18	$10,986	$12,764	$11,054
May 18	$11,190	$12,470	$11,263
Jun 18	$11,221	$12,235	$11,298
Jul 18	$11,232	$12,528	$11,315
Aug 18	$11,437	$12,266	$11,526
Sep 18	$11,407	$12,322	$11,500
Oct 18	$10,536	$11,320	$10,621
Nov 18	$11,200	$11,427	$11,297
Dec 18	$10,941	$10,909	$11,038
Jan 19	$11,524	$11,734	$11,631
Feb 19	$11,756	$11,963	$11,870
Mar 19	$12,411	$12,034	$12,540
Apr 19	$12,347	$12,352	$12,465
May 19	$12,084	$11,689	$12,203
Jun 19	$12,905	$12,393	$13,037
Jul 19	$13,160	$12,243	$13,303
Aug 19	$12,466	$11,865	$12,607
Sep 19	$12,527	$12,170	$12,672
Oct 19	$12,669	$12,595	$12,821
Nov 19	$13,465	$12,706	$13,633
Dec 19	$14,194	$13,256	$14,374
Jan 20	$13,980	$12,900	$14,164
Feb 20	$13,009	$11,880	$13,185
Mar 20	$10,903	$10,160	$11,078
Apr 20	$12,203	$10,930	$12,393
May 20	$12,589	$11,288	$12,798
Jun 20	$13,872	$11,798	$14,110
Jul 20	$14,655	$12,324	$14,912
Aug 20	$15,048	$12,852	$15,318
Sep 20	$14,335	$12,536	$14,599
Oct 20	$14,699	$12,266	$14,974
Nov 20	$16,474	$13,916	$16,789
Dec 20	$17,004	$14,669	$17,336
Jan 21	$17,081	$14,700	$17,424
Feb 21	$15,880	$14,991	$16,203
Mar 21	$15,674	$15,181	$16,002
Apr 21	$16,238	$15,628	$16,582
May 21	$15,336	$16,117	$15,913
Jun 21	$15,429	$16,012	$15,760
Jul 21	$15,285	$15,748	$15,643
Aug 21	$16,038	$16,047	$16,381
Sep 21	$15,664	$15,534	$16,066
Oct 21	$16,147	$15,904	$16,491
Nov 21	$14,871	$15,188	$15,200
Dec 21	$15,158	$15,816	$15,536
Jan 22	$13,309	$15,233	$13,552
Feb 22	$13,967	$14,931	$14,240
Mar 22	$14,147	$14,955	$14,601
Apr 22	$12,866	$14,016	$13,351
May 22	$12,498	$14,117	$12,846
Jun 22	$11,606	$12,902	$11,887
Jul 22	$12,358	$13,344	$12,633
Aug 22	$12,195	$12,915	$12,605
Sep 22	$10,658	$11,624	$11,091
Oct 22	$11,359	$11,972	$11,687
Nov 22	$12,689	$13,385	$12,805
Dec 22	$12,637	$13,285	$12,974
Jan 23	$13,548	$14,362	$13,915
Feb 23	$12,831	$13,859	$13,269
Mar 23	$13,048	$14,197	$13,434
Apr 23	$13,066	$14,444	$13,435
May 23	$12,469	$13,918	$12,815
Jun 23	$12,843	$14,543	$13,208
Jul 23	$13,162	$15,134	$13,607
Aug 23	$12,043	$14,451	$12,426
Sep 23	$11,786	$13,994	$12,222
Oct 23	$10,994	$13,417	$11,339
Nov 23	$12,262	$14,625	$12,715
Dec 23	$13,083	$15,360	$13,555
Jan 24	$12,505	$15,207	$13,039
Feb 24	$12,155	$15,592	$12,594
Mar 24	$12,230	$16,079	$12,677
Apr 24	$12,016	$15,791	$12,512
May 24	$12,493	$16,249	$12,934
Jun 24	$12,240	$16,234	$12,694
Jul 24	$12,523	$16,609	$12,945
Aug 24	$13,431	$17,082	$13,928
Sep 24	$13,418	$17,542	$13,959
Oct 24	$12,847	$16,682	$13,337
Nov 24	$13,183	$16,531	$13,692
Dec 24	$12,488	$16,210	$13,012
Jan 25	$12,434	$16,863	$12,980
Feb 25	$11,699	$17,096	$12,184
Mar 25	$11,551	$17,058	$11,988
Apr 25	$11,713	$17,674	$12,196
May 25	$12,203	$18,483	$12,719
Jun 25	$12,646	$19,111	$13,131
Jul 25	$12,511	$19,056	$13,087
Aug 25	$12,504	$19,717	$13,052
Sep 25	$12,754	$20,427	$13,331
Oct 25	$12,740	$20,840	$13,313
Nov 25	$12,620	$20,835	$13,178
Dec 25	$12,698	$21,459	$13,253
Jan 26	$13,175	$22,743	$13,846
Feb 26	$13,375	$23,885	$14,005
Mar 26	$11,973	$21,308	$12,380
Apr 26	$12,403	$23,364	$12,931
May 26	$13,075	$24,541	$13,682
Jun 26	$12,689	$24,396	$13,284
Jul 26	$13,278	$24,480	$13,890
Aug 26	$13,677	$25,109	$14,336

Average Annual Return [Table Text Block]
Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
9.38%	(3.13)%	3.18%
MSCI ACWI ex USA Index (Net)...
27.35	9.37	9.64
MSCI New Zealand All Cap Top 25 Capped Index (Spliced)...
9.84	(2.63)	3.67

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet		$ 84,466,957
Holdings Count | Holding		28
Advisory Fees Paid, Amount		$ 346,017
InvestmentCompanyPortfolioTurnover		17.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$84,466,957
Number of Portfolio Holdings...
28
Net Investment Advisory Fees...
$346,017
Portfolio Turnover Rate...
17%

C000108740
Shareholder Report [Line Items]
Fund Name		iShares MSCI Norway ETF
Trading Symbol		ENOR
Security Exchange Name		CboeBZX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares MSCI Norway ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Norway ETF	$64	0.54%

Expenses Paid, Amount		$ 64
Expense Ratio, Percent		0.54%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended August 31, 2026, the Fund returned 37.42%.

  For the same period, the MSCI ACWI ex USA Index (Net) returned 27.35% and the MSCI Norway IMI 25/50 Index (Net) returned 36.68%.

What contributed to performance?

The energy sector was the largest contributor to the Fund’s return during the reporting period. As Western Europe’s largest exporter of oil and natural gas, Norway benefited from higher energy prices and strong demand for its energy exports. An integrated oil and gas producer that supplies a large share of the natural gas used in mainland Europe gained was also supported by major contract wins and share buybacks. Oil and gas equipment and services companies benefited from increased offshore drilling and ultra-deepwater infrastructure investment, while exploration and production companies gained from low production costs and Europe’s dependence on Norwegian natural gas. In the financials sector, Norway’s largest financial institution gained from solid fee income growth, particularly from investment banking and asset management. Additionally, an aerospace and defense company in the industrials sector gained due to record order backlog amid heightened geopolitical tensions, while an industrial investment company gained from proceeds from asset sales and technology-related growth.

What detracted from performance?

The communication sector detracted from the Fund’s return during the reporting period. A leading digital classifieds and marketplaces operator was challenged by lower transaction volumes, platform migration issues, and its removal from a major index following a corporate restructuring.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	MSCI ACWI ex USA Index (Net)	MSCI Norway IMI 25/50 Index (Net)
Aug 16	$10,000	$10,000	$10,000
Sep 16	$10,516	$10,123	$10,511
Oct 16	$10,486	$9,978	$10,485
Nov 16	$10,452	$9,747	$10,448
Dec 16	$10,836	$9,996	$10,836
Jan 17	$11,432	$10,350	$11,433
Feb 17	$11,203	$10,515	$11,204
Mar 17	$10,861	$10,782	$10,862
Apr 17	$10,990	$11,013	$10,992
May 17	$11,283	$11,370	$11,290
Jun 17	$11,164	$11,405	$11,172
Jul 17	$12,426	$11,826	$12,443
Aug 17	$12,710	$11,888	$12,726
Sep 17	$13,146	$12,108	$13,171
Oct 17	$13,151	$12,336	$13,178
Nov 17	$12,781	$12,436	$12,811
Dec 17	$13,208	$12,714	$13,247
Jan 18	$14,031	$13,423	$14,076
Feb 18	$13,842	$12,790	$13,892
Mar 18	$13,581	$12,564	$13,637
Apr 18	$14,296	$12,764	$14,362
May 18	$14,230	$12,470	$14,307
Jun 18	$14,394	$12,235	$14,471
Jul 18	$14,613	$12,528	$14,702
Aug 18	$14,389	$12,266	$14,480
Sep 18	$15,247	$12,322	$15,351
Oct 18	$13,983	$11,320	$14,082
Nov 18	$13,115	$11,427	$13,213
Dec 18	$12,081	$10,909	$12,175
Jan 19	$12,986	$11,734	$13,093
Feb 19	$13,232	$11,963	$13,347
Mar 19	$13,091	$12,034	$13,208
Apr 19	$13,342	$12,352	$13,463
May 19	$12,620	$11,689	$12,739
Jun 19	$13,176	$12,393	$13,303
Jul 19	$12,681	$12,243	$12,806
Aug 19	$12,170	$11,865	$12,298
Sep 19	$12,574	$12,170	$12,709
Oct 19	$12,595	$12,595	$12,739
Nov 19	$12,617	$12,706	$12,765
Dec 19	$13,621	$13,256	$13,789
Jan 20	$12,680	$12,900	$12,843
Feb 20	$11,204	$11,880	$11,348
Mar 20	$8,549	$10,160	$8,651
Apr 20	$9,571	$10,930	$9,692
May 20	$10,279	$11,288	$10,413
Jun 20	$10,310	$11,798	$10,445
Jul 20	$11,326	$12,324	$11,477
Aug 20	$12,297	$12,852	$12,471
Sep 20	$11,348	$12,536	$11,509
Oct 20	$10,530	$12,266	$10,685
Nov 20	$13,044	$13,916	$13,246
Dec 20	$14,097	$14,669	$14,320
Jan 21	$14,058	$14,700	$14,284
Feb 21	$14,514	$14,991	$14,755
Mar 21	$15,398	$15,181	$15,664
Apr 21	$16,037	$15,628	$16,322
May 21	$16,443	$16,117	$16,748
Jun 21	$16,009	$16,012	$16,310
Jul 21	$15,795	$15,748	$16,106
Aug 21	$16,161	$16,047	$16,462
Sep 21	$16,285	$15,534	$16,679
Oct 21	$17,356	$15,904	$17,654
Nov 21	$15,902	$15,188	$16,188
Dec 21	$16,627	$15,816	$17,008
Jan 22	$16,206	$15,233	$16,439
Feb 22	$16,593	$14,931	$16,976
Mar 22	$17,313	$14,955	$17,902
Apr 22	$15,960	$14,016	$16,587
May 22	$16,568	$14,117	$16,937
Jun 22	$14,459	$12,902	$14,657
Jul 22	$15,671	$13,344	$15,933
Aug 22	$15,110	$12,915	$15,497
Sep 22	$12,160	$11,624	$12,448
Oct 22	$13,499	$11,972	$13,835
Nov 22	$14,921	$13,385	$14,971
Dec 22	$14,536	$13,285	$14,816
Jan 23	$14,477	$14,362	$14,762
Feb 23	$14,374	$13,859	$14,828
Mar 23	$13,766	$14,197	$14,091
Apr 23	$13,880	$14,444	$14,155
May 23	$12,901	$13,918	$13,185
Jun 23	$13,493	$14,543	$13,853
Jul 23	$14,638	$15,134	$15,037
Aug 23	$14,046	$14,451	$14,449
Sep 23	$14,331	$13,994	$14,838
Oct 23	$13,657	$13,417	$14,014
Nov 23	$14,222	$14,625	$14,686
Dec 23	$15,197	$15,360	$15,634
Jan 24	$14,366	$15,207	$14,909
Feb 24	$14,228	$15,592	$14,649
Mar 24	$14,646	$16,079	$15,007
Apr 24	$14,612	$15,791	$15,177
May 24	$16,358	$16,249	$16,793
Jun 24	$15,832	$16,234	$16,361
Jul 24	$15,869	$16,609	$16,348
Aug 24	$16,054	$17,082	$16,571
Sep 24	$15,870	$17,542	$16,423
Oct 24	$15,450	$16,682	$15,894
Nov 24	$15,534	$16,531	$16,003
Dec 24	$14,791	$16,210	$15,264
Jan 25	$15,803	$16,863	$16,391
Feb 25	$15,727	$17,096	$16,225
Mar 25	$17,029	$17,058	$17,559
Apr 25	$16,868	$17,674	$17,473
May 25	$17,968	$18,483	$18,598
Jun 25	$18,851	$19,111	$19,451
Jul 25	$18,319	$19,056	$19,156
Aug 25	$19,169	$19,717	$19,876
Sep 25	$19,349	$20,427	$20,048
Oct 25	$18,617	$20,840	$19,338
Nov 25	$18,630	$20,835	$19,339
Dec 25	$19,609	$21,459	$20,392
Jan 26	$21,502	$22,743	$22,300
Feb 26	$23,485	$23,885	$24,235
Mar 26	$24,924	$21,308	$25,646
Apr 26	$25,502	$23,364	$26,164
May 26	$25,225	$24,541	$26,075
Jun 26	$22,451	$24,396	$23,194
Jul 26	$24,817	$24,480	$25,515
Aug 26	$26,342	$25,109	$27,167

Average Annual Return [Table Text Block]
Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
37.42%	10.26%	10.17%
MSCI ACWI ex USA Index (Net)...
27.35	9.37	9.64
MSCI Norway IMI 25/50 Index (Net)...
36.68	10.54	10.51

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet		$ 90,546,134
Holdings Count | Holding		61
Advisory Fees Paid, Amount		$ 387,737
InvestmentCompanyPortfolioTurnover		11.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$90,546,134
Number of Portfolio Holdings...
61
Net Investment Advisory Fees...
$387,737
Portfolio Turnover Rate...
11%

C000145378
Shareholder Report [Line Items]
Fund Name		iShares MSCI United Kingdom ETF
Trading Symbol		EWU
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares MSCI United Kingdom ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI United Kingdom ETF	$53	0.48%

Expenses Paid, Amount		$ 53
Expense Ratio, Percent		0.48%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended August 31, 2026, the Fund returned 20.41%.

  For the same period, the MSCI ACWI ex USA Index (Net) returned 27.35% and the MSCI United Kingdom Index (Net) returned 22.09%.

What contributed to performance?

Equities in the financials sector were the largest contributors to the Fund’s return during the reporting period. Diversified banks benefited from solid net interest income (the difference between the rates banks charge for loans and the rates they pay for deposits), in addition to robust deposit inflows, solid performance from investment banking units, and strong trading activity. Diversified metals and mining companies in the materials sector were supported by soaring global demand for transition metals like copper, increased merger and acquisition activity, and strong operational efficiencies. The energy sector also contributed amid heightened geopolitical tensions that supported higher crude and natural gas prices.

What detracted from performance?

During the reporting period, there were no significant detractors from the Fund’s return.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	MSCI ACWI ex USA Index (Net)	MSCI United Kingdom Index (Net)
Aug 16	$10,000	$10,000	$10,000
Sep 16	$10,102	$10,123	$10,101
Oct 16	$9,573	$9,978	$9,581
Nov 16	$9,601	$9,747	$9,613
Dec 16	$9,996	$9,996	$10,011
Jan 17	$10,122	$10,350	$10,140
Feb 17	$10,319	$10,515	$10,343
Mar 17	$10,487	$10,782	$10,515
Apr 17	$10,701	$11,013	$10,734
May 17	$11,192	$11,370	$11,230
Jun 17	$10,971	$11,405	$11,012
Jul 17	$11,249	$11,826	$11,296
Aug 17	$11,160	$11,888	$11,209
Sep 17	$11,523	$12,108	$11,581
Oct 17	$11,589	$12,336	$11,651
Nov 17	$11,596	$12,436	$11,664
Dec 17	$12,165	$12,714	$12,243
Jan 18	$12,529	$13,423	$12,616
Feb 18	$11,724	$12,790	$11,809
Mar 18	$11,680	$12,564	$11,768
Apr 18	$12,236	$12,764	$12,337
May 18	$12,132	$12,470	$12,233
Jun 18	$12,008	$12,235	$12,115
Jul 18	$12,108	$12,528	$12,221
Aug 18	$11,594	$12,266	$11,708
Sep 18	$11,791	$12,322	$11,913
Oct 18	$10,991	$11,320	$11,109
Nov 18	$10,805	$11,427	$10,924
Dec 18	$10,389	$10,909	$10,510
Jan 19	$11,122	$11,734	$11,255
Feb 19	$11,492	$11,963	$11,637
Mar 19	$11,608	$12,034	$11,760
Apr 19	$11,865	$12,352	$12,025
May 19	$11,147	$11,689	$11,303
Jun 19	$11,700	$12,393	$11,867
Jul 19	$11,483	$12,243	$11,653
Aug 19	$10,941	$11,865	$11,108
Sep 19	$11,389	$12,170	$11,571
Oct 19	$11,704	$12,595	$11,896
Nov 19	$11,899	$12,706	$12,099
Dec 19	$12,508	$13,256	$12,722
Jan 20	$12,026	$12,900	$12,240
Feb 20	$10,588	$11,880	$10,779
Mar 20	$8,878	$10,160	$9,057
Apr 20	$9,345	$10,930	$9,523
May 20	$9,437	$11,288	$9,624
Jun 20	$9,571	$11,798	$9,763
Jul 20	$9,702	$12,324	$9,900
Aug 20	$10,038	$12,852	$10,251
Sep 20	$9,534	$12,536	$9,740
Oct 20	$9,052	$12,266	$9,249
Nov 20	$10,561	$13,916	$10,801
Dec 20	$11,135	$14,669	$11,391
Jan 21	$11,101	$14,700	$11,363
Feb 21	$11,497	$14,991	$11,772
Mar 21	$11,807	$15,181	$12,096
Apr 21	$12,321	$15,628	$12,626
May 21	$12,774	$16,117	$13,099
Jun 21	$12,529	$16,012	$12,817
Jul 21	$12,590	$15,748	$12,934
Aug 21	$12,694	$16,047	$13,044
Sep 21	$12,383	$15,534	$12,779
Oct 21	$12,913	$15,904	$13,292
Nov 21	$12,271	$15,188	$12,579
Dec 21	$13,126	$15,816	$13,497
Jan 22	$13,375	$15,233	$13,618
Feb 22	$13,293	$14,931	$13,726
Mar 22	$13,244	$14,955	$13,744
Apr 22	$12,715	$14,016	$13,237
May 22	$13,047	$14,117	$13,464
Jun 22	$11,989	$12,902	$12,304
Jul 22	$12,411	$13,344	$12,764
Aug 22	$11,614	$12,915	$12,044
Sep 22	$10,528	$11,624	$10,980
Oct 22	$11,234	$11,972	$11,642
Nov 22	$12,679	$13,385	$12,895
Dec 22	$12,454	$13,285	$12,844
Jan 23	$13,295	$14,362	$13,680
Feb 23	$13,149	$13,859	$13,714
Mar 23	$13,159	$14,197	$13,629
Apr 23	$13,855	$14,444	$14,353
May 23	$12,987	$13,918	$13,410
Jun 23	$13,446	$14,543	$13,927
Jul 23	$13,857	$15,134	$14,407
Aug 23	$13,294	$14,451	$13,829
Sep 23	$13,147	$13,994	$13,713
Oct 23	$12,697	$13,417	$13,142
Nov 23	$13,492	$14,625	$14,021
Dec 23	$14,076	$15,360	$14,654
Jan 24	$13,777	$15,207	$14,459
Feb 24	$13,886	$15,592	$14,462
Mar 24	$14,495	$16,079	$15,109
Apr 24	$14,692	$15,791	$15,395
May 24	$15,403	$16,249	$15,947
Jun 24	$14,997	$16,234	$15,667
Jul 24	$15,673	$16,609	$16,325
Aug 24	$16,222	$17,082	$16,869
Sep 24	$16,173	$17,542	$16,912
Oct 24	$15,358	$16,682	$15,984
Nov 24	$15,522	$16,531	$16,205
Dec 24	$15,038	$16,210	$15,759
Jan 25	$15,730	$16,863	$16,581
Feb 25	$16,467	$17,096	$17,167
Mar 25	$16,589	$17,058	$17,287
Apr 25	$16,946	$17,674	$17,746
May 25	$17,697	$18,483	$18,532
Jun 25	$17,952	$19,111	$18,794
Jul 25	$17,965	$19,056	$18,956
Aug 25	$18,735	$19,717	$19,650
Sep 25	$19,009	$20,427	$19,900
Oct 25	$19,286	$20,840	$20,234
Nov 25	$19,496	$20,835	$20,515
Dec 25	$20,219	$21,459	$21,292
Jan 26	$21,271	$22,743	$22,390
Feb 26	$22,421	$23,885	$23,537
Mar 26	$20,782	$21,308	$21,722
Apr 26	$21,749	$23,364	$22,854
May 26	$21,550	$24,541	$22,790
Jun 26	$21,404	$24,396	$22,614
Jul 26	$22,625	$24,480	$23,815
Aug 26	$22,559	$25,109	$23,992

Average Annual Return [Table Text Block]
Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
20.41%	12.19%	8.48%
MSCI ACWI ex USA Index (Net)...
27.35	9.37	9.64
MSCI United Kingdom Index (Net)...
22.09	12.96	9.15

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet		$ 3,788,490,140
Holdings Count | Holding		70
Advisory Fees Paid, Amount		$ 15,498,106
InvestmentCompanyPortfolioTurnover		6.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$3,788,490,140
Number of Portfolio Holdings...
70
Net Investment Advisory Fees...
$15,498,106
Portfolio Turnover Rate...
6%

C000108744
Shareholder Report [Line Items]
Fund Name		iShares MSCI United Kingdom Small-Cap ETF
Trading Symbol		EWUS
Security Exchange Name		CboeBZX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares MSCI United Kingdom Small-Cap ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI United Kingdom Small-Cap ETF	$64	0.59%

Expenses Paid, Amount		$ 64
Expense Ratio, Percent		0.59%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended August 31, 2026, the Fund returned 17.54%.

  For the same period, the MSCI ACWI ex USA Index (Net) returned 27.35% and the MSCI United Kingdom Small Cap Index (Net) returned 19.41%.

What contributed to performance?

Small-cap financial stocks were the largest contributors to the Fund’s return during the reporting period, particularly asset management and wealth management firms. These companies benefited from positive financial market conditions, regulatory shifts that drove greater retail participation, and increased merger and acquisition activity. Insurance firms also aided performance, supported by underwriting discipline, higher premiums, and share buybacks. In the industrials sector, firms that manufacture and supply industrial machinery supplies and components gained amid exposure to high-growth technology sectors. Trading companies and distributors contributed as freight volumes rebounded, and companies pursued acquisitions. Metals and mining stocks in the materials sector were supported by rising gold prices.

What detracted from performance?

There were no significant detractors from the Fund’s return during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	MSCI ACWI ex USA Index (Net)	MSCI United Kingdom Small Cap Index (Net)
Aug 16	$10,000	$10,000	$10,000
Sep 16	$10,081	$10,123	$10,085
Oct 16	$9,309	$9,978	$9,318
Nov 16	$9,515	$9,747	$9,527
Dec 16	$9,718	$9,996	$9,735
Jan 17	$9,935	$10,350	$9,958
Feb 17	$10,162	$10,515	$10,191
Mar 17	$10,320	$10,782	$10,353
Apr 17	$11,141	$11,013	$11,184
May 17	$11,356	$11,370	$11,409
Jun 17	$11,096	$11,405	$11,152
Jul 17	$11,574	$11,826	$11,638
Aug 17	$11,440	$11,888	$11,509
Sep 17	$12,013	$12,108	$12,091
Oct 17	$12,225	$12,336	$12,312
Nov 17	$12,268	$12,436	$12,358
Dec 17	$12,789	$12,714	$12,894
Jan 18	$13,243	$13,423	$13,357
Feb 18	$12,445	$12,790	$12,560
Mar 18	$12,573	$12,564	$12,702
Apr 18	$13,018	$12,764	$13,156
May 18	$12,966	$12,470	$13,114
Jun 18	$12,851	$12,235	$13,009
Jul 18	$12,801	$12,528	$12,966
Aug 18	$12,608	$12,266	$12,774
Sep 18	$12,339	$12,322	$12,507
Oct 18	$11,186	$11,320	$11,345
Nov 18	$10,746	$11,427	$10,901
Dec 18	$10,172	$10,909	$10,316
Jan 19	$11,294	$11,734	$11,465
Feb 19	$11,729	$11,963	$11,911
Mar 19	$11,651	$12,034	$11,838
Apr 19	$12,210	$12,352	$12,411
May 19	$11,360	$11,689	$11,553
Jun 19	$11,606	$12,393	$11,806
Jul 19	$11,244	$12,243	$11,446
Aug 19	$10,948	$11,865	$11,146
Sep 19	$11,466	$12,170	$11,681
Oct 19	$12,176	$12,595	$12,413
Nov 19	$12,651	$12,706	$12,908
Dec 19	$13,665	$13,256	$13,951
Jan 20	$13,131	$12,900	$13,413
Feb 20	$11,637	$11,880	$11,892
Mar 20	$8,655	$10,160	$8,854
Apr 20	$9,726	$10,930	$9,949
May 20	$9,942	$11,288	$10,176
Jun 20	$9,925	$11,798	$10,162
Jul 20	$10,362	$12,324	$10,618
Aug 20	$11,157	$12,852	$11,437
Sep 20	$10,547	$12,536	$10,817
Oct 20	$10,400	$12,266	$10,670
Nov 20	$12,170	$13,916	$12,493
Dec 20	$13,336	$14,669	$13,696
Jan 21	$13,228	$14,700	$13,593
Feb 21	$13,999	$14,991	$14,387
Mar 21	$14,249	$15,181	$14,656
Apr 21	$15,134	$15,628	$15,573
May 21	$15,557	$16,117	$16,021
Jun 21	$14,881	$16,012	$15,296
Jul 21	$15,284	$15,748	$15,761
Aug 21	$15,941	$16,047	$16,443
Sep 21	$14,830	$15,534	$15,340
Oct 21	$15,043	$15,904	$15,549
Nov 21	$14,160	$15,188	$14,540
Dec 21	$15,076	$15,816	$15,544
Jan 22	$13,913	$15,233	$14,239
Feb 22	$13,192	$14,931	$13,687
Mar 22	$12,799	$14,955	$13,320
Apr 22	$11,966	$14,016	$12,455
May 22	$11,910	$14,117	$12,318
Jun 22	$10,483	$12,902	$10,799
Jul 22	$11,345	$13,344	$11,712
Aug 22	$10,112	$12,915	$10,516
Sep 22	$8,639	$11,624	$9,014
Oct 22	$9,312	$11,972	$9,699
Nov 22	$10,596	$13,385	$10,787
Dec 22	$10,348	$13,285	$10,713
Jan 23	$11,258	$14,362	$11,652
Feb 23	$11,055	$13,859	$11,569
Mar 23	$10,775	$14,197	$11,201
Apr 23	$11,376	$14,444	$11,810
May 23	$10,829	$13,918	$11,205
Jun 23	$10,909	$14,543	$11,349
Jul 23	$11,537	$15,134	$12,034
Aug 23	$11,078	$14,451	$11,554
Sep 23	$10,529	$13,994	$11,003
Oct 23	$9,814	$13,417	$10,200
Nov 23	$10,926	$14,625	$11,407
Dec 23	$11,931	$15,360	$12,462
Jan 24	$11,598	$15,207	$12,209
Feb 24	$11,469	$15,592	$11,985
Mar 24	$12,065	$16,079	$12,623
Apr 24	$11,832	$15,791	$12,441
May 24	$12,853	$16,249	$13,365
Jun 24	$12,263	$16,234	$12,863
Jul 24	$13,368	$16,609	$13,987
Aug 24	$13,553	$17,082	$14,177
Sep 24	$13,755	$17,542	$14,454
Oct 24	$12,789	$16,682	$13,374
Nov 24	$12,861	$16,531	$13,488
Dec 24	$12,426	$16,210	$13,081
Jan 25	$12,657	$16,863	$13,388
Feb 25	$12,542	$17,096	$13,161
Mar 25	$12,406	$17,058	$13,003
Apr 25	$13,243	$17,674	$13,938
May 25	$14,376	$18,483	$15,158
Jun 25	$15,039	$19,111	$15,826
Jul 25	$14,471	$19,056	$15,338
Aug 25	$14,575	$19,717	$15,377
Sep 25	$14,969	$20,427	$15,792
Oct 25	$14,738	$20,840	$15,570
Nov 25	$14,878	$20,835	$15,746
Dec 25	$15,399	$21,459	$16,307
Jan 26	$16,347	$22,743	$17,337
Feb 26	$16,463	$23,885	$17,419
Mar 26	$14,471	$21,308	$15,165
Apr 26	$15,657	$23,364	$16,583
May 26	$16,003	$24,541	$17,034
Jun 26	$15,613	$24,396	$16,586
Jul 26	$16,534	$24,480	$17,499
Aug 26	$17,132	$25,109	$18,362

Average Annual Return [Table Text Block]
Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
17.54%	1.45%	5.53%
MSCI ACWI ex USA Index (Net)...
27.35	9.37	9.64
MSCI United Kingdom Small Cap Index (Net)...
19.41	2.23	6.27

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet		$ 43,506,440
Holdings Count | Holding		198
Advisory Fees Paid, Amount		$ 248,431
InvestmentCompanyPortfolioTurnover		30.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$43,506,440
Number of Portfolio Holdings...
198
Net Investment Advisory Fees...
$248,431
Portfolio Turnover Rate...
30%

C000244562
Shareholder Report [Line Items]
Fund Name		iShares MSCI Emerging Markets Quality Factor ETF
Trading Symbol		EQLT
Security Exchange Name		CboeBZX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares MSCI Emerging Markets Quality Factor ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Emerging Markets Quality Factor ETF	$44	0.36%

Expenses Paid, Amount		$ 44
Expense Ratio, Percent		0.36%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended August 31, 2026, the Fund returned 46.56%.

  For the same period, the MSCI Emerging Markets Index (Net) returned 39.25% and the MSCI Emerging Markets Quality Factor Select Index (Net) returned 48.78%.

What contributed to performance?

South Korean equities were meaningful contributors to the Fund’s performance during the reporting period, as the information technology sector benefited from continued investment in artificial intelligence (“AI”). Surging demand for memory chips used in data centers, particularly high-bandwidth memory (HBM), benefited companies as hyperscalers continued to invest heavily in AI infrastructure. Tight industry supply and rising memory prices supported earnings growth, while increasing exposure to higher-value memory products increased investor sentiment. In Taiwan, technology hardware, storage, and peripherals companies gained amid heightened global demand for AI infrastructure and next-generation cloud data centers. Semiconductor stocks advanced on robust demand for next-generation processors utilized in high-performance computing, benefiting premier foundry operators.

What detracted from performance?

Communication stocks in China detracted from the Fund’s return during the reporting period. A multinational technology and entertainment conglomerate was pressured by heavy AI spending that outpaced profit growth and concerns about slowing mobile gaming revenue. Broad softness across the consumer discretionary sector also pressured performance as consumer spending slowed.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	MSCI Emerging Markets Index (Net)	MSCI Emerging Markets Quality Factor Select Index (Net)
Aug 24	$10,000	$10,000	$10,000
Sep 24	$10,699	$10,927	$10,808
Oct 24	$10,125	$10,441	$10,182
Nov 24	$9,863	$10,066	$9,854
Dec 24	$9,774	$10,052	$9,845
Jan 25	$9,952	$10,232	$10,009
Feb 25	$9,939	$10,281	$10,012
Mar 25	$10,148	$10,346	$10,169
Apr 25	$10,289	$10,482	$10,363
May 25	$10,565	$10,929	$10,670
Jun 25	$11,185	$11,587	$11,242
Jul 25	$11,254	$11,812	$11,380
Aug 25	$11,607	$11,964	$11,632
Sep 25	$12,366	$12,820	$12,479
Oct 25	$12,891	$13,355	$13,019
Nov 25	$12,727	$13,036	$12,816
Dec 25	$13,083	$13,426	$13,224
Jan 26	$14,011	$14,615	$14,256
Feb 26	$14,838	$15,418	$15,056
Mar 26	$13,463	$13,404	$13,199
Apr 26	$15,614	$15,376	$15,529
May 26	$17,103	$16,865	$17,264
Jun 26	$16,607	$16,628	$16,654
Jul 26	$16,080	$16,116	$16,389
Aug 26	$17,021	$16,659	$17,305

Average Annual Return [Table Text Block]
Table Summary
...
1 Year	Since Fund Inception
Fund NAV...
46.56%	30.61%
MSCI Emerging Markets Index (Net)...
39.25	29.25
MSCI Emerging Markets Quality Factor Select Index (Net)...
48.78	31.75

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet		$ 12,546,743
Holdings Count | Holding		294
Advisory Fees Paid, Amount		$ 37,670
InvestmentCompanyPortfolioTurnover		59.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$12,546,743
Number of Portfolio Holdings...
294
Net Investment Advisory Fees...
$37,670
Portfolio Turnover Rate...
59%

C000244564
Shareholder Report [Line Items]
Fund Name		iShares MSCI Emerging Markets Value Factor ETF
Trading Symbol		EVLU
Security Exchange Name		CboeBZX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares MSCI Emerging Markets Value Factor ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Emerging Markets Value Factor ETF	$46	0.36%

Expenses Paid, Amount		$ 46
Expense Ratio, Percent		0.36%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended August 31, 2026, the Fund returned 56.70%.

  For the same period, the MSCI Emerging Markets Index (Net) returned 39.25% and the MSCI Emerging Markets Value Factor Select Index (Net) returned 58.94%.

What contributed to performance?

South Korean equities were meaningful contributors to the Fund’s return during the reporting period, as the information technology sector benefited from the continued expansion of investment in artificial intelligence (“AI”). These companies were supported by surging global demand for advanced memory chips, which lifted export volumes and pushed prices higher. In Taiwan, information technology stocks also contributed as the global buildout of AI infrastructure drove strong demand across the semiconductor and electronics supply chain. Semiconductor companies gained amid demand for advanced processors and AI-enabled chips, while growing data-center investment boosted activity in packaging, printed circuit boards, and optical components.

What detracted from performance?

There were no significant detractors from the Fund’s return during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	MSCI Emerging Markets Index (Net)	MSCI Emerging Markets Value Factor Select Index (Net)
Aug 24	$10,000	$10,000	$10,000
Sep 24	$10,734	$10,927	$10,852
Oct 24	$10,301	$10,441	$10,348
Nov 24	$10,043	$10,066	$9,971
Dec 24	$10,030	$10,052	$10,078
Jan 25	$10,211	$10,232	$10,218
Feb 25	$10,383	$10,281	$10,386
Mar 25	$10,479	$10,346	$10,430
Apr 25	$10,368	$10,482	$10,384
May 25	$10,724	$10,929	$10,799
Jun 25	$11,582	$11,587	$11,616
Jul 25	$11,632	$11,812	$11,746
Aug 25	$11,840	$11,964	$11,849
Sep 25	$12,603	$12,820	$12,712
Oct 25	$13,615	$13,355	$13,752
Nov 25	$13,501	$13,036	$13,570
Dec 25	$13,917	$13,426	$14,025
Jan 26	$15,049	$14,615	$15,235
Feb 26	$16,170	$15,418	$16,359
Mar 26	$14,389	$13,404	$14,191
Apr 26	$16,026	$15,376	$16,020
May 26	$18,256	$16,865	$18,476
Jun 26	$17,847	$16,628	$17,894
Jul 26	$17,570	$16,116	$17,909
Aug 26	$18,553	$16,659	$18,834

Average Annual Return [Table Text Block]
Table Summary
...
1 Year	Since Fund Inception
Fund NAV...
56.70%	36.38%
MSCI Emerging Markets Index (Net)...
39.25	29.25
MSCI Emerging Markets Value Factor Select Index (Net)...
58.94	37.48

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet		$ 17,703,416
Holdings Count | Holding		253
Advisory Fees Paid, Amount		$ 42,033
InvestmentCompanyPortfolioTurnover		70.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$17,703,416
Number of Portfolio Holdings...
253
Net Investment Advisory Fees...
$42,033
Portfolio Turnover Rate...
70%

C000255123
Shareholder Report [Line Items]
Fund Name		iShares MSCI Global Quality Factor ETF
Trading Symbol		AQLT
Security Exchange Name		CboeBZX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares MSCI Global Quality Factor ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Global Quality Factor ETF	$22	0.20%

Expenses Paid, Amount		$ 22
Expense Ratio, Percent		0.20%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended August 31, 2026, the Fund returned 23.20%.

  For the same period, the MSCI All Country World Index (Net) returned 22.35% and the MSCI ACWI Quality Index (Net) returned 23.20%.

What contributed to performance?

U.S. equities were the largest contributor to the Fund’s return during the reporting period, driven by the information technology sector. In the semiconductors and semiconductor equipment subsector, stocks gained amid strong demand for artificial intelligence (“AI”), cloud computing, and data center infrastructure. Makers of high-performance chips that provide essential infrastructure for cloud providers and businesses adopting AI at scale stood out. In the technology hardware, storage, and peripherals subsector, companies benefited from resilient consumer demand and continued growth in services. The healthcare sector also contributed, as pharmaceutical companies pursued acquisitions of emerging biotechnology firms to replenish pipelines ahead of key patent expirations. Strong commercial execution, particularly for next-generation GLP-1 weight-loss and oncology therapies, further supported the sector. Robust AI investment also provided a tailwind for the information technology sector in Taiwan, home to some of the world’s leading semiconductor manufacturers and suppliers of advanced chips and related technologies.

What detracted from performance?

There were no significant detractors from the Fund’s performance during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	MSCI All Country World Index (Net)	MSCI ACWI Quality Index (Net)
Nov 24	$10,000	$10,000	$10,000
Dec 24	$9,566	$9,662	$9,590
Jan 25	$9,915	$9,986	$9,950
Feb 25	$9,814	$9,926	$9,809
Mar 25	$9,283	$9,534	$9,248
Apr 25	$9,340	$9,623	$9,314
May 25	$9,778	$10,176	$9,760
Jun 25	$10,201	$10,633	$10,170
Jul 25	$10,184	$10,777	$10,195
Aug 25	$10,452	$11,043	$10,441
Sep 25	$10,863	$11,444	$10,826
Oct 25	$11,130	$11,700	$11,117
Nov 25	$11,245	$11,698	$11,221
Dec 25	$11,332	$11,820	$11,326
Jan 26	$11,763	$12,171	$11,772
Feb 26	$11,987	$12,327	$11,993
Mar 26	$11,098	$11,442	$10,984
Apr 26	$12,206	$12,606	$12,140
May 26	$12,698	$13,256	$12,701
Jun 26	$12,746	$13,150	$12,677
Jul 26	$12,572	$13,160	$12,568
Aug 26	$12,877	$13,512	$12,862

Average Annual Return [Table Text Block]
Table Summary
...
1 Year	Since Fund Inception
Fund NAV...
23.20%	15.80%
MSCI All Country World Index (Net)...
22.35	19.12
MSCI ACWI Quality Index (Net)...
23.20	15.76

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date			Aug. 31, 2025
AssetsNet		$ 330,764,926
Holdings Count | Holding		488
Advisory Fees Paid, Amount		$ 469,501
InvestmentCompanyPortfolioTurnover		27.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$330,764,926
Number of Portfolio Holdings...
488
Net Investment Advisory Fees...
$469,501
Portfolio Turnover Rate...
27%

Updated Prospectus Phone Number		(1-800-474-2737)
Updated Prospectus Web Address		blackrock.com/fundreports
C000272480
Shareholder Report [Line Items]
Fund Name		iShares MSCI USA Small-Cap Quality Factor ETF
Trading Symbol		SQLT
Security Exchange Name		CboeBZX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares MSCI USA Small-Cap Quality Factor ETF (the “Fund”) for the period of March 31, 2026 to August 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI USA Small-Cap Quality Factor ETF	$10Footnote Reference(a)	0.20%Footnote Reference(b)
Footnote	Description
Footnote(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
Footnote(b)	Annualized.

Expenses Paid, Amount	[3]	$ 10
Expense Ratio, Percent	[4]	0.20%
AssetsNet		$ 6,905,151
Holdings Count | Holding		512
Advisory Fees Paid, Amount		$ 5,613
InvestmentCompanyPortfolioTurnover		18.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$6,905,151
Number of Portfolio Holdings...
512
Net Investment Advisory Fees...
$5,613
Portfolio Turnover Rate...
18%

C000242847
Shareholder Report [Line Items]
Fund Name		iShares Climate Conscious & Transition MSCI USA ETF
Trading Symbol		USCL
Security Exchange Name		NASDAQ
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares Climate Conscious & Transition MSCI USA ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Climate Conscious & Transition MSCI USA ETF	$9	0.08%

Expenses Paid, Amount		$ 9
Expense Ratio, Percent		0.08%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended August 31, 2026, the Fund returned 14.98%.

  For the same period, the MSCI USA Index returned 20.02% and the MSCI USA Extended Climate Action Index returned 15.08%.

What contributed to performance?

For the reporting period, the largest contributor to the Fund’s performance was the information technology sector. Semiconductors and semiconductor equipment stocks benefited from substantial investments across artificial intelligence (“AI”), cloud computing, and data center infrastructure. In the technology hardware, storage, and peripherals subsector, companies gained due to resilient consumer demand, improving pricing trends, and increased demand for enterprise and hyperscale storage solutions, driven by AI-related data growth. In the healthcare sector, biotechnology stocks advanced amid increased merger and acquisition activity, as pharmaceuticals firms sought to replenish pipelines ahead of key patent expirations. Pharmaceutical firms were also supported by continued innovation across areas including GLP-1 therapies, oncology, and immunology. An interactive media and services company in the communication sector contributed due to resilient digital advertising activity, continued growth in cloud computing, and expanding monetization of AI across search and other platforms.

What detracted from performance?

During the reporting period, there were no meaningful detractors from the Fund’s return.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	MSCI USA Index	MSCI USA Extended Climate Action Index
May 23	$10,000	$10,000	$10,000
Jun 23	$10,384	$10,402	$10,388
Jul 23	$10,786	$10,760	$10,792
Aug 23	$10,641	$10,578	$10,648
Sep 23	$10,150	$10,082	$10,158
Oct 23	$9,880	$9,850	$9,888
Nov 23	$10,811	$10,779	$10,816
Dec 23	$11,295	$11,287	$11,301
Jan 24	$11,534	$11,463	$11,541
Feb 24	$12,212	$12,078	$12,221
Mar 24	$12,579	$12,462	$12,589
Apr 24	$12,093	$11,947	$12,103
May 24	$12,658	$12,518	$12,670
Jun 24	$13,156	$12,966	$13,170
Jul 24	$13,278	$13,129	$13,292
Aug 24	$13,602	$13,445	$13,618
Sep 24	$13,929	$13,734	$13,946
Oct 24	$13,859	$13,633	$13,877
Nov 24	$14,718	$14,486	$14,738
Dec 24	$14,347	$14,118	$14,367
Jan 25	$14,877	$14,547	$14,900
Feb 25	$14,618	$14,318	$14,641
Mar 25	$13,742	$13,481	$13,764
Apr 25	$13,627	$13,412	$13,650
May 25	$14,415	$14,277	$14,441
Jun 25	$15,150	$15,012	$15,178
Jul 25	$15,476	$15,355	$15,506
Aug 25	$15,620	$15,657	$15,651
Sep 25	$16,099	$16,231	$16,132
Oct 25	$16,499	$16,617	$16,534
Nov 25	$16,431	$16,622	$16,467
Dec 25	$16,398	$16,623	$16,437
Jan 26	$16,409	$16,838	$16,448
Feb 26	$16,095	$16,690	$16,135
Mar 26	$15,362	$15,872	$15,401
Apr 26	$16,877	$17,538	$16,921
May 26	$17,640	$18,462	$17,687
Jun 26	$17,277	$18,297	$17,324
Jul 26	$17,439	$18,287	$17,488
Aug 26	$17,960	$18,791	$18,012

Average Annual Return [Table Text Block]
Table Summary
...
1 Year	Since Fund Inception
Fund NAV...
14.98%	19.84%
MSCI USA Index...
20.02	21.53
MSCI USA Extended Climate Action Index...
15.08	19.95

Performance Inception Date		Jun. 06, 2023
No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet		$ 2,861,560,935
Holdings Count | Holding		395
Advisory Fees Paid, Amount		$ 2,008,929
InvestmentCompanyPortfolioTurnover		36.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$2,861,560,935
Number of Portfolio Holdings...
395
Net Investment Advisory Fees...
$2,008,929
Portfolio Turnover Rate...
36%

C000219745
Shareholder Report [Line Items]
Fund Name		iShares ESG Advanced MSCI EAFE ETF
Trading Symbol		DMXF
Security Exchange Name		NASDAQ
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares ESG Advanced MSCI EAFE ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Advanced MSCI EAFE ETF	$14	0.13%

Expenses Paid, Amount		$ 14
Expense Ratio, Percent		0.13%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended August 31, 2026, the Fund returned 22.23%.

  For the same period, the MSCI ACWI ex USA Index (Net) returned 27.35% and the MSCI EAFE Choice ESG Screened Index (Net) returned 22.05%.

What contributed to performance?

During the reporting period, Japanese stocks contributed the most to the Fund’s return, notably in the information technology sector. Semiconductors and semiconductor equipment firms, as well as technology hardware and equipment companies in the information technology sector, were supported by artificial intelligence (“AI”) chip demand and enterprise-level corporate spending. In the financials segment, stocks benefited as the Bank of Japan continued to normalize monetary policy with two rate hikes, additionally, diversified banks were supported by wider lending margins and higher net interest income (the difference between the interest banks earn on loans and the interest they pay on deposits.) A Dutch semiconductor materials and equipment maker also contributed. As the sole manufacturer of the advanced lithography equipment required for the most powerful chips, the company benefited as chipmakers aggressively scaled up orders and capital spending to meet surging demand.

What detracted from performance?

During the reporting period, there were no significant detractors from the Fund’s return.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	MSCI ACWI ex USA Index (Net)	MSCI EAFE Choice ESG Screened Index (Net)
May 20	$10,000	$10,000	$10,000
Jun 20	$9,945	$9,949	$9,946
Jul 20	$10,220	$10,393	$10,218
Aug 20	$10,860	$10,838	$10,859
Sep 20	$10,709	$10,572	$10,708
Oct 20	$10,310	$10,344	$10,308
Nov 20	$11,756	$11,736	$11,769
Dec 20	$12,329	$12,370	$12,348
Jan 21	$12,186	$12,397	$12,213
Feb 21	$12,411	$12,643	$12,432
Mar 21	$12,637	$12,802	$12,656
Apr 21	$13,016	$13,179	$13,028
May 21	$13,436	$13,592	$13,458
Jun 21	$13,292	$13,503	$13,305
Jul 21	$13,470	$13,281	$13,463
Aug 21	$13,844	$13,533	$13,869
Sep 21	$13,324	$13,100	$13,413
Oct 21	$13,698	$13,413	$13,700
Nov 21	$13,178	$12,808	$13,174
Dec 21	$13,675	$13,338	$13,704
Jan 22	$12,843	$12,846	$12,726
Feb 22	$12,277	$12,592	$12,323
Mar 22	$12,231	$12,612	$12,386
Apr 22	$11,329	$11,820	$11,460
May 22	$11,483	$11,905	$11,481
Jun 22	$10,487	$10,881	$10,448
Jul 22	$11,159	$11,254	$11,103
Aug 22	$10,408	$10,892	$10,472
Sep 22	$9,364	$9,803	$9,427
Oct 22	$9,849	$10,096	$9,867
Nov 22	$11,269	$11,288	$11,016
Dec 22	$11,053	$11,204	$11,045
Jan 23	$12,074	$12,112	$12,014
Feb 23	$11,681	$11,687	$11,728
Mar 23	$12,114	$11,973	$12,081
Apr 23	$12,388	$12,181	$12,369
May 23	$12,091	$11,738	$12,040
Jun 23	$12,521	$12,265	$12,468
Jul 23	$12,854	$12,763	$12,863
Aug 23	$12,299	$12,187	$12,319
Sep 23	$11,759	$11,802	$11,803
Oct 23	$11,418	$11,315	$11,338
Nov 23	$12,594	$12,333	$12,596
Dec 23	$13,346	$12,953	$13,341
Jan 24	$13,348	$12,825	$13,474
Feb 24	$13,889	$13,149	$13,877
Mar 24	$14,214	$13,560	$14,185
Apr 24	$13,613	$13,317	$13,704
May 24	$14,376	$13,703	$14,283
Jun 24	$14,236	$13,690	$14,238
Jul 24	$14,651	$14,007	$14,627
Aug 24	$15,150	$14,406	$15,111
Sep 24	$15,232	$14,794	$15,219
Oct 24	$14,316	$14,068	$14,329
Nov 24	$14,311	$13,941	$14,267
Dec 24	$13,812	$13,670	$13,849
Jan 25	$14,427	$14,221	$14,507
Feb 25	$14,672	$14,418	$14,582
Mar 25	$14,400	$14,385	$14,276
Apr 25	$15,049	$14,905	$14,983
May 25	$15,750	$15,587	$15,696
Jun 25	$16,234	$16,116	$16,119
Jul 25	$15,574	$16,070	$15,666
Aug 25	$16,130	$16,628	$16,131
Sep 25	$16,617	$17,227	$16,534
Oct 25	$16,794	$17,575	$16,752
Nov 25	$16,651	$17,571	$16,579
Dec 25	$16,994	$18,097	$16,982
Jan 26	$17,791	$19,180	$17,814
Feb 26	$18,575	$20,143	$18,578
Mar 26	$16,941	$17,969	$16,492
Apr 26	$18,169	$19,704	$18,008
May 26	$18,826	$20,696	$18,768
Jun 26	$19,276	$20,574	$19,104
Jul 26	$19,122	$20,644	$19,074
Aug 26	$19,716	$21,175	$19,687

Average Annual Return [Table Text Block]
Table Summary
...
1 Year	5 Years	Since Fund Inception
Fund NAV...
22.23%	7.33%	11.55%
MSCI ACWI ex USA Index (Net)...
27.35	9.37	12.85
MSCI EAFE Choice ESG Screened Index (Net)...
22.05	7.26	11.53

Performance Inception Date		Jun. 16, 2020
No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet		$ 959,701,489
Holdings Count | Holding		399
Advisory Fees Paid, Amount		$ 1,011,802
InvestmentCompanyPortfolioTurnover		25.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$959,701,489
Number of Portfolio Holdings...
399
Net Investment Advisory Fees...
$1,011,802
Portfolio Turnover Rate...
25%

C000219747
Shareholder Report [Line Items]
Fund Name		iShares ESG Advanced MSCI EM ETF
Trading Symbol		EMXF
Security Exchange Name		NASDAQ
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares ESG Advanced MSCI EM ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Advanced MSCI EM ETF	$19	0.16%

Expenses Paid, Amount		$ 19
Expense Ratio, Percent		0.16%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended August 31, 2026, the Fund returned 36.97%.

  For the same period, the MSCI Emerging Markets Index (Net) returned 39.25% and the MSCI Emerging Markets Choice ESG Screened 5% Issuer Capped Index (Net) returned 37.54%.

What contributed to performance?

South Korea’s information technology sector was the leading contributor to the Fund’s return during the reporting period. Surging global demand for advanced high-bandwidth memory chips lifted export volumes and pushed prices sharply higher. Taiwanese equities contributed, also benefiting from investments in artificial intelligence (“AI”). Semiconductor stocks were driven by soaring demand for advanced chips used for high-performance computing and AI applications, while technology hardware and equipment companies were supported by growing needs for high-performance servers, advanced power management modules, and specialized cooling solutions essential to support scaling AI infrastructure.

What detracted from performance?

Chinese stocks detracted from the Fund’s return during the reporting period. In the communication sector, companies in the interactive media and entertainment subsector were pressured by heavy AI capital expenditures, sluggish advertising revenue, and a slowdown in mobile gaming.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	MSCI Emerging Markets Index (Net)	MSCI Emerging Markets Choice ESG Screened 5% Issuer Capped Index (Net)
Sep 20	$10,000	$10,000	$10,000
Oct 20	$10,085	$10,014	$10,100
Nov 20	$11,153	$10,940	$11,157
Dec 20	$11,899	$11,744	$11,935
Jan 21	$12,293	$12,104	$12,333
Feb 21	$12,287	$12,197	$12,341
Mar 21	$12,273	$12,012	$12,314
Apr 21	$12,619	$12,311	$12,678
May 21	$12,872	$12,453	$12,923
Jun 21	$13,193	$12,619	$13,274
Jul 21	$12,435	$11,770	$12,485
Aug 21	$12,874	$12,078	$12,972
Sep 21	$12,324	$11,598	$12,450
Oct 21	$12,480	$11,712	$12,577
Nov 21	$12,193	$11,235	$12,285
Dec 21	$12,380	$11,446	$12,478
Jan 22	$12,328	$11,229	$12,256
Feb 22	$11,967	$10,893	$12,036
Mar 22	$11,832	$10,647	$12,017
Apr 22	$11,010	$10,055	$11,190
May 22	$11,124	$10,099	$11,243
Jun 22	$10,544	$9,428	$10,560
Jul 22	$10,422	$9,405	$10,464
Aug 22	$10,310	$9,444	$10,436
Sep 22	$9,208	$8,337	$9,297
Oct 22	$8,960	$8,078	$9,005
Nov 22	$10,292	$9,276	$10,244
Dec 22	$10,033	$9,146	$10,118
Jan 23	$10,868	$9,868	$10,885
Feb 23	$10,091	$9,228	$10,165
Mar 23	$10,327	$9,508	$10,384
Apr 23	$10,240	$9,400	$10,257
May 23	$10,030	$9,242	$10,093
Jun 23	$10,476	$9,593	$10,517
Jul 23	$11,193	$10,190	$11,246
Aug 23	$10,419	$9,562	$10,508
Sep 23	$10,083	$9,312	$10,195
Oct 23	$9,748	$8,951	$9,814
Nov 23	$10,329	$9,667	$10,435
Dec 23	$10,713	$10,045	$10,858
Jan 24	$10,168	$9,578	$10,293
Feb 24	$10,630	$10,034	$10,772
Mar 24	$10,773	$10,255	$10,881
Apr 24	$10,683	$10,329	$10,877
May 24	$10,861	$10,387	$10,939
Jun 24	$11,184	$10,797	$11,371
Jul 24	$11,309	$10,829	$11,470
Aug 24	$11,573	$11,004	$11,796
Sep 24	$12,308	$11,739	$12,652
Oct 24	$11,914	$11,216	$12,173
Nov 24	$11,689	$10,813	$11,856
Dec 24	$11,560	$10,799	$11,795
Jan 25	$11,804	$10,991	$12,049
Feb 25	$11,734	$11,045	$11,923
Mar 25	$11,860	$11,115	$11,979
Apr 25	$12,037	$11,261	$12,243
May 25	$12,585	$11,741	$12,846
Jun 25	$13,427	$12,447	$13,641
Jul 25	$13,442	$12,690	$13,735
Aug 25	$13,600	$12,852	$13,800
Sep 25	$14,175	$13,772	$14,375
Oct 25	$14,739	$14,347	$15,000
Nov 25	$14,628	$14,004	$14,844
Dec 25	$14,961	$14,423	$15,220
Jan 26	$16,029	$15,700	$16,377
Feb 26	$16,738	$16,563	$17,075
Mar 26	$15,224	$14,399	$15,095
Apr 26	$17,035	$16,518	$17,096
May 26	$18,554	$18,118	$18,869
Jun 26	$18,757	$17,863	$18,847
Jul 26	$17,944	$17,313	$18,397
Aug 26	$18,628	$17,896	$18,981

Average Annual Return [Table Text Block]
Table Summary
...
1 Year	5 Years	Since Fund Inception
Fund NAV...
36.97%	7.67%	11.11%
MSCI Emerging Markets Index (Net)...
39.25	8.18	10.37
MSCI Emerging Markets Choice ESG Screened 5% Issuer Capped Index (Net)...
37.54	7.91	11.47

Performance Inception Date		Oct. 06, 2020
No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet		$ 165,803,983
Holdings Count | Holding		568
Advisory Fees Paid, Amount		$ 219,549
InvestmentCompanyPortfolioTurnover		30.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$165,803,983
Number of Portfolio Holdings...
568
Net Investment Advisory Fees...
$219,549
Portfolio Turnover Rate...
30%

C000219749
Shareholder Report [Line Items]
Fund Name		iShares ESG Advanced MSCI USA ETF
Trading Symbol		USXF
Security Exchange Name		NASDAQ
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares ESG Advanced MSCI USA ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Advanced MSCI USA ETF	$11	0.10%

Expenses Paid, Amount		$ 11
Expense Ratio, Percent		0.10%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended August 31, 2026, the Fund returned 22.67%.

  For the same period, the MSCI USA Index returned 20.02% and the MSCI USA Choice ESG Screened Index returned 22.79%.

What contributed to performance?

For the reporting period, the largest contributor to the Fund’s performance was the information technology sector. Semiconductors and semiconductor equipment stocks benefited from substantial investments across artificial intelligence (“AI”), cloud computing, and data center infrastructure. In the technology hardware, storage, and peripherals subsector, companies benefited from resilient consumer demand, improving pricing trends, and growing needs for enterprise and hyperscale storage solutions, driven by AI-related data growth. Industrials stocks also contributed modestly, as companies across the sector benefited from strong demand related to AI data-center construction and infrastructure, including electrical equipment and machinery.

What detracted from performance?

During the reporting period, consumer discretionary stocks detracted from the Fund’s return. Notably, home improvement retail stocks were pressured by a stalled housing market and as consumers delayed big-ticket discretionary projects.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	MSCI USA Index	MSCI USA Choice ESG Screened Index
May 20	$10,000	$10,000	$10,000
Jun 20	$10,051	$9,950	$10,056
Jul 20	$10,602	$10,540	$10,611
Aug 20	$11,420	$11,332	$11,432
Sep 20	$11,012	$10,909	$11,025
Oct 20	$10,763	$10,625	$10,778
Nov 20	$11,962	$11,854	$11,980
Dec 20	$12,375	$12,343	$12,396
Jan 21	$12,256	$12,229	$12,279
Feb 21	$12,667	$12,548	$12,695
Mar 21	$13,126	$13,020	$13,153
Apr 21	$13,891	$13,729	$13,926
May 21	$13,963	$13,795	$13,996
Jun 21	$14,411	$14,179	$14,449
Jul 21	$14,757	$14,514	$14,799
Aug 21	$15,134	$14,943	$15,178
Sep 21	$14,369	$14,237	$14,410
Oct 21	$15,325	$15,230	$15,371
Nov 21	$15,177	$15,077	$15,223
Dec 21	$15,729	$15,673	$15,781
Jan 22	$14,515	$14,785	$14,563
Feb 22	$13,959	$14,352	$14,005
Mar 22	$14,300	$14,857	$14,346
Apr 22	$13,062	$13,510	$13,105
May 22	$13,007	$13,480	$13,051
Jun 22	$11,957	$12,364	$11,998
Jul 22	$13,094	$13,518	$13,141
Aug 22	$12,418	$12,988	$12,463
Sep 22	$11,274	$11,784	$11,316
Oct 22	$12,103	$12,719	$12,148
Nov 22	$13,061	$13,411	$13,112
Dec 22	$12,408	$12,622	$12,458
Jan 23	$13,275	$13,459	$13,329
Feb 23	$13,006	$13,132	$13,060
Mar 23	$13,449	$13,598	$13,506
Apr 23	$13,541	$13,771	$13,600
May 23	$13,721	$13,860	$13,781
Jun 23	$14,662	$14,785	$14,728
Jul 23	$15,110	$15,293	$15,180
Aug 23	$14,983	$15,036	$15,053
Sep 23	$14,152	$14,331	$14,228
Oct 23	$13,830	$14,001	$13,905
Nov 23	$15,393	$15,321	$15,468
Dec 23	$16,330	$16,043	$16,411
Jan 24	$16,844	$16,293	$16,930
Feb 24	$17,886	$17,167	$17,980
Mar 24	$18,598	$17,713	$18,698
Apr 24	$17,539	$16,982	$17,634
May 24	$18,563	$17,793	$18,665
Jun 24	$19,201	$18,429	$19,308
Jul 24	$19,441	$18,661	$19,552
Aug 24	$19,902	$19,111	$20,017
Sep 24	$20,301	$19,522	$20,420
Oct 24	$20,336	$19,378	$20,458
Nov 24	$21,520	$20,591	$21,651
Dec 24	$20,599	$20,067	$20,726
Jan 25	$20,913	$20,678	$21,043
Feb 25	$20,713	$20,352	$20,844
Mar 25	$19,382	$19,161	$19,506
Apr 25	$19,470	$19,063	$19,596
May 25	$21,142	$20,293	$21,281
Jun 25	$22,491	$21,337	$22,641
Jul 25	$23,091	$21,826	$23,247
Aug 25	$23,343	$22,254	$23,503
Sep 25	$23,949	$23,071	$24,114
Oct 25	$24,570	$23,619	$24,742
Nov 25	$23,939	$23,626	$24,106
Dec 25	$24,129	$23,628	$24,300
Jan 26	$24,669	$23,934	$24,847
Feb 26	$24,344	$23,723	$24,520
Mar 26	$23,149	$22,560	$23,320
Apr 26	$26,450	$24,929	$26,649
May 26	$28,473	$26,241	$28,688
Jun 26	$29,244	$26,007	$29,468
Jul 26	$27,807	$25,993	$28,021
Aug 26	$28,636	$26,709	$28,859

Average Annual Return [Table Text Block]
Table Summary
...
1 Year	5 Years	Since Fund Inception
Fund NAV...
22.67%	13.60%	18.46%
MSCI USA Index...
20.02	12.32	17.15
MSCI USA Choice ESG Screened Index...
22.79	13.71	18.62

Performance Inception Date		Jun. 16, 2020
No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet		$ 1,484,334,739
Holdings Count | Holding		285
Advisory Fees Paid, Amount		$ 1,291,603
InvestmentCompanyPortfolioTurnover		18.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$1,484,334,739
Number of Portfolio Holdings...
285
Net Investment Advisory Fees...
$1,291,603
Portfolio Turnover Rate...
18%

C000170246
Shareholder Report [Line Items]
Fund Name		iShares ESG Aware MSCI EAFE ETF
Trading Symbol		ESGD
Security Exchange Name		NASDAQ
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares ESG Aware MSCI EAFE ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Aware MSCI EAFE ETF	$22	0.20%

Expenses Paid, Amount		$ 22
Expense Ratio, Percent		0.20%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended August 31, 2026, the Fund returned 21.19%.

  For the same period, the MSCI ACWI ex USA Index (Net) returned 27.35% and the MSCI EAFE Extended ESG Focus Index (Spliced) returned 21.25%.

What contributed to performance?

During the reporting period, Japanese stocks contributed the most to the Fund’s return. Financial stocks benefited as the Bank of Japan continued to normalize monetary policy, raising its policy rate twice during the reporting period. The higher rates supported wider lending margins and higher net interest income (the difference between the interest banks earn on loans and the interest they pay on deposits) at diversified banks. The country's information technology sector also contributed. Semiconductors and semiconductor equipment firms, as well as technology hardware and equipment companies, were supported by demand for artificial intelligence chip and enterprise-level corporate spending. Financials stocks in the United Kingdom gained, as diversified banks benefited from solid net interest income, robust deposit inflows, solid performance from investment banking units, and strong trading activity.

What detracted from performance?

During the reporting period, there were no significant detractors from the Fund’s return.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	MSCI ACWI ex USA Index (Net)	MSCI EAFE Extended ESG Focus Index (Spliced)
Aug 16	$10,000	$10,000	$10,000
Sep 16	$10,097	$10,123	$10,100
Oct 16	$9,876	$9,978	$9,876
Nov 16	$9,669	$9,747	$9,666
Dec 16	$9,986	$9,996	$9,996
Jan 17	$10,269	$10,350	$10,278
Feb 17	$10,427	$10,515	$10,436
Mar 17	$10,710	$10,782	$10,723
Apr 17	$10,995	$11,013	$11,011
May 17	$11,369	$11,370	$11,390
Jun 17	$11,360	$11,405	$11,390
Jul 17	$11,699	$11,826	$11,737
Aug 17	$11,716	$11,888	$11,738
Sep 17	$12,022	$12,108	$12,048
Oct 17	$12,219	$12,336	$12,247
Nov 17	$12,335	$12,436	$12,371
Dec 17	$12,504	$12,714	$12,540
Jan 18	$13,093	$13,423	$13,127
Feb 18	$12,511	$12,790	$12,546
Mar 18	$12,281	$12,564	$12,314
Apr 18	$12,618	$12,764	$12,651
May 18	$12,325	$12,470	$12,354
Jun 18	$12,177	$12,235	$12,207
Jul 18	$12,469	$12,528	$12,501
Aug 18	$12,260	$12,266	$12,295
Sep 18	$12,385	$12,322	$12,420
Oct 18	$11,380	$11,320	$11,412
Nov 18	$11,389	$11,427	$11,422
Dec 18	$10,800	$10,909	$10,830
Jan 19	$11,531	$11,734	$11,565
Feb 19	$11,812	$11,963	$11,848
Mar 19	$11,888	$12,034	$11,926
Apr 19	$12,254	$12,352	$12,287
May 19	$11,663	$11,689	$11,686
Jun 19	$12,362	$12,393	$12,390
Jul 19	$12,210	$12,243	$12,241
Aug 19	$11,931	$11,865	$11,961
Sep 19	$12,308	$12,170	$12,339
Oct 19	$12,781	$12,595	$12,814
Nov 19	$12,904	$12,706	$12,941
Dec 19	$13,333	$13,256	$13,374
Jan 20	$13,060	$12,900	$13,103
Feb 20	$11,909	$11,880	$11,950
Mar 20	$10,343	$10,160	$10,379
Apr 20	$10,979	$10,930	$11,023
May 20	$11,457	$11,288	$11,489
Jun 20	$11,854	$11,798	$11,889
Jul 20	$12,142	$12,324	$12,179
Aug 20	$12,781	$12,852	$12,819
Sep 20	$12,426	$12,536	$12,466
Oct 20	$11,934	$12,266	$11,972
Nov 20	$13,820	$13,916	$13,863
Dec 20	$14,483	$14,669	$14,532
Jan 21	$14,301	$14,700	$14,351
Feb 21	$14,635	$14,991	$14,686
Mar 21	$14,981	$15,181	$15,027
Apr 21	$15,453	$15,628	$15,498
May 21	$16,016	$16,117	$16,066
Jun 21	$15,786	$16,012	$15,826
Jul 21	$15,900	$15,748	$15,931
Aug 21	$16,193	$16,047	$16,259
Sep 21	$15,662	$15,534	$15,794
Oct 21	$16,163	$15,904	$16,205
Nov 21	$15,378	$15,188	$15,397
Dec 21	$16,163	$15,816	$16,226
Jan 22	$15,537	$15,233	$15,428
Feb 22	$14,997	$14,931	$15,093
Mar 22	$14,976	$14,955	$15,184
Apr 22	$14,045	$14,016	$14,235
May 22	$14,258	$14,117	$14,283
Jun 22	$12,997	$12,902	$12,978
Jul 22	$13,689	$13,344	$13,649
Aug 22	$12,866	$12,915	$12,977
Sep 22	$11,651	$11,624	$11,760
Oct 22	$12,313	$11,972	$12,367
Nov 22	$14,013	$13,385	$13,771
Dec 22	$13,745	$13,285	$13,779
Jan 23	$14,947	$14,362	$14,919
Feb 23	$14,502	$13,859	$14,616
Mar 23	$14,954	$14,197	$14,975
Apr 23	$15,372	$14,444	$15,400
May 23	$14,797	$13,918	$14,780
Jun 23	$15,444	$14,543	$15,436
Jul 23	$15,866	$15,134	$15,937
Aug 23	$15,236	$14,451	$15,320
Sep 23	$14,667	$13,994	$14,776
Oct 23	$14,189	$13,417	$14,147
Nov 23	$15,419	$14,625	$15,481
Dec 23	$16,230	$15,360	$16,290
Jan 24	$16,163	$15,207	$16,393
Feb 24	$16,583	$15,592	$16,643
Mar 24	$17,147	$16,079	$17,183
Apr 24	$16,636	$15,791	$16,800
May 24	$17,521	$16,249	$17,469
Jun 24	$17,164	$16,234	$17,214
Jul 24	$17,641	$16,609	$17,691
Aug 24	$18,253	$17,082	$18,269
Sep 24	$18,398	$17,542	$18,450
Oct 24	$17,334	$16,682	$17,395
Nov 24	$17,320	$16,531	$17,322
Dec 24	$16,846	$16,210	$16,948
Jan 25	$17,627	$16,863	$17,790
Feb 25	$18,123	$17,096	$18,084
Mar 25	$18,103	$17,058	$18,023
Apr 25	$18,842	$17,674	$18,852
May 25	$19,658	$18,483	$19,665
Jun 25	$20,169	$19,111	$20,113
Jul 25	$19,663	$19,056	$19,839
Aug 25	$20,509	$19,717	$20,585
Sep 25	$21,037	$20,427	$21,012
Oct 25	$21,243	$20,840	$21,266
Nov 25	$21,320	$20,835	$21,330
Dec 25	$21,896	$21,459	$21,976
Jan 26	$23,023	$22,743	$23,140
Feb 26	$24,057	$23,885	$24,157
Mar 26	$21,984	$21,308	$21,573
Apr 26	$23,288	$23,364	$23,212
May 26	$23,842	$24,541	$23,911
Jun 26	$24,067	$24,396	$24,020
Jul 26	$24,455	$24,480	$24,495
Aug 26	$24,855	$25,109	$24,959

Average Annual Return [Table Text Block]
Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
21.19%	8.95%	9.53%
MSCI ACWI ex USA Index (Net)...
27.35	9.37	9.64
MSCI EAFE Extended ESG Focus Index (Spliced)...
21.25	8.95	9.58

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet		$ 12,209,209,407
Holdings Count | Holding		337
Advisory Fees Paid, Amount		$ 22,198,179
InvestmentCompanyPortfolioTurnover		33.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$12,209,209,407
Number of Portfolio Holdings...
337
Net Investment Advisory Fees...
$22,198,179
Portfolio Turnover Rate...
33%

C000174221
Shareholder Report [Line Items]
Fund Name		iShares ESG Aware MSCI USA ETF
Trading Symbol		ESGU
Security Exchange Name		NASDAQ
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares ESG Aware MSCI USA ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Aware MSCI USA ETF	$17	0.15%

Expenses Paid, Amount		$ 17
Expense Ratio, Percent		0.15%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended August 31, 2026, the Fund returned 20.58%.

  For the same period, the MSCI USA Index returned 20.02% and the MSCI USA Extended ESG Focus Index (Spliced) returned 20.83%.

What contributed to performance?

The information technology sector contributed the most to the Fund’s return during the reporting period. Semiconductors and semiconductor equipment stocks gained amid substantial investments in artificial intelligence (“AI”), cloud computing, and data center infrastructure. In the technology hardware, storage, and peripherals subsector, companies benefited from resilient consumer demand, improving pricing trends, and increased requirements for enterprise and hyperscale storage solutions, driven by AI-related data growth. Healthcare companies also modestly contributed. Both pharmaceutical and biotechnology stocks benefited from increased acquisition activity, as pharmaceutical companies sought to rebuild their pipelines by acquiring emerging biotechnology companies. Pharmaceutical stocks also advanced on strong demand for GLP-1 therapies and continued innovation in oncology and immunology.

What detracted from performance?

During the reporting period, there were no significant detractors from the Fund’s return.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	MSCI USA Index	MSCI USA Extended ESG Focus Index (Spliced)
Nov 16	$10,000	$10,000	$10,000
Dec 16	$10,228	$10,228	$10,215
Jan 17	$10,416	$10,440	$10,406
Feb 17	$10,833	$10,851	$10,825
Mar 17	$10,859	$10,866	$10,858
Apr 17	$10,989	$10,983	$11,002
May 17	$11,137	$11,133	$11,162
Jun 17	$11,201	$11,203	$11,230
Jul 17	$11,417	$11,431	$11,451
Aug 17	$11,455	$11,469	$11,489
Sep 17	$11,659	$11,703	$11,688
Oct 17	$11,982	$11,971	$11,995
Nov 17	$12,298	$12,335	$12,324
Dec 17	$12,402	$12,469	$12,437
Jan 18	$13,121	$13,184	$13,157
Feb 18	$12,641	$12,700	$12,677
Mar 18	$12,347	$12,391	$12,384
Apr 18	$12,402	$12,440	$12,442
May 18	$12,678	$12,744	$12,723
Jun 18	$12,786	$12,830	$12,833
Jul 18	$13,279	$13,291	$13,331
Aug 18	$13,721	$13,731	$13,778
Sep 18	$13,782	$13,794	$13,839
Oct 18	$12,768	$12,836	$12,817
Nov 18	$13,076	$13,086	$13,130
Dec 18	$11,889	$11,907	$11,937
Jan 19	$12,848	$12,887	$12,904
Feb 19	$13,274	$13,318	$13,335
Mar 19	$13,547	$13,564	$13,610
Apr 19	$14,107	$14,108	$14,175
May 19	$13,190	$13,216	$13,253
Jun 19	$14,133	$14,144	$14,205
Jul 19	$14,352	$14,363	$14,427
Aug 19	$14,076	$14,113	$14,152
Sep 19	$14,337	$14,364	$14,424
Oct 19	$14,685	$14,677	$14,776
Nov 19	$15,246	$15,229	$15,342
Dec 19	$15,718	$15,675	$15,818
Jan 20	$15,804	$15,706	$15,909
Feb 20	$14,516	$14,425	$14,615
Mar 20	$12,748	$12,595	$12,832
Apr 20	$14,418	$14,252	$14,514
May 20	$15,173	$14,994	$15,276
Jun 20	$15,542	$15,336	$15,650
Jul 20	$16,452	$16,246	$16,569
Aug 20	$17,707	$17,466	$17,834
Sep 20	$17,004	$16,814	$17,129
Oct 20	$16,576	$16,377	$16,701
Nov 20	$18,526	$18,272	$18,668
Dec 20	$19,253	$19,025	$19,404
Jan 21	$19,141	$18,849	$19,292
Feb 21	$19,626	$19,341	$19,785
Mar 21	$20,375	$20,068	$20,542
Apr 21	$21,427	$21,161	$21,606
May 21	$21,557	$21,262	$21,739
Jun 21	$22,145	$21,854	$22,338
Jul 21	$22,636	$22,371	$22,834
Aug 21	$23,322	$23,031	$23,530
Sep 21	$22,208	$21,944	$22,408
Oct 21	$23,783	$23,475	$24,001
Nov 21	$23,489	$23,238	$23,708
Dec 21	$24,409	$24,157	$24,639
Jan 22	$22,958	$22,789	$23,177
Feb 22	$22,227	$22,121	$22,441
Mar 22	$22,975	$22,899	$23,199
Apr 22	$20,891	$20,823	$21,096
May 22	$20,867	$20,777	$21,075
Jun 22	$19,117	$19,058	$19,310
Jul 22	$20,914	$20,835	$21,127
Aug 22	$20,067	$20,019	$20,274
Sep 22	$18,169	$18,162	$18,358
Oct 22	$19,625	$19,604	$19,832
Nov 22	$20,726	$20,671	$20,948
Dec 22	$19,474	$19,455	$19,685
Jan 23	$20,733	$20,744	$20,962
Feb 23	$20,202	$20,240	$20,427
Mar 23	$20,892	$20,959	$21,126
Apr 23	$21,139	$21,225	$21,378
May 23	$21,220	$21,363	$21,462
Jun 23	$22,589	$22,788	$22,850
Jul 23	$23,372	$23,572	$23,646
Aug 23	$22,990	$23,175	$23,262
Sep 23	$21,845	$22,088	$22,106
Oct 23	$21,330	$21,580	$21,590
Nov 23	$23,390	$23,615	$23,663
Dec 23	$24,483	$24,727	$24,771
Jan 24	$24,828	$25,113	$25,124
Feb 24	$26,115	$26,460	$26,430
Mar 24	$26,943	$27,302	$27,271
Apr 24	$25,836	$26,175	$26,153
May 24	$27,067	$27,425	$27,403
Jun 24	$28,011	$28,406	$28,362
Jul 24	$28,420	$28,762	$28,781
Aug 24	$29,086	$29,456	$29,459
Sep 24	$29,739	$30,090	$30,125
Oct 24	$29,402	$29,868	$29,789
Nov 24	$31,243	$31,737	$31,659
Dec 24	$30,439	$30,929	$30,849
Jan 25	$31,279	$31,871	$31,704
Feb 25	$30,712	$31,369	$31,134
Mar 25	$28,879	$29,534	$29,278
Apr 25	$28,700	$29,382	$29,100
May 25	$30,585	$31,279	$31,015
Jun 25	$32,128	$32,888	$32,585
Jul 25	$32,833	$33,641	$33,300
Aug 25	$33,490	$34,301	$33,972
Sep 25	$34,692	$35,560	$35,195
Oct 25	$35,624	$36,405	$36,145
Nov 25	$35,590	$36,415	$36,133
Dec 25	$35,587	$36,419	$36,127
Jan 26	$36,002	$36,890	$36,570
Feb 26	$35,640	$36,565	$36,196
Mar 26	$33,871	$34,773	$34,405
Apr 26	$37,473	$38,423	$38,069
May 26	$39,569	$40,447	$40,203
Jun 26	$39,313	$40,086	$39,949
Jul 26	$39,283	$40,063	$39,925
Aug 26	$40,383	$41,167	$41,048

Average Annual Return [Table Text Block]
Table Summary
...
1 Year	5 Years	Since Fund Inception
Fund NAV...
20.58%	11.61%	15.39%
MSCI USA Index...
20.02	12.32	15.62
MSCI USA Extended ESG Focus Index (Spliced)...
20.83	11.77	15.59

Performance Inception Date		Dec. 01, 2016
No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date			Aug. 31, 2025
AssetsNet		$ 18,145,764,885
Holdings Count | Holding		273
Advisory Fees Paid, Amount		$ 24,106,178
InvestmentCompanyPortfolioTurnover		30.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$18,145,764,885
Number of Portfolio Holdings...
273
Net Investment Advisory Fees...
$24,106,178
Portfolio Turnover Rate...
30%

Updated Prospectus Phone Number		(1-800-474-2737)
Updated Prospectus Web Address		blackrock.com/fundreports
C000240124
Shareholder Report [Line Items]
Fund Name		iShares ESG Aware MSCI USA Growth ETF
Trading Symbol		EGUS
Security Exchange Name		CboeBZX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares ESG Aware MSCI USA Growth ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Aware MSCI USA Growth ETF	$20	0.18%

Expenses Paid, Amount		$ 20
Expense Ratio, Percent		0.18%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended August 31, 2026, the Fund returned 18.99%.

  For the same period, the MSCI USA Index returned 20.02% and the MSCI USA Growth Extended ESG Focus Index returned 19.16%.

What contributed to performance?

The information technology sector was the largest contributor to the Fund’s return during the reporting period. Semiconductors and semiconductor equipment stocks gained amid robust investment in artificial intelligence (“AI”), cloud computing, and data center infrastructure. In the technology hardware, storage, and peripherals subsector, companies benefited from resilient consumer demand, improving pricing trends, and increased requirements for enterprise and hyperscale storage solutions, driven by AI-related data growth. An interactive media and services company in the communication sector gained amid resilient digital advertising activity, continued growth in cloud computing, and expanding monetization of AI across search and other platforms.

What detracted from performance?

There were no significant detractors from the Fund’s return during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	MSCI USA Index	MSCI USA Growth Extended ESG Focus Index
Jan 23	$10,000	$10,000	$10,000
Feb 23	$9,850	$9,757	$9,849
Mar 23	$10,587	$10,104	$10,589
Apr 23	$10,716	$10,232	$10,720
May 23	$11,232	$10,299	$11,239
Jun 23	$12,013	$10,985	$12,023
Jul 23	$12,428	$11,363	$12,441
Aug 23	$12,372	$11,172	$12,386
Sep 23	$11,642	$10,648	$11,656
Oct 23	$11,415	$10,403	$11,429
Nov 23	$12,755	$11,384	$12,759
Dec 23	$13,297	$11,920	$13,302
Jan 24	$13,582	$12,106	$13,591
Feb 24	$14,527	$12,756	$14,539
Mar 24	$14,741	$13,161	$14,757
Apr 24	$14,098	$12,618	$14,115
May 24	$15,003	$13,221	$15,023
Jun 24	$16,040	$13,693	$16,066
Jul 24	$15,757	$13,865	$15,784
Aug 24	$16,042	$14,200	$16,072
Sep 24	$16,428	$14,505	$16,463
Oct 24	$16,307	$14,398	$16,345
Nov 24	$17,440	$15,299	$17,484
Dec 24	$17,669	$14,910	$17,719
Jan 25	$17,870	$15,364	$17,925
Feb 25	$17,179	$15,122	$17,235
Mar 25	$15,659	$14,237	$15,709
Apr 25	$16,015	$14,164	$16,069
May 25	$17,587	$15,078	$17,651
Jun 25	$18,543	$15,854	$18,616
Jul 25	$19,319	$16,217	$19,395
Aug 25	$19,550	$16,535	$19,631
Sep 25	$20,496	$17,142	$20,577
Oct 25	$21,559	$17,549	$21,646
Nov 25	$21,152	$17,555	$21,240
Dec 25	$21,002	$17,556	$21,089
Jan 26	$20,607	$17,783	$20,695
Feb 26	$19,818	$17,627	$19,903
Mar 26	$18,985	$16,763	$19,070
Apr 26	$21,609	$18,523	$21,710
May 26	$23,456	$19,498	$23,569
Jun 26	$23,247	$19,324	$23,368
Jul 26	$22,683	$19,313	$22,806
Aug 26	$23,262	$19,845	$23,392

Average Annual Return [Table Text Block]
Table Summary
...
1 Year	Since Fund Inception
Fund NAV...
18.99%	26.59%
MSCI USA Index...
20.02	21.09
MSCI USA Growth Extended ESG Focus Index...
19.16	26.78

Performance Inception Date		Jan. 31, 2023
No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet		$ 28,088,700
Holdings Count | Holding		109
Advisory Fees Paid, Amount		$ 45,711
InvestmentCompanyPortfolioTurnover		36.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$28,088,700
Number of Portfolio Holdings...
109
Net Investment Advisory Fees...
$45,711
Portfolio Turnover Rate...
36%

C000199548
Shareholder Report [Line Items]
Fund Name		iShares ESG Aware MSCI USA Small-Cap ETF
Trading Symbol		ESML
Security Exchange Name		CboeBZX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares ESG Aware MSCI USA Small-Cap ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Aware MSCI USA Small-Cap ETF	$19	0.17%

Expenses Paid, Amount		$ 19
Expense Ratio, Percent		0.17%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended August 31, 2026, the Fund returned 24.92%.

  For the same period, the MSCI USA Index returned 20.02% and the MSCI USA Small Cap Extended ESG Focus Index returned 25.11%.

What contributed to performance?

For the reporting period, the largest contributor to the Fund’s performance was the information technology sector. In the technology hardware, and equipment subsector, a flash memory storage device maker was supported primarily by robust enterprise demand for high-capacity memory chips, next-generation storage drives, and memory storage needed for artificial intelligence (“AI”) infrastructure and data centers. Firms in the electronic equipment, instruments, and components subsector were driven by expanding AI infrastructure builds and industrial grid modernization, while companies that provide communications equipment benefited from surging AI data center expansion. In the healthcare sector, biotechnology stocks gained due to attractive valuations, improving sentiment, and heightened merger-and-acquisition activity as pharmaceutical firms acquired emerging biotech firms to rebuild drug pipelines ahead of major patent expirations.

What detracted from performance?

During the reporting period, there were no significant detractors from the Fund’s performance.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	MSCI USA Index	MSCI USA Small Cap Extended ESG Focus Index
Mar 18	$10,000	$10,000	$10,000
Apr 18	$9,976	$9,977	$9,982
May 18	$10,530	$10,220	$10,537
Jun 18	$10,639	$10,289	$10,649
Jul 18	$10,828	$10,659	$10,840
Aug 18	$11,316	$11,012	$11,334
Sep 18	$11,099	$11,062	$11,115
Oct 18	$9,963	$10,294	$9,975
Nov 18	$10,160	$10,494	$10,175
Dec 18	$9,005	$9,549	$9,018
Jan 19	$10,071	$10,334	$10,087
Feb 19	$10,567	$10,680	$10,588
Mar 19	$10,469	$10,878	$10,487
Apr 19	$10,839	$11,314	$10,859
May 19	$10,040	$10,599	$10,052
Jun 19	$10,741	$11,343	$10,755
Jul 19	$10,888	$11,518	$10,902
Aug 19	$10,446	$11,318	$10,461
Sep 19	$10,643	$11,519	$10,663
Oct 19	$10,843	$11,770	$10,865
Nov 19	$11,246	$12,213	$11,271
Dec 19	$11,574	$12,571	$11,602
Jan 20	$11,253	$12,595	$11,278
Feb 20	$10,246	$11,568	$10,270
Mar 20	$8,012	$10,101	$8,029
Apr 20	$9,211	$11,430	$9,232
May 20	$9,790	$12,024	$9,810
Jun 20	$10,092	$12,299	$10,121
Jul 20	$10,507	$13,029	$10,539
Aug 20	$11,028	$14,007	$11,063
Sep 20	$10,720	$13,484	$10,757
Oct 20	$11,019	$13,133	$11,057
Nov 20	$12,844	$14,653	$12,892
Dec 20	$13,862	$15,257	$13,918
Jan 21	$14,443	$15,116	$14,509
Feb 21	$15,345	$15,510	$15,419
Mar 21	$15,664	$16,094	$15,739
Apr 21	$16,254	$16,970	$16,331
May 21	$16,226	$17,051	$16,307
Jun 21	$16,454	$17,526	$16,539
Jul 21	$16,136	$17,941	$16,219
Aug 21	$16,425	$18,470	$16,513
Sep 21	$15,952	$17,598	$16,041
Oct 21	$16,676	$18,825	$16,771
Nov 21	$15,981	$18,636	$16,074
Dec 21	$16,540	$19,372	$16,638
Jan 22	$15,272	$18,276	$15,361
Feb 22	$15,437	$17,740	$15,528
Mar 22	$15,638	$18,364	$15,728
Apr 22	$14,287	$16,699	$14,371
May 22	$14,272	$16,663	$14,357
Jun 22	$12,975	$15,283	$13,051
Jul 22	$14,341	$16,709	$14,424
Aug 22	$13,957	$16,054	$14,035
Sep 22	$12,696	$14,565	$12,766
Oct 22	$13,977	$15,722	$14,057
Nov 22	$14,562	$16,577	$14,649
Dec 22	$13,691	$15,602	$13,773
Jan 23	$15,107	$16,636	$15,196
Feb 23	$14,894	$16,232	$14,982
Mar 23	$14,204	$16,808	$14,288
Apr 23	$13,992	$17,022	$14,074
May 23	$13,725	$17,132	$13,805
Jun 23	$14,885	$18,275	$14,969
Jul 23	$15,652	$18,904	$15,740
Aug 23	$15,039	$18,585	$15,122
Sep 23	$14,144	$17,714	$14,223
Oct 23	$13,237	$17,306	$13,311
Nov 23	$14,437	$18,938	$14,518
Dec 23	$16,061	$19,830	$16,151
Jan 24	$15,524	$20,139	$15,611
Feb 24	$16,399	$21,220	$16,493
Mar 24	$17,043	$21,895	$17,145
Apr 24	$15,878	$20,991	$15,976
May 24	$16,576	$21,994	$16,684
Jun 24	$16,345	$22,780	$16,453
Jul 24	$17,615	$23,066	$17,737
Aug 24	$17,550	$23,622	$17,675
Sep 24	$17,812	$24,131	$17,941
Oct 24	$17,643	$23,952	$17,772
Nov 24	$19,461	$25,452	$19,606
Dec 24	$17,965	$24,804	$18,103
Jan 25	$18,610	$25,559	$18,753
Feb 25	$17,632	$25,156	$17,770
Mar 25	$16,471	$23,685	$16,602
Apr 25	$16,056	$23,563	$16,190
May 25	$16,980	$25,084	$17,124
Jun 25	$17,775	$26,375	$17,930
Jul 25	$18,068	$26,978	$18,229
Aug 25	$19,069	$27,508	$19,239
Sep 25	$19,433	$28,517	$19,607
Oct 25	$19,553	$29,195	$19,732
Nov 25	$19,895	$29,203	$20,082
Dec 25	$19,872	$29,206	$20,064
Jan 26	$20,941	$29,584	$21,144
Feb 26	$21,508	$29,324	$21,716
Mar 26	$20,380	$27,887	$20,581
Apr 26	$22,282	$30,814	$22,505
May 26	$23,046	$32,436	$23,279
Jun 26	$24,310	$32,147	$24,565
Jul 26	$23,309	$32,129	$23,548
Aug 26	$23,821	$33,014	$24,071

Average Annual Return [Table Text Block]
Table Summary
...
1 Year	5 Years	Since Fund Inception
Fund NAV...
24.92%	7.72%	10.89%
MSCI USA Index...
20.02	12.32	15.30
MSCI USA Small Cap Extended ESG Focus Index...
25.11	7.83	11.04

Performance Inception Date		Apr. 10, 2018
No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet		$ 2,868,242,250
Holdings Count | Holding		915
Advisory Fees Paid, Amount		$ 3,948,750
InvestmentCompanyPortfolioTurnover		37.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$2,868,242,250
Number of Portfolio Holdings...
915
Net Investment Advisory Fees...
$3,948,750
Portfolio Turnover Rate...
37%

C000240126
Shareholder Report [Line Items]
Fund Name		iShares ESG Aware MSCI USA Value ETF
Trading Symbol		EVUS
Security Exchange Name		CboeBZX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares ESG Aware MSCI USA Value ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Aware MSCI USA Value ETF	$20	0.18%

Expenses Paid, Amount		$ 20
Expense Ratio, Percent		0.18%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended August 31, 2026, the Fund returned 21.62%.

  For the same period, the MSCI USA Index returned 20.02% and the MSCI USA Value Extended ESG Focus Index returned 21.84%.

What contributed to performance?

For the reporting period, the largest contributor to the Fund’s performance was the information technology sector. Semiconductors and semiconductor equipment stocks gained amid robust investments in artificial intelligence (“AI”), cloud computing, and data center infrastructure. In the technology hardware, storage, and peripherals subsector, companies gained amid resilient end-market demand, improving pricing dynamics, and accelerating enterprise storage needs driven by AI-fueled data expansion. Healthcare companies also contributed. Both pharmaceutical and biotechnology stocks benefited from increased acquisition activity, as pharmaceutical companies sought to rebuild their pipelines by acquiring emerging biotechnology companies. Pharmaceutical stocks also advanced on strong demand for GLP-1 therapies and continued innovation in oncology and immunology.

What detracted from performance?

The consumer discretionary sector modestly detracted from the Fund’s return during the reporting period as elevated borrowing costs and cumulative debt pressures led household budgets to prioritize essential purchases over non-essential goods and services.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	MSCI USA Index	MSCI USA Value Extended ESG Focus Index
Jan 23	$10,000	$10,000	$10,000
Feb 23	$9,615	$9,757	$9,613
Mar 23	$9,537	$10,104	$9,538
Apr 23	$9,645	$10,232	$9,647
May 23	$9,238	$10,299	$9,240
Jun 23	$9,783	$10,985	$9,789
Jul 23	$10,138	$11,363	$10,147
Aug 23	$9,862	$11,172	$9,871
Sep 23	$9,459	$10,648	$9,469
Oct 23	$9,175	$10,403	$9,187
Nov 23	$9,857	$11,384	$9,872
Dec 23	$10,391	$11,920	$10,408
Jan 24	$10,412	$12,106	$10,430
Feb 24	$10,773	$12,756	$10,794
Mar 24	$11,302	$13,161	$11,327
Apr 24	$10,833	$12,618	$10,859
May 24	$11,129	$13,221	$11,158
Jun 24	$11,122	$13,693	$11,153
Jul 24	$11,709	$13,865	$11,742
Aug 24	$12,043	$14,200	$12,081
Sep 24	$12,277	$14,505	$12,318
Oct 24	$12,062	$14,398	$12,105
Nov 24	$12,731	$15,299	$12,778
Dec 24	$11,873	$14,910	$11,918
Jan 25	$12,360	$15,364	$12,410
Feb 25	$12,437	$15,122	$12,491
Mar 25	$12,117	$14,237	$12,173
Apr 25	$11,668	$14,164	$11,723
May 25	$11,993	$15,078	$12,051
Jun 25	$12,511	$15,854	$12,574
Jul 25	$12,561	$16,217	$12,625
Aug 25	$12,925	$16,535	$12,992
Sep 25	$13,150	$17,142	$13,221
Oct 25	$13,102	$17,549	$13,174
Nov 25	$13,355	$17,555	$13,429
Dec 25	$13,440	$17,556	$13,518
Jan 26	$14,019	$17,783	$14,103
Feb 26	$14,212	$17,627	$14,298
Mar 26	$13,424	$16,763	$13,508
Apr 26	$14,457	$18,523	$14,548
May 26	$14,846	$19,498	$14,942
Jun 26	$14,850	$19,324	$14,948
Jul 26	$15,229	$19,313	$15,333
Aug 26	$15,719	$19,845	$15,829

Average Annual Return [Table Text Block]
Table Summary
...
1 Year	Since Fund Inception
Fund NAV...
21.62%	13.46%
MSCI USA Index...
20.02	21.09
MSCI USA Value Extended ESG Focus Index...
21.84	13.68

Performance Inception Date		Jan. 31, 2023
No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet		$ 385,133,664
Holdings Count | Holding		225
Advisory Fees Paid, Amount		$ 468,682
InvestmentCompanyPortfolioTurnover		40.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$385,133,664
Number of Portfolio Holdings...
225
Net Investment Advisory Fees...
$468,682
Portfolio Turnover Rate...
40%

C000217590
Shareholder Report [Line Items]
Fund Name		iShares ESG MSCI EM Leaders ETF
Trading Symbol		LDEM
Security Exchange Name		NASDAQ
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares ESG MSCI EM Leaders ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG MSCI EM Leaders ETF	$17	0.16%

Expenses Paid, Amount		$ 17
Expense Ratio, Percent		0.16%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended August 31, 2026, the Fund returned 14.30%.

  For the same period, the MSCI Emerging Markets Index (Net) returned 39.25% and the MSCI EM Extended ESG Leaders 5% Issuer Capped Index (Net) returned 15.52%.

What contributed to performance?

Taiwanese stocks were the largest contributors to the Fund’s return during the reporting period, primarily in the information technology sector. Semiconductor stocks were supported by strong spending on advanced chips used in high-performance computing and artificial intelligence (“AI”) applications. The country's electronic component makers gained amid strong demand related to AI infrastructure, particularly for power management, thermal management, and other components used in data centers. South Korean equities were also meaningful contributors, as the information technology sector advanced due to increased investments in AI. These companies were supported by surging global demand for advanced memory chips, which lifted export volumes and pushed prices sharply higher for the country's leading chipmakers.

What detracted from performance?

Indian equities detracted from the Fund’s return, particularly in the financials sector. Diversified banks were pressured during the reporting period by tightening domestic regulations, global macroeconomic headwinds, and foreign institutional investor capital outflows. China's consumer discretionary sector was another detractor, as these companies faced intense competition, policy changes reducing new energy vehicle incentives, and potential international duties that negatively impacted automobile manufacturers.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	MSCI Emerging Markets Index (Net)	MSCI EM Extended ESG Leaders 5% Issuer Capped Index (Net)
Jan 20	$10,000	$10,000	$10,000
Feb 20	$9,179	$9,238	$9,176
Mar 20	$7,624	$7,815	$7,621
Apr 20	$8,371	$8,531	$8,411
May 20	$8,495	$8,597	$8,487
Jun 20	$9,153	$9,228	$9,151
Jul 20	$9,987	$10,053	$9,995
Aug 20	$10,154	$10,275	$10,167
Sep 20	$9,946	$10,111	$9,963
Oct 20	$10,232	$10,319	$10,263
Nov 20	$11,167	$11,273	$11,204
Dec 20	$11,881	$12,102	$11,941
Jan 21	$12,350	$12,473	$12,413
Feb 21	$12,348	$12,568	$12,419
Mar 21	$12,362	$12,379	$12,426
Apr 21	$12,697	$12,687	$12,763
May 21	$12,828	$12,832	$12,888
Jun 21	$13,126	$13,003	$13,207
Jul 21	$12,303	$12,128	$12,382
Aug 21	$12,660	$12,446	$12,795
Sep 21	$12,160	$11,951	$12,288
Oct 21	$12,303	$12,069	$12,442
Nov 21	$11,713	$11,577	$11,838
Dec 21	$11,808	$11,794	$12,000
Jan 22	$11,804	$11,571	$11,792
Feb 22	$11,103	$11,225	$11,334
Mar 22	$10,896	$10,972	$11,175
Apr 22	$10,184	$10,361	$10,463
May 22	$10,263	$10,407	$10,452
Jun 22	$9,707	$9,715	$9,799
Jul 22	$9,529	$9,692	$9,657
Aug 22	$9,463	$9,732	$9,663
Sep 22	$8,372	$8,591	$8,517
Oct 22	$8,144	$8,324	$8,252
Nov 22	$9,483	$9,559	$9,508
Dec 22	$9,261	$9,425	$9,415
Jan 23	$10,064	$10,169	$10,162
Feb 23	$9,296	$9,509	$9,438
Mar 23	$9,565	$9,798	$9,705
Apr 23	$9,436	$9,686	$9,532
May 23	$9,150	$9,524	$9,288
Jun 23	$9,517	$9,885	$9,637
Jul 23	$10,132	$10,501	$10,276
Aug 23	$9,418	$9,854	$9,593
Sep 23	$9,118	$9,596	$9,310
Oct 23	$8,788	$9,223	$8,936
Nov 23	$9,352	$9,961	$9,547
Dec 23	$9,652	$10,351	$9,871
Jan 24	$9,176	$9,870	$9,392
Feb 24	$9,514	$10,340	$9,751
Mar 24	$9,662	$10,567	$9,859
Apr 24	$9,647	$10,644	$9,921
May 24	$9,812	$10,704	$9,981
Jun 24	$10,004	$11,126	$10,257
Jul 24	$10,137	$11,159	$10,365
Aug 24	$10,363	$11,339	$10,651
Sep 24	$11,124	$12,096	$11,587
Oct 24	$10,665	$11,558	$10,891
Nov 24	$10,417	$11,143	$10,554
Dec 24	$10,298	$11,128	$10,508
Jan 25	$10,536	$11,326	$10,695
Feb 25	$10,814	$11,381	$10,982
Mar 25	$10,985	$11,453	$11,120
Apr 25	$11,110	$11,604	$11,329
May 25	$11,488	$12,099	$11,740
Jun 25	$12,179	$12,826	$12,393
Jul 25	$12,294	$13,076	$12,562
Aug 25	$12,596	$13,244	$12,716
Sep 25	$13,402	$14,192	$13,636
Oct 25	$13,522	$14,785	$13,755
Nov 25	$13,408	$14,431	$13,597
Dec 25	$13,524	$14,863	$13,771
Jan 26	$14,276	$16,179	$14,618
Feb 26	$14,554	$17,068	$14,849
Mar 26	$13,346	$14,838	$13,268
Apr 26	$14,329	$17,021	$14,402
May 26	$14,351	$18,670	$14,599
Jun 26	$14,099	$18,407	$14,169
Jul 26	$13,957	$17,841	$14,271
Aug 26	$14,397	$18,442	$14,689

Average Annual Return [Table Text Block]
Table Summary
...
1 Year	5 Years	Since Fund Inception
Fund NAV...
14.30%	2.60%	5.70%
MSCI Emerging Markets Index (Net)...
39.25	8.18	9.76
MSCI EM Extended ESG Leaders 5% Issuer Capped Index (Net)...
15.52	2.80	6.03

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet		$ 33,878,458
Holdings Count | Holding		430
Advisory Fees Paid, Amount		$ 52,842
InvestmentCompanyPortfolioTurnover		26.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$33,878,458
Number of Portfolio Holdings...
430
Net Investment Advisory Fees...
$52,842
Portfolio Turnover Rate...
26%

C000211558
Shareholder Report [Line Items]
Fund Name		iShares ESG MSCI USA Leaders ETF
Trading Symbol		SUSL
Security Exchange Name		NASDAQ
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares ESG MSCI USA Leaders ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG MSCI USA Leaders ETF	$11	0.10%

Expenses Paid, Amount		$ 11
Expense Ratio, Percent		0.10%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended August 31, 2026, the Fund returned 23.04%.

  For the same period, the MSCI USA Index returned 20.02% and the MSCI USA Extended ESG Leaders Index returned 23.17%.

What contributed to performance?

The largest contributor to the Fund’s performance during the reporting period was the information technology sector. Semiconductors and semiconductor equipment stocks were buoyed by substantial investments across artificial intelligence (“AI”), cloud computing, and data center infrastructure. In the technology hardware, storage, and peripherals subsector, companies gained amid resilient end-market demand, improving pricing dynamics, and accelerating enterprise storage needs driven by AI-fueled data expansion. In the communication sector, an interactive media and services company was supported by resilient digital advertising activity, continued growth in cloud computing, and expanding monetization of AI across search and other platforms. Healthcare companies also contributed. Pharmaceutical stocks advanced on strong demand for GLP-1 therapies and continued innovation in oncology and immunology, as well as increased acquisition activity as pharmaceutical companies sought to rebuild their pipelines by acquiring emerging biotechnology companies.

What detracted from performance?

During the reporting period, there were no significant detractors from the Fund’s return.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	MSCI USA Index	MSCI USA Extended ESG Leaders Index
Apr 19	$10,000	$10,000	$10,000
May 19	$9,626	$9,569	$9,632
Jun 19	$10,252	$10,241	$10,260
Jul 19	$10,446	$10,399	$10,454
Aug 19	$10,338	$10,218	$10,348
Sep 19	$10,517	$10,400	$10,527
Oct 19	$10,712	$10,626	$10,722
Nov 19	$11,100	$11,026	$11,113
Dec 19	$11,422	$11,349	$11,436
Jan 20	$11,518	$11,371	$11,533
Feb 20	$10,645	$10,444	$10,660
Mar 20	$9,317	$9,119	$9,328
Apr 20	$10,476	$10,319	$10,488
May 20	$11,029	$10,855	$11,044
Jun 20	$11,211	$11,103	$11,228
Jul 20	$11,674	$11,762	$11,690
Aug 20	$12,555	$12,645	$12,574
Sep 20	$12,122	$12,174	$12,141
Oct 20	$11,784	$11,857	$11,804
Nov 20	$13,075	$13,229	$13,099
Dec 20	$13,564	$13,774	$13,591
Jan 21	$13,454	$13,646	$13,480
Feb 21	$13,876	$14,003	$13,905
Mar 21	$14,506	$14,530	$14,539
Apr 21	$15,261	$15,320	$15,296
May 21	$15,385	$15,394	$15,421
Jun 21	$15,790	$15,823	$15,829
Jul 21	$16,253	$16,197	$16,295
Aug 21	$16,753	$16,675	$16,798
Sep 21	$15,928	$15,888	$15,973
Oct 21	$17,420	$16,996	$17,471
Nov 21	$17,128	$16,825	$17,179
Dec 21	$17,849	$17,489	$17,904
Jan 22	$16,745	$16,499	$16,797
Feb 22	$16,186	$16,016	$16,238
Mar 22	$16,796	$16,579	$16,850
Apr 22	$15,348	$15,076	$15,398
May 22	$15,244	$15,043	$15,294
Jun 22	$14,114	$13,798	$14,162
Jul 22	$15,281	$15,085	$15,334
Aug 22	$14,526	$14,494	$14,577
Sep 22	$13,223	$13,150	$13,271
Oct 22	$14,187	$14,194	$14,240
Nov 22	$15,136	$14,966	$15,194
Dec 22	$14,230	$14,086	$14,286
Jan 23	$15,154	$15,019	$15,215
Feb 23	$14,793	$14,654	$14,854
Mar 23	$15,390	$15,175	$15,455
Apr 23	$15,543	$15,367	$15,610
May 23	$15,695	$15,467	$15,764
Jun 23	$16,736	$16,499	$16,811
Jul 23	$17,314	$17,067	$17,394
Aug 23	$17,236	$16,779	$17,316
Sep 23	$16,368	$15,992	$16,445
Oct 23	$15,957	$15,624	$16,034
Nov 23	$17,602	$17,097	$17,678
Dec 23	$18,367	$17,903	$18,447
Jan 24	$18,776	$18,182	$18,861
Feb 24	$19,824	$19,157	$19,916
Mar 24	$20,551	$19,767	$20,647
Apr 24	$19,614	$18,951	$19,708
May 24	$20,562	$19,856	$20,663
Jun 24	$21,317	$20,566	$21,424
Jul 24	$21,389	$20,824	$21,497
Aug 24	$21,815	$21,326	$21,928
Sep 24	$22,319	$21,785	$22,437
Oct 24	$22,089	$21,624	$22,207
Nov 24	$23,409	$22,978	$23,536
Dec 24	$22,676	$22,393	$22,801
Jan 25	$23,072	$23,075	$23,200
Feb 25	$22,540	$22,711	$22,666
Mar 25	$21,189	$21,383	$21,309
Apr 25	$21,222	$21,273	$21,345
May 25	$22,947	$22,646	$23,083
Jun 25	$24,012	$23,811	$24,156
Jul 25	$24,665	$24,356	$24,816
Aug 25	$25,021	$24,834	$25,176
Sep 25	$26,013	$25,746	$26,176
Oct 25	$26,879	$26,357	$27,050
Nov 25	$26,766	$26,365	$26,939
Dec 25	$27,009	$26,368	$27,187
Jan 26	$27,418	$26,709	$27,600
Feb 26	$26,912	$26,474	$27,093
Mar 26	$25,392	$25,176	$25,564
Apr 26	$28,382	$27,819	$28,578
May 26	$29,682	$29,284	$29,889
Jun 26	$29,737	$29,023	$29,948
Jul 26	$29,710	$29,006	$29,924
Aug 26	$30,785	$29,805	$31,009

Average Annual Return [Table Text Block]
Table Summary
...
1 Year	5 Years	Since Fund Inception
Fund NAV...
23.04%	12.94%	16.60%
MSCI USA Index...
20.02	12.32	16.10
MSCI USA Extended ESG Leaders Index...
23.17	13.04	16.73

Performance Inception Date		May 07, 2019
No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet		$ 1,216,774,578
Holdings Count | Holding		253
Advisory Fees Paid, Amount		$ 1,049,220
InvestmentCompanyPortfolioTurnover		8.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$1,216,774,578
Number of Portfolio Holdings...
253
Net Investment Advisory Fees...
$1,049,220
Portfolio Turnover Rate...
8%

C000168438
Shareholder Report [Line Items]
Fund Name		iShares MSCI Global Sustainable Development Goals ETF
Trading Symbol		SDG
Security Exchange Name		NASDAQ
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares MSCI Global Sustainable Development Goals ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Global Sustainable Development Goals ETF	$54	0.50%

Expenses Paid, Amount		$ 54
Expense Ratio, Percent		0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended August 31, 2026, the Fund returned 15.95%.

  For the same period, the MSCI All Country World Index (Net) returned 22.35% and the MSCI ACWI Sustainable Development Index (Net) returned 16.35%.

What contributed to performance?

The information technology sector in the United States contributed the most to the Fund’s return during the reporting period. Semiconductors and semiconductor equipment stocks were buoyed by robust investments across artificial intelligence (“AI”), cloud computing, and data center infrastructure. In the healthcare sector, biotechnology stocks benefited from increased merger and acquisition activity, as pharmaceutical firms sought to replenish pipelines ahead of key patent expirations. In Taiwan, a cloud infrastructure original design manufacturer in the information technology sector benefited from soaring demand for its AI server racks and liquid-cooled hardware, driven by massive data center capital expenditures from top cloud hyperscalers. A Danish pioneer in wind energy gained amid strong global demand for wind turbines.

What detracted from performance?

Chinese equities detracted from the Fund’s return during the reporting period. In the consumer discretionary sector, automobile manufacturers faced intense domestic price competition, reduced new electric vehicle subsidies, and potential international tariffs.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	MSCI All Country World Index (Net)	MSCI ACWI Sustainable Development Index (Net)
Aug 16	$10,000	$10,000	$10,000
Sep 16	$10,022	$10,061	$10,028
Oct 16	$9,651	$9,891	$9,659
Nov 16	$9,512	$9,966	$9,515
Dec 16	$9,660	$10,181	$9,675
Jan 17	$9,969	$10,459	$9,985
Feb 17	$10,128	$10,753	$10,150
Mar 17	$10,404	$10,884	$10,430
Apr 17	$10,699	$11,054	$10,720
May 17	$11,112	$11,298	$11,130
Jun 17	$11,276	$11,349	$11,310
Jul 17	$11,352	$11,667	$11,389
Aug 17	$11,527	$11,711	$11,578
Sep 17	$11,851	$11,938	$11,902
Oct 17	$12,030	$12,185	$12,085
Nov 17	$12,040	$12,421	$12,104
Dec 17	$12,261	$12,622	$12,331
Jan 18	$12,785	$13,334	$12,862
Feb 18	$12,332	$12,773	$12,408
Mar 18	$12,163	$12,491	$12,241
Apr 18	$12,234	$12,620	$12,314
May 18	$12,199	$12,636	$12,267
Jun 18	$11,961	$12,567	$12,031
Jul 18	$12,376	$12,946	$12,452
Aug 18	$12,352	$13,048	$12,434
Sep 18	$12,306	$13,104	$12,389
Oct 18	$11,298	$12,122	$11,373
Nov 18	$11,899	$12,300	$11,986
Dec 18	$11,335	$11,433	$11,418
Jan 19	$12,060	$12,336	$12,150
Feb 19	$12,346	$12,666	$12,443
Mar 19	$12,536	$12,825	$12,629
Apr 19	$12,617	$13,258	$12,708
May 19	$11,748	$12,472	$11,827
Jun 19	$12,430	$13,289	$12,514
Jul 19	$12,389	$13,328	$12,471
Aug 19	$12,303	$13,011	$12,386
Sep 19	$12,574	$13,285	$12,661
Oct 19	$13,219	$13,649	$13,312
Nov 19	$13,489	$13,982	$13,590
Dec 19	$14,145	$14,474	$14,245
Jan 20	$14,394	$14,315	$14,493
Feb 20	$13,758	$13,159	$13,859
Mar 20	$12,452	$11,382	$12,542
Apr 20	$13,522	$12,601	$13,642
May 20	$14,017	$13,149	$14,115
Jun 20	$14,798	$13,569	$14,911
Jul 20	$15,979	$14,287	$16,099
Aug 20	$17,852	$15,162	$17,995
Sep 20	$17,476	$14,673	$17,619
Oct 20	$16,842	$14,316	$16,983
Nov 20	$19,253	$16,080	$19,423
Dec 20	$20,463	$16,827	$20,650
Jan 21	$21,033	$16,751	$21,235
Feb 21	$20,502	$17,139	$20,696
Mar 21	$20,700	$17,596	$20,908
Apr 21	$21,174	$18,366	$21,390
May 21	$21,218	$18,643	$21,446
Jun 21	$21,855	$18,897	$22,097
Jul 21	$21,466	$19,027	$21,660
Aug 21	$22,064	$19,504	$22,301
Sep 21	$21,087	$18,698	$21,351
Oct 21	$21,261	$19,652	$21,438
Nov 21	$20,044	$19,179	$20,148
Dec 21	$20,254	$19,946	$20,408
Jan 22	$19,341	$18,967	$19,444
Feb 22	$19,420	$18,477	$19,639
Mar 22	$19,046	$18,877	$19,366
Apr 22	$18,436	$17,366	$18,771
May 22	$18,788	$17,387	$19,026
Jun 22	$17,988	$15,921	$17,878
Jul 22	$18,634	$17,032	$18,656
Aug 22	$17,668	$16,405	$17,790
Sep 22	$15,915	$14,835	$16,014
Oct 22	$16,213	$15,730	$16,356
Nov 22	$18,193	$16,950	$18,078
Dec 22	$17,979	$16,283	$18,049
Jan 23	$18,855	$17,451	$18,879
Feb 23	$17,673	$16,950	$17,775
Mar 23	$18,063	$17,473	$18,108
Apr 23	$18,303	$17,724	$18,363
May 23	$17,472	$17,534	$17,542
Jun 23	$18,149	$18,553	$18,216
Jul 23	$18,965	$19,231	$19,107
Aug 23	$18,036	$18,694	$18,199
Sep 23	$17,120	$17,921	$17,289
Oct 23	$16,461	$17,382	$16,558
Nov 23	$17,749	$18,987	$17,865
Dec 23	$18,817	$19,899	$18,941
Jan 24	$17,657	$20,015	$17,848
Feb 24	$17,862	$20,874	$17,982
Mar 24	$18,226	$21,530	$18,340
Apr 24	$17,774	$20,819	$17,970
May 24	$18,407	$21,665	$18,477
Jun 24	$17,571	$22,147	$17,706
Jul 24	$18,178	$22,505	$18,311
Aug 24	$18,885	$23,076	$19,066
Sep 24	$19,940	$23,612	$20,273
Oct 24	$18,609	$23,082	$18,840
Nov 24	$18,116	$23,946	$18,219
Dec 24	$16,964	$23,379	$17,162
Jan 25	$17,008	$24,164	$17,189
Feb 25	$17,554	$24,018	$17,680
Mar 25	$17,087	$23,069	$17,207
Apr 25	$17,191	$23,284	$17,339
May 25	$17,725	$24,623	$17,907
Jun 25	$18,117	$25,728	$18,242
Jul 25	$18,638	$26,077	$18,900
Aug 25	$19,347	$26,721	$19,551
Sep 25	$19,875	$27,690	$20,091
Oct 25	$20,177	$28,309	$20,370
Nov 25	$20,378	$28,305	$20,601
Dec 25	$20,309	$28,601	$20,554
Jan 26	$20,503	$29,449	$20,803
Feb 26	$20,987	$29,828	$21,280
Mar 26	$20,202	$27,685	$20,207
Apr 26	$21,450	$30,502	$21,611
May 26	$22,032	$32,076	$22,324
Jun 26	$21,691	$31,818	$21,913
Jul 26	$21,652	$31,842	$21,931
Aug 26	$22,434	$32,693	$22,747

Average Annual Return [Table Text Block]
Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
15.95%	0.33%	8.42%
MSCI All Country World Index (Net)...
22.35	10.88	12.58
MSCI ACWI Sustainable Development Index (Net)...
16.35	0.40	8.57

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet		$ 175,899,120
Holdings Count | Holding		125
Advisory Fees Paid, Amount		$ 830,536
InvestmentCompanyPortfolioTurnover		58.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$175,899,120
Number of Portfolio Holdings...
125
Net Investment Advisory Fees...
$830,536
Portfolio Turnover Rate...
58%

C000259095
Shareholder Report [Line Items]
Fund Name		iShares MSCI World Small-Cap ETF
Trading Symbol		WSML
Security Exchange Name		NASDAQ
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares MSCI World Small-Cap ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI World Small-Cap ETF	$17	0.15%

Expenses Paid, Amount		$ 17
Expense Ratio, Percent		0.15%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended August 31, 2026, the Fund returned 23.26%.

  For the same period, the MSCI All Country World Index (Net) returned 22.35% and the MSCI World Small Cap Index (Net) returned 22.86%.

What contributed to performance?

U.S. small-cap stocks contributed the most to the Fund’s return for the reporting period, notably in the information technology sector. In the technology hardware and equipment subsector, a flash memory storage device maker was supported primarily by surging enterprise demand for high-capacity memory chips, next-generation storage drives, and memory storage required for artificial intelligence (“AI”) infrastructure and data centers. Electronic equipment, instruments, and components names gained amid expanding AI infrastructure builds and industrial grid modernization. In the healthcare sector, biotechnology stocks benefited from attractive valuations, improving sentiment, and increased merger and acquisition activity as pharmaceuticals firms acquired emerging biotechs to rebuild drug pipelines ahead of major patent expirations. Japanese small caps also contributed to performance, particularly in the industrials sector.

What detracted from performance?

There were no significant detractors from the Fund’s return during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	MSCI All Country World Index (Net)	MSCI World Small Cap Index (Net)
Mar 25	$10,000	$10,000	$10,000
Apr 25	$10,033	$10,038	$10,030
May 25	$10,617	$10,615	$10,612
Jun 25	$11,131	$11,091	$11,114
Jul 25	$11,228	$11,242	$11,248
Aug 25	$11,833	$11,520	$11,828
Sep 25	$12,079	$11,937	$12,062
Oct 25	$12,096	$12,204	$12,082
Nov 25	$12,322	$12,203	$12,289
Dec 25	$12,434	$12,330	$12,403
Jan 26	$13,126	$12,695	$13,107
Feb 26	$13,668	$12,859	$13,620
Mar 26	$12,708	$11,935	$12,572
Apr 26	$13,794	$13,149	$13,713
May 26	$14,287	$13,828	$14,233
Jun 26	$14,557	$13,717	$14,465
Jul 26	$14,182	$13,727	$14,121
Aug 26	$14,586	$14,094	$14,532

Average Annual Return [Table Text Block]
Table Summary
...
1 Year	Since Fund Inception
Fund NAV...
23.26%	30.54%
MSCI All Country World Index (Net)...
22.35	27.42
MSCI World Small Cap Index (Net)...
22.86	30.20

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet		$ 671,751,383
Holdings Count | Holding		3,671
Advisory Fees Paid, Amount		$ 1,063,751
InvestmentCompanyPortfolioTurnover		22.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$671,751,383
Number of Portfolio Holdings...
3,671
Net Investment Advisory Fees...
$1,063,751
Portfolio Turnover Rate...
22%

C000232922
Shareholder Report [Line Items]
Fund Name		iShares Paris-Aligned Climate Optimized MSCI USA ETF
Trading Symbol		PABU
Security Exchange Name		NASDAQ
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares Paris-Aligned Climate Optimized MSCI USA ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Paris-Aligned Climate Optimized MSCI USA ETF	$11	0.10%

Expenses Paid, Amount		$ 11
Expense Ratio, Percent		0.10%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended August 31, 2026, the Fund returned 14.84%.

  For the same period, the MSCI USA Index returned 20.02% and the MSCI USA Climate Paris Aligned Benchmark Extended Select Index returned 14.93%.

What contributed to performance?

During the reporting period, U.S. large- and mid-capitalization stocks that are designed to be compatible with the objectives of the Paris Agreement advanced. The largest contributor to the Fund’s performance was the information technology sector. Semiconductors and semiconductor equipment stocks benefited from substantial investments in artificial intelligence (“AI”), cloud computing, and data center infrastructure. In the technology hardware, storage, and peripherals subsector, companies benefited from resilient consumer demand, improving pricing trends, and growing enterprise and hyperscale storage solutions, driven by AI-related data growth. Healthcare companies also contributed. Pharmaceutical stocks also advanced on strong demand for GLP-1 therapies and continued innovation in oncology and immunology, as well as increased acquisition activity as they sought to rebuild their pipelines by acquiring emerging biotechnology companies.

What detracted from performance?

During the reporting period, industrials stocks detracted from the Fund’s return amid slowing consumer demand, rising cost pressures, and geopolitical tensions.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	MSCI USA Index	MSCI USA Climate Paris Aligned Benchmark Extended Select Index
Jan 22	$10,000	$10,000	$10,000
Feb 22	$9,684	$9,692	$9,685
Mar 22	$10,026	$10,033	$10,029
Apr 22	$9,014	$9,123	$9,016
May 22	$8,911	$9,103	$8,914
Jun 22	$8,257	$8,350	$8,259
Jul 22	$9,128	$9,129	$9,132
Aug 22	$8,658	$8,771	$8,662
Sep 22	$7,866	$7,958	$7,868
Oct 22	$8,363	$8,589	$8,366
Nov 22	$8,809	$9,057	$8,813
Dec 22	$8,237	$8,524	$8,242
Jan 23	$8,854	$9,089	$8,859
Feb 23	$8,668	$8,868	$8,674
Mar 23	$9,035	$9,183	$9,040
Apr 23	$9,138	$9,300	$9,144
May 23	$9,284	$9,360	$9,290
Jun 23	$9,907	$9,984	$9,914
Jul 23	$10,202	$10,328	$10,211
Aug 23	$10,055	$10,154	$10,064
Sep 23	$9,477	$9,678	$9,486
Oct 23	$9,206	$9,455	$9,216
Nov 23	$10,168	$10,347	$10,180
Dec 23	$10,692	$10,834	$10,704
Jan 24	$10,809	$11,003	$10,822
Feb 24	$11,384	$11,593	$11,398
Mar 24	$11,584	$11,962	$11,599
Apr 24	$11,007	$11,468	$11,022
May 24	$11,624	$12,016	$11,642
Jun 24	$12,108	$12,446	$12,127
Jul 24	$12,298	$12,602	$12,319
Aug 24	$12,667	$12,906	$12,690
Sep 24	$12,970	$13,184	$12,995
Oct 24	$12,762	$13,086	$12,788
Nov 24	$13,538	$13,905	$13,567
Dec 24	$13,310	$13,551	$13,339
Jan 25	$13,497	$13,964	$13,528
Feb 25	$13,173	$13,744	$13,204
Mar 25	$12,313	$12,940	$12,343
Apr 25	$12,309	$12,874	$12,340
May 25	$13,188	$13,705	$13,223
Jun 25	$13,777	$14,410	$13,815
Jul 25	$14,034	$14,739	$14,074
Aug 25	$14,246	$15,029	$14,287
Sep 25	$14,824	$15,580	$14,868
Oct 25	$15,253	$15,950	$15,300
Nov 25	$15,114	$15,955	$15,160
Dec 25	$15,066	$15,957	$15,115
Jan 26	$14,788	$16,163	$14,835
Feb 26	$14,373	$16,021	$14,420
Mar 26	$13,753	$15,236	$13,799
Apr 26	$15,325	$16,835	$15,378
May 26	$16,417	$17,721	$16,475
Jun 26	$15,836	$17,563	$15,891
Jul 26	$15,698	$17,553	$15,754
Aug 26	$16,360	$18,037	$16,420

Average Annual Return [Table Text Block]
Table Summary
...
1 Year	Since Fund Inception
Fund NAV...
14.84%	11.40%
MSCI USA Index...
20.02	13.81
MSCI USA Climate Paris Aligned Benchmark Extended Select Index...
14.93	11.49

Performance Inception Date		Feb. 08, 2022
No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet		$ 2,542,377,193
Holdings Count | Holding		89
Advisory Fees Paid, Amount		$ 2,320,812
InvestmentCompanyPortfolioTurnover		31.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$2,542,377,193
Number of Portfolio Holdings...
89
Net Investment Advisory Fees...
$2,320,812
Portfolio Turnover Rate...
31%

C000247094
Shareholder Report [Line Items]
Fund Name		iShares Paris-Aligned Climate Optimized MSCI World ex USA ETF
Trading Symbol		PABD
Security Exchange Name		NASDAQ
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares Paris-Aligned Climate Optimized MSCI World ex USA ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Paris-Aligned Climate Optimized MSCI World ex USA ETF	$13	0.12%

Expenses Paid, Amount		$ 13
Expense Ratio, Percent		0.12%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended August 31, 2026, the Fund returned 18.58%.

  For the same period, the MSCI ACWI ex USA Index (Net) returned 27.35% and the MSCI World ex USA Climate Paris Aligned Benchmark Extended Select Index (Net) returned 18.19%.

What contributed to performance?

Japanese equities contributed the most to the Fund’s return during the reporting period. Semiconductor equipment companies in the information technology sector benefited from strong artificial intelligence (“AI”) -related investment in leading-edge logic and memory, as well as growing requirements for advanced packaging and more sophisticated testing as chip complexity increased. Electronic components companies gained due to sustained demand for AI data-center infrastructure. In Canada, diversified banks in the financials sector were supported by strong capital-markets activity, resilient loan activity, and growth in wealth-management and other fee-based businesses. Financials stocks in the United Kingdom also contributed. Diversified banks benefited from solid net interest income (the difference between the rates banks charge for loans and the rates they pay for deposits), in addition to robust deposit inflows, solid performance from investment banking units, and strong trading activity.

What detracted from performance?

There were no significant detractors from the Fund’s return during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	MSCI ACWI ex USA Index (Net)	MSCI World ex USA Climate Paris Aligned Benchmark Extended Select Index (Net)
Dec 23	$10,000	$10,000	$10,000
Jan 24	$10,246	$10,334	$10,375
Feb 24	$10,548	$10,596	$10,554
Mar 24	$10,805	$10,927	$10,806
Apr 24	$10,402	$10,731	$10,471
May 24	$10,968	$11,042	$10,934
Jun 24	$10,765	$11,032	$10,789
Jul 24	$11,157	$11,287	$11,168
Aug 24	$11,606	$11,608	$11,620
Sep 24	$11,744	$11,921	$11,780
Oct 24	$11,106	$11,336	$11,137
Nov 24	$11,124	$11,234	$11,126
Dec 24	$10,714	$11,015	$10,768
Jan 25	$11,170	$11,459	$11,262
Feb 25	$11,443	$11,618	$11,429
Mar 25	$11,345	$11,592	$11,297
Apr 25	$11,921	$12,010	$11,923
May 25	$12,439	$12,560	$12,450
Jun 25	$12,781	$12,987	$12,767
Jul 25	$12,413	$12,949	$12,536
Aug 25	$13,000	$13,399	$13,057
Sep 25	$13,348	$13,882	$13,340
Oct 25	$13,444	$14,162	$13,472
Nov 25	$13,530	$14,159	$13,552
Dec 25	$13,909	$14,583	$13,964
Jan 26	$14,434	$15,455	$14,511
Feb 26	$15,074	$16,231	$15,114
Mar 26	$13,654	$14,480	$13,405
Apr 26	$14,603	$15,877	$14,527
May 26	$14,965	$16,677	$14,953
Jun 26	$15,117	$16,579	$15,050
Jul 26	$15,163	$16,635	$15,149
Aug 26	$15,415	$17,063	$15,432

Average Annual Return [Table Text Block]
Table Summary
...
1 Year	Since Fund Inception
Fund NAV...
18.58%	17.93%
MSCI ACWI ex USA Index (Net)...
27.35	22.61
MSCI World ex USA Climate Paris Aligned Benchmark Extended Select Index (Net)...
18.19	18.00

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet		$ 335,780,814
Holdings Count | Holding		408
Advisory Fees Paid, Amount		$ 359,002
InvestmentCompanyPortfolioTurnover		15.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$335,780,814
Number of Portfolio Holdings...
408
Net Investment Advisory Fees...
$359,002
Portfolio Turnover Rate...
15%

[1]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[2]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[3]	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
[4]	Annualized.